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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 3/31/14

Item 1. Schedule of Investments.

INTECH Global Dividend Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 98.1%
Aerospace & Defense — 5.6%
18,051	BAE Systems PLC	$ 124,629
18,649	Cobham PLC	92,946
2,200	Lockheed Martin Corp.	359,128
3,500	Raytheon Co.	345,765
		922,468
Air Freight & Logistics — 0.3%
9,805	Toll Holdings, Ltd.	47,274
Auto Components — 0.4%
248	Cie Generale des Etablissements Michelin	31,013
994	Nokian Renkaat Oyj	40,187
		71,200
Automobiles — 0.9%
1,000	Daihatsu Motor Co., Ltd.	17,665
1,433	Daimler AG#	135,394
		153,059
Beverages — 0.1%
1,094	Coca-Cola Amatil, Ltd.	11,188
Building Products — 1.2%
2,220	Cie de Saint-Gobain	134,096
205	Geberit AG	67,150
		201,246
Capital Markets — 1.2%
2,400	CI Financial Corp.	75,715
13,540	ICAP PLC	85,223
400	IGM Financial, Inc.	18,869
2,326	Investec PLC	18,797
		198,604
Chemicals — 2.2%
300	Agrium, Inc.	29,240
133	BASF SE	14,781
600	EI du Pont de Nemours & Co.	40,260
4,402	Israel Chemicals, Ltd.	38,498
2,022	Koninklijke DSM NV#	138,751
1,020	Orica, Ltd.	20,693
1,400	Potash Corp. of Saskatchewan, Inc.	50,652
723	Yara International ASA	31,966
		364,841
Commercial Banks — 3.4%
679	Australia & New Zealand Banking Group, Ltd.	20,813
1,800	Bank of Montreal	120,445
300	Bank of Nova Scotia	17,379
6,089	Bendigo and Adelaide Bank, Ltd.	64,248
6,000	BOC Hong Kong Holdings, Ltd.	17,096
1,200	Canadian Imperial Bank of Commerce	103,411
1,000	DBS Group Holdings, Ltd.	12,858
3,500	Hang Seng Bank, Ltd.	55,729
2,000	Oversea-Chinese Banking Corp., Ltd.ß	15,474
200	Royal Bank of Canada	13,189
2,200	Toronto-Dominion Bank	103,163
1,000	United Overseas Bank, Ltd.	17,215
		561,020
Commercial Services & Supplies — 1.4%
1,959	Brambles, Ltd.	16,820
789	Edenred	24,753
22,989	G4S PLC	92,543
2,282	Securitas AB - Class B	26,435
1,600	Waste Management, Inc.	67,312
		227,863
Communications Equipment — 0.2%
1,300	Cisco Systems, Inc.	29,133
Construction & Engineering — 2.5%
2,054	Bouygues SA	85,660
5,777	Ferrovial SA	125,137
1,569	Koninklijke Boskalis Westminster NV	86,388
1,309	Skanska AB - Class B	30,853
1,103	Vinci SA	81,910
		409,948
Construction Materials — 0.5%
3,025	CRH PLC	84,152
Containers & Packaging — 0.2%
2,134	Amcor, Ltd.	20,558
400	MeadWestvaco Corp.	15,056
		35,614
Distributors — 0.5%
600	Genuine Parts Co.	52,110
1,000	Jardine Cycle & Carriage, Ltd.	36,045
		88,155
Diversified Consumer Services — 0.2%
1,300	H&R Block, Inc.	39,247
Diversified Financial Services — 0.4%
1,021	ASX, Ltd.	34,146
1,017	Industrivarden AB - Class C	19,711
3,000	Singapore Exchange, Ltd.	16,556
		70,413
Diversified Telecommunication Services — 5.4%
1,200	AT&T, Inc.	42,084
500	BCE, Inc.	21,542
3,925	Belgacom SA	122,894
1,000	Bell Aliant, Inc.	24,464
43,756	Bezeq Israeli Telecommunication Corp., Ltd.	77,953
2,704	Elisa Oyj	77,810
2,143	Inmarsat PLC	25,952
2,300	Nippon Telegraph & Telephone Corp.	125,230
52,999	PCCW, Ltd.	26,581
6,000	Singapore Telecommunications, Ltd.	17,414
45	Swisscom AG	27,648
8,611	TDC A/S	79,617
792	Telenor ASA	17,561
3,578	TeliaSonera AB	26,987
17,183	Telstra Corp., Ltd.	80,935
1,992	Verizon Communications, Inc.	94,759
		889,431
Electric Utilities — 5.8%
1,400	American Electric Power Co., Inc.	70,924
5,000	Cheung Kong Infrastructure Holdings, Ltd.	31,910
2,000	CLP Holdings, Ltd.	15,084
8,744	Contact Energy, Ltd.	40,359
266	Duke Energy Corp.	18,944
25,276	EDP - Energias de Portugal SA	117,371
400	Entergy Corp.	26,740
500	FirstEnergy Corp.	17,015
400	Fortis, Inc.	11,407
3,999	Fortum Oyj	90,893
400	NextEra Energy, Inc.	38,248
362	Northeast Utilities	16,471
700	OGE Energy Corp.	25,732
300	Pinnacle West Capital Corp.	16,398
11,000	Power Assets Holdings, Ltd.	95,374
700	PPL Corp.	23,198
1,585	Red Electrica Corp. SA	128,817
500	Southern Co.	21,970
1,095	SSE PLC	26,813
19,770	Terna Rete Elettrica Nazionale SpA	105,883
600	Xcel Energy, Inc.	18,216
		957,767
Electrical Equipment — 0.1%
343	ABB, Ltd.	8,849
Electronic Equipment, Instruments & Components — 1.4%
7,600	Hoya Corp.	236,616
Energy Equipment & Services — 1.3%
836	Aker Solutions ASA	13,026
3,195	AMEC PLC	59,755
600	Ensco PLC - Class A	31,668
1,071	Fugro NV	65,850
987	Seadrill, Ltd.	34,864
612	WorleyParsons, Ltd.	8,591
		213,754
Food & Staples Retailing — 2.5%
192	Casino Guichard Perrachon SA	22,846
266	Delhaize Group SA	19,438
8,806	J Sainsbury PLC	46,399
2,982	Koninklijke Ahold NV	59,891
700	Lawson, Inc.	49,515
15,710	Metcash, Ltd.	38,164
400	Sysco Corp.	14,452
3,628	Tesco PLC	17,864
2,054	Wesfarmers, Ltd.	78,445
11,074	WM Morrison Supermarkets PLC	39,318
663	Woolworths, Ltd.	21,958
		408,290
Food Products — 2.0%
400	Campbell Soup Co.	17,952
1,300	ConAgra Foods, Inc.	40,339
500	General Mills, Inc.	25,910
1,800	Kellogg Co.	112,878
600	Kraft Foods Group, Inc.	33,660
103	Nestle SA	7,756
1,913	Orkla ASA	16,318
957	Suedzucker AG	27,255
2,738	Tate & Lyle PLC	30,464
217	Unilever NV	8,918
301	Unilever PLC	12,850
		334,300
Gas Utilities — 2.3%
2,161	Enagas SA	65,713
6,805	Gas Natural SDG SA	191,322
22,682	Snam SpA	132,789
		389,824
Health Care Equipment & Supplies — 0.1%
263	Cochlear, Ltd.	13,900
Health Care Providers & Services — 0.5%
5,663	Sonic Healthcare, Ltd.	90,680
Hotels, Restaurants & Leisure — 2.2%
700	Darden Restaurants, Inc.	35,532
1,259	Flight Centre Travel Group, Ltd.	61,274
200	McDonald's Corp.	19,606
12,176	Tatts Group, Ltd.	32,740
8,855	TUI Travel PLC	64,650
35,600	Wynn Macau, Ltd.	147,792
		361,594
Household Durables — 1.3%
551	Electrolux AB	12,025
1,900	Garmin, Ltd.#	104,994
2,600	Husqvarna AB - Class B	18,163
2,300	Leggett & Platt, Inc.	75,072
		210,254
Household Products — 1.6%
800	Clorox Co.	70,408
1,100	Kimberly-Clark Corp.	121,275
915	Reckitt Benckiser Group PLC	74,537
		266,220
Industrial Conglomerates — 1.7%
6,500	Hopewell Holdings, Ltd.	22,333
2,000	Keppel Corp., Ltd.	17,319
497	Koninklijke Philips NV	17,461
18,000	NWS Holdings, Ltd.	30,355
3,000	SembCorp Industries, Ltd.	13,096
1,392	Siemens AG	187,339
		287,903
Information Technology Services — 1.6%
4,200	Paychex, Inc.	178,920
4,800	Western Union Co.	78,528
		257,448
Insurance — 7.6%
3,826	Admiral Group PLC	91,071
76	Allianz SE	12,845
2,855	AXA SA	74,192
1,400	Cincinnati Financial Corp.	68,124
3,690	CNP Assurances	78,126
25,394	Direct Line Insurance Group PLC	100,531
1,666	Gjensidige Forsikring ASA	33,906
409	Hannover Rueck SE	36,581
8,713	Insurance Australia Group, Ltd.	44,998
67,074	Legal & General Group PLC	228,865
9,009	Mapfre SA	37,974
101	Muenchener Rueckversicherungs AG	22,066
5,137	Old Mutual PLC	17,220
1,300	Power Corp. of Canada	35,543
500	Power Financial Corp.	15,484
3,224	Sampo Oyj - Class A#	167,207
1,359	SCOR SE	47,550
7,369	Standard Life PLC	46,369
226	Swiss Re AG	20,956
298	Tryg A/S	29,478
369	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,192
80	Zurich Insurance Group AG	24,567
		1,251,845
Leisure Products — 1.4%
1,800	Hasbro, Inc.	100,116
2,400	Mattel, Inc.	96,264
1,000	Sankyo Co., Ltd.	42,103
		238,483
Life Sciences Tools & Services — 0.5%
865	Lonza Group AG	88,232
Machinery — 1.2%
618	Atlas Copco AB - Class B	16,925
620	Metso Oyj	20,267
1,537	SKF AB - Class B	39,363
755	Wartsila Oyj Abp	41,008
35,000	Yangzijiang Shipbuilding Holdings, Ltd.	30,057
2,738	Zardoya Otis SA	46,617
		194,237
Marine — 0.7%
794	Kuehne + Nagel International AG	111,131
Media — 6.0%
365	Axel Springer SE	23,357
10,150	British Sky Broadcasting Group PLC	154,470
693	Eutelsat Communications SA	23,531
2,289	Lagardere SCA	90,873
4,003	Pearson PLC	70,929
6,332	Reed Elsevier NV	136,810
11,791	Reed Elsevier PLC	180,033
243	RTL Group SA	27,666
1,279	SES SA (FDR)	47,754
1,100	Shaw Communications, Inc. - Class B	26,274
16,000	Singapore Press Holdings, Ltd.	53,435
1,000	Thomson Reuters Corp.	34,190
4,367	Wolters Kluwer NV	123,199
		992,521
Metals & Mining — 1.1%
556	Anglo American PLC	14,148
377	Antofagasta PLC	5,250
511	BHP Billiton PLC	15,707
669	BHP Billiton, Ltd.	22,622
1,314	Boliden AB	19,984
1,200	Freeport-McMoRan Copper & Gold, Inc.	39,684
500	Nucor Corp.	25,270
324	Rio Tinto PLC	18,025
1,300	Teck Resources, Ltd. - Class B	28,063
		188,753
Multi-Utilities — 3.2%
300	Alliant Energy Corp.	17,043
900	CenterPoint Energy, Inc.	21,321
2,950	Centrica PLC	16,213
1,300	CMS Energy Corp.	38,064
300	Consolidated Edison, Inc.	16,095
400	DTE Energy Co.	29,716
400	Integrys Energy Group, Inc.	23,860
2,276	National Grid PLC	31,185
1,200	NiSource, Inc.	42,636
600	PG&E Corp.	25,920
700	Public Service Enterprise Group, Inc.	26,698
300	SCANA Corp.	15,396
1,100	Sempra Energy	106,436
5,372	Suez Environment Co.	109,112
300	Wisconsin Energy Corp.	13,965
		533,660
Multiline Retail — 0.2%
3,390	Marks & Spencer Group PLC	25,513
Oil, Gas & Consumable Fuels — 2.3%
600	Baytex Energy Corp.	24,710
100	Chevron Corp.	11,891
800	ConocoPhillips	56,280
600	Husky Energy, Inc.	18,001
300	Keyera Corp.	19,024
430	OMV AG	19,508
1,492	Origin Energy, Ltd.	19,768
62	Repsol SA	1,582
718	Royal Dutch Shell PLC - Class A	26,222
570	Royal Dutch Shell PLC - Class B	22,238
700	Spectra Energy Corp.	25,858
639	Statoil ASA	18,044
3,000	TonenGeneral Sekiyu KK	26,483
486	Total SA	31,867
300	TransCanada Corp.	13,639
300	Vermilion Energy, Inc.	18,741
500	Williams Cos., Inc.	20,290
		374,146
Pharmaceuticals — 8.7%
1,700	AbbVie, Inc.	87,380
4,413	AstraZeneca PLC	285,155
7,100	Bristol-Myers Squibb Co.	368,845
1,800	Daiichi Sankyo Co., Ltd.	30,314
500	Eisai Co., Ltd.	19,467
500	Eli Lilly & Co.	29,430
765	GlaxoSmithKline PLC	20,295
800	Johnson & Johnson	78,584
500	Merck & Co., Inc.	28,385
278	Novartis AG	23,591
971	Orion Oyj - Class B#	29,306
3,700	Pfizer, Inc.	118,844
617	Roche Holding AG	185,002
510	Sanofi	53,167
400	Takeda Pharmaceutical Co., Ltd.	18,961
1,178	Teva Pharmaceutical Industries, Ltd.	60,855
		1,437,581
Professional Services — 1.3%
860	Adecco SA	71,569
2,707	ALS, Ltd.	18,398
2,250	Randstad Holding NV#	131,739
		221,706
Real Estate Management & Development — 1.4%
900	Daito Trust Construction Co., Ltd.	83,294
422	Japan Hotel REIT Investment Corp.	7,854
6,000	Keppel Land, Ltd.	16,030
30,000	Sino Land Co., Ltd.	44,093
3,000	Sun Hung Kai Properties, Ltd.	36,744
1,500	Swire Pacific, Ltd. - Class A	17,492
258	Swiss Prime Site AG	21,938
		227,445
Road & Rail — 0.2%
24,000	ComfortDelGro Corp., Ltd.	37,882
Semiconductor & Semiconductor Equipment — 1.3%
2,700	Intel Corp.	69,687
2,300	Linear Technology Corp.	111,987
1,100	Maxim Integrated Products, Inc.	36,432
		218,106
Software — 0.5%
2,700	CA, Inc.	83,619
Specialty Retail — 0.2%
463	Hennes & Mauritz AB - Class B	19,750
1,900	Staples, Inc.	21,546
		41,296
Technology Hardware, Storage & Peripherals — 2.2%
1,800	Canon, Inc.	55,657
5,400	Seagate Technology PLC	303,264
		358,921
Textiles, Apparel & Luxury Goods — 0.4%
504	Hugo Boss AG	67,052
Thrifts & Mortgage Finance — 0.3%
3,600	People's United Financial, Inc.	53,532
Tobacco — 3.1%
600	Altria Group, Inc.	22,458
293	British American Tobacco PLC	16,291
653	Imperial Tobacco Group PLC	26,374
5,400	Lorillard, Inc.	292,032
200	Philip Morris International, Inc.	16,374
2,200	Reynolds American, Inc.	117,524
931	Swedish Match AB	30,433
		521,486
Trading Companies & Distributors — 1.0%
1,600	ITOCHU Corp.	18,698
6,000	Marubeni Corp.	40,291
500	Mitsubishi Corp.	9,283
1,000	Mitsui & Co., Ltd.	14,137
2,743	Rexel SA	71,961
1,100	Sumitomo Corp.	13,995
		168,365
Transportation Infrastructure — 0.2%
12,489	Auckland International Airport, Ltd.	41,283
Water Utilities — 0.2%
954	Severn Trent PLC	28,990
Wireless Telecommunication Services — 1.9%
365	Millicom International Cellular SA (SDR)	37,205
2,900	NTT DOCOMO, Inc.	45,748
500	Rogers Communications, Inc. - Class B	20,723
9,000	StarHub, Ltd.	30,057
1,848	Tele2 AB - Class B	22,935
41,326	Vodafone Group PLC	151,756
		308,424
Total Common Stock (cost $14,653,525)		16,256,464
Money Market — 1.4%
228,000	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $228,000)	228,000
Investment Purchased with Cash Collateral From Securities Lending — 0.5%
85,940	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $85,940)	85,940
Total Investments (total cost $14,967,465) – 100%		$ 16,570,404

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$5,322,548	32.1%
United Kingdom	2,405,590	14.5
France	1,008,411	6.1
Japan	847,457	5.1
Canada	843,868	5.1
Netherlands	769,007	4.6
Australia	768,213	4.6
Switzerland	658,389	4.0
Spain	597,162	3.6
Germany	554,336	3.4
Hong Kong	540,583	3.3
Finland	466,678	2.8
Sweden	320,769	1.9
Singapore	313,438	1.9
Italy	238,672	1.4
Israel	177,306	1.1
Norway	165,685	1.0
Belgium	142,332	0.9
Portugal	117,371	0.7
Denmark	109,095	0.7
Ireland	84,152	0.5
New Zealand	81,642	0.5
Austria	37,700	0.2
Total	$16,570,404	100.0%
†† Includes Cash Equivalents of 1.9%.

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

β Security is illiquid.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
INTECH Global Dividend Fund
Janus Cash Collateral Fund LLC	-	379,362	(293,422)	85,940	$ -	$ 30(1)	$ 85,940
Janus Cash Liquidity Fund LLC	205,000	7,117,114	(7,094,114)	228,000	-	118	228,000
					$ -	$ 148	$ 313,940

(1) Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Commercial Banks	$545,546	$15,474	$—
All Other	15,695,444

Money Market	—	228,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	85,940	—

Total Investments in Securities	$16,240,990	$329,414	$—

INTECH International Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares	Value
Common Stock — 98.1%
Aerospace & Defense — 3.7%
16,223	Airbus Group NV	$ 1,161,834
16,945	BAE Systems PLC	116,993
8,025	Finmeccanica SpA	79,205
9,818	Meggitt PLC	78,538
3,651	Rolls-Royce Holdings PLC	65,362
4,897	Safran SA	339,238
5,673	Thales SA	376,116
13,800	Zodiac Aerospace	487,596
		2,704,882
Air Freight & Logistics — 1.8%
33,109	Deutsche Post AG	1,230,043
5,340	Royal Mail PLC	50,114
		1,280,157
Airlines — 1.1%
30,000	Cathay Pacific Airways, Ltd.	55,928
1,489	Deutsche Lufthansa AG	39,002
3,583	easyJet PLC	102,428
86,341	International Consolidated Airlines Group SA	601,812
		799,170
Auto Components — 3.9%
6,151	Continental AG	1,473,461
1,400	Denso Corp.	67,124
5,579	GKN PLC	36,296
13,000	NGK Spark Plug Co., Ltd.	292,248
13,319	Pirelli & C SpA	209,156
2,600	Stanley Electric Co., Ltd.	57,719
800	Toyota Industries Corp.	38,450
4,914	Valeo SA	692,136
		2,866,590
Automobiles — 1.0%
872	Daimler AG	82,389
16,000	Fuji Heavy Industries, Ltd.	432,868
30,000	Mazda Motor Corp.	133,140
2,300	Suzuki Motor Corp.	60,041
		708,438
Beverages — 0.1%
1,461	Diageo PLC	45,321
1,000	Suntory Beverage & Food, Ltd.	34,448
		79,769
Biotechnology — 1.8%
6,430	Actelion, Ltd.	608,951
9,661	CSL, Ltd.	623,094
1,349	Grifols SA	73,912
		1,305,957
Building Products — 2.0%
15,300	Daikin Industries, Ltd.	857,215
7,900	LIXIL Group Corp.	217,863
30,000	TOTO, Ltd.	415,988
		1,491,066
Capital Markets — 1.3%
26,999	3i Group PLC	179,072
25,439	Hargreaves Lansdown PLC	618,250
3,472	ICAP PLC	21,854
385	Macquarie Group, Ltd.	20,679
11,284	Mediobanca SpA	129,013
326	Schroders PLC	14,118
		982,986
Chemicals — 1.4%
16,000	Asahi Kasei Corp.	108,837
622	BASF SE	69,127
302	EMS-Chemie Holding AG	114,045
7,073	Johnson Matthey PLC	385,648
2,000	Kansai Paint Co., Ltd.	28,585
10,000	Nippon Paint Co., Ltd.	151,551
15	Sika AG	61,371
11,000	Taiyo Nippon Sanso Corp.	86,550
		1,005,714
Commercial Banks — 10.7%
23,196	Banco Bilbao Vizcaya Argentaria SA	278,563
8,459	Banco Popular Espanol SA	63,855
20,559	Banco Santander SA	196,004
100,117	Bank Hapoalim BM	571,473
17,015	Bank Leumi Le-Israel BM	66,375
1,458,330	Bank of Ireland*	618,728
19,156	Bank of Queensland, Ltd.	228,234
2,681	BNP Paribas SA	206,776
129,105	CaixaBank SA	830,526
65,217	Commerzbank AG*	1,197,973
5,608	Credit Agricole SA	88,413
1,500	Erste Group Bank AG	51,243
32,401	Intesa Sanpaolo SpA	109,796
1,520	KBC Groep NV	93,488
511,245	Lloyds Banking Group PLC*	636,159
427	National Australia Bank, Ltd.	14,039
97,565	Natixis	716,467
3,371	Nordea Bank AB	47,829
4,500	Resona Holdings, Inc.	21,759
2,504	Skandinaviska Enskilda Banken AB - Class A	34,386
4,642	Societe Generale SA	285,861
634	Svenska Handelsbanken AB - Class A	31,827
64,531	UniCredit SpA	589,353
88,363	Unione di Banche Italiane SCPA	832,568
		7,811,695
Commercial Services & Supplies — 0.5%
12,991	Babcock International Group PLC	291,687
3,000	Park24 Co., Ltd.	57,035
		348,722
Communications Equipment — 0.6%
109,814	Alcatel-Lucent*	432,933
Construction & Engineering — 0.8%
968	ACS Actividades de Construccion y Servicios SA	38,023
9,000	Chiyoda Corp.	116,076
6,505	Ferrovial SA	140,906
3,315	Koninklijke Boskalis Westminster NV	182,520
1,801	OCI	81,708
6,000	Shimizu Corp.	31,105
		590,338
Construction Materials — 0.2%
414	CRH PLC	11,517
1,404	Imerys SA	124,841
		136,358
Containers & Packaging — 0.1%
5,300	Toyo Seikan Group Holdings, Ltd.	86,074
Diversified Consumer Services — 0.2%
3,200	Benesse Holdings, Inc.	122,326
Diversified Financial Services — 3.8%
222	Deutsche Boerse AG	17,666
1,261	Eurazeo SA	113,289
9,848	Exor SpA	441,970
43,802	ING Groep NV*	619,968
17,709	Investment AB Kinnevik - Class B	654,155
8,600	Japan Exchange Group, Inc.	209,833
6,091	London Stock Exchange Group PLC	200,015
16,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	80,901
1,899	Pohjola Bank PLC - Class A	42,194
2,292	Wendel SA	356,295
		2,736,286
Diversified Telecommunication Services — 3.3%
1,259	Belgacom SA	39,420
99,456	Bezeq Israeli Telecommunication Corp., Ltd.	177,185
53,488	BT Group PLC	338,357
22,911	Deutsche Telekom AG	370,199
1,788	Elisa Oyj	51,452
24,468	Koninklijke KPN NV*	86,453
18,131	Orange SA	267,738
4,012	TDC A/S	37,095
68,260	Telecom Italia SpA	63,845
73,008	Telecom Italia SpA	86,087
2,655	Telefonica Deutschland Holding AG	21,161
6,009	Telefonica SA	95,066
92,654	Telstra Corp., Ltd.	436,415
3,004	Verizon Communications, Inc.	142,900
5,614	Vivendi SA	156,368
		2,369,741
Electric Utilities — 2.3%
28,054	Electricite de France	1,109,678
82,293	Enel SpA	465,679
985	Red Electrica Corp. SA	80,054
5,060	Terna Rete Elettrica Nazionale SpA	27,100
		1,682,511
Electrical Equipment — 1.3%
6,000	Mitsubishi Electric Corp.	67,558
7,800	Nidec Corp.	474,576
5,101	OSRAM Licht AG	330,709
390	Schneider Electric SA	34,571
4,600	Sumitomo Electric Industries, Ltd.	68,465
		975,879
Electronic Equipment, Instruments & Components — 2.9%
6,000	Citizen Holdings Co., Ltd.	45,174
5,000	FUJIFILM Holdings Corp.	134,254
1,000	Hamamatsu Photonics KK	45,058
9,000	Hitachi, Ltd.	66,454
18,500	Hoya Corp.	575,974
2,200	Ibiden Co., Ltd.	43,360
100	Keyence Corp.	41,250
5,600	Murata Manufacturing Co., Ltd.	528,256
9,500	Omron Corp.	392,151
2,500	TDK Corp.	104,409
3,000	Yaskawa Electric Corp.	41,483
6,200	Yokogawa Electric Corp.	100,149
		2,117,972
Food & Staples Retailing — 0.3%
4,540	Metro AG	185,271
Food Products — 3.5%
2,020	Aryzta AG	178,504
28,141	Associated British Foods PLC	1,304,509
63	Barry Callebaut AG	84,969
820	Kerry Group PLC - Class A	62,589
4	Lindt & Spruengli AG	235,574
14	Lindt & Spruengli AG	69,414
7,100	MEIJI Holdings Co., Ltd.	447,878
6,000	Nippon Meat Packers, Inc.	89,361
1,100	Nissin Foods Holdings Co., Ltd.	49,617
		2,522,415
Gas Utilities — 0.9%
17,745	Gas Natural SDG SA	498,899
27,393	Snam SpA	160,369
		659,268
Health Care Equipment & Supplies — 0.2%
571	Coloplast A/S - Class B	46,208
4,526	Smith & Nephew PLC	68,578
108	Sonova Holding AG	15,788
		130,574
Health Care Providers & Services — 1.3%
3,168	Fresenius SE & Co. KGaA	495,743
7,300	Medipal Holdings Corp.	111,622
1,778	Ramsay Health Care, Ltd.	79,345
20,203	Ryman Healthcare, Ltd.	153,372
4,968	Sonic Healthcare, Ltd.	79,551
		919,633
Hotels, Restaurants & Leisure — 6.0%
1,857	Accor SA	95,069
2,328	Carnival PLC	88,631
5,276	Compass Group PLC	80,470
41,777	Crown Resorts, Ltd.	644,171
184,000	Galaxy Entertainment Group, Ltd.	1,600,093
711	InterContinental Hotels Group PLC	22,838
32,800	MGM China Holdings, Ltd.	115,658
89,600	Sands China, Ltd.	669,433
46,000	Shangri-La Asia, Ltd.	75,319
28,000	SJM Holdings, Ltd.	78,697
18,808	TUI Travel PLC	137,317
11,447	Whitbread PLC	794,146
		4,401,842
Household Durables — 0.7%
6,700	Casio Computer Co., Ltd.	79,270
800	Iida Group Holdings Co., Ltd.	11,078
17,400	Panasonic Corp.	197,773
5,599	Persimmon PLC	125,621
9,000	Sekisui Chemical Co., Ltd.	93,576
		507,318
Household Products — 0.4%
862	Henkel AG & Co. KGaA	86,621
921	Svenska Cellulosa AB SCA - Class B	27,117
3,400	Unicharm Corp.	181,630
		295,368
Industrial Conglomerates — 0.6%
23,000	Hutchison Whampoa, Ltd.	304,539
242	Siemens AG	32,569
3,785	Smiths Group PLC	80,253
		417,361
Information Technology Services — 2.3%
18,200	Amadeus IT Holding SA - Class A	755,878
559	AtoS	50,537
564	Cap Gemini SA	42,691
134,000	Fujitsu, Ltd.	810,233
900	NTT Data Corp.	35,015
		1,694,354
Insurance — 4.1%
4,056	Admiral Group PLC	96,546
12,395	Aegon NV#	113,765
3,514	Ageas	156,568
113,995	Aviva PLC	906,381
360	AXA SA	9,355
1,474	Baloise Holding AG	185,459
1,700	Dai-ichi Life Insurance Co., Ltd.	24,709
4,426	Delta Lloyd NV	122,699
1,738	Gjensidige Forsikring ASA	35,372
487	Hannover Rueck SE	43,558
67,100	Insurance Australia Group, Ltd.	346,537
54,157	Legal & General Group PLC	184,790
1,060	Prudential PLC	22,413
81,220	Resolution, Ltd.	404,530
12,586	Standard Life PLC	79,197
3,581	Suncorp Group, Ltd.	42,732
228	Swiss Re AG	21,141
57,000	UnipolSai SpA	218,280
		3,014,032
Internet & Catalog Retail — 0.1%
452	ASOS PLC*	39,066
3,100	Rakuten, Inc.	41,363
		80,429
Internet Software & Services — 0.7%
10,930	United Internet AG	513,188
Leisure Products — 0.3%
7,100	Namco Bandai Holdings, Inc.	168,075
5,500	Yamaha Corp.	70,828
		238,903
Life Sciences Tools & Services — 0.2%
1,508	Lonza Group AG	153,820
Machinery — 1.3%
9,000	IHI Corp.	37,849
9,500	JTEKT Corp.	141,211
78,651	Melrose Industries PLC	389,243
7,000	NGK Insulators, Ltd.	145,833
7,000	NSK, Ltd.	72,035
300	SMC Corp.	79,143
798	Wartsila Oyj Abp	43,343
4,007	Zardoya Otis SA	68,223
		976,880
Marine — 1.2%
14	AP Moeller - Maersk A/S - Class A#	161,481
61	AP Moeller - Maersk A/S - Class B	731,739
		893,220
Media — 5.8%
2,916	Axel Springer SE	186,601
10,992	British Sky Broadcasting Group PLC	167,284
2,600	Dentsu, Inc.	98,634
323,505	ITV PLC	1,032,658
3,353	JCDecaux SA	146,854
1,124	Kabel Deutschland Holding AG	154,382
12,405	Lagardere SCA	492,475
348	Publicis Groupe SA	31,437
13,737	Reed Elsevier NV	296,804
28,698	Reed Elsevier PLC	438,181
2,830	RTL Group SA#	322,198
778	SES SA (FDR)	29,048
11,669	Sky Deutschland AG*	100,624
4,292	Telenet Group Holding NV	264,544
8,958	Wolters Kluwer NV	252,717
9,697	WPP PLC	199,946
		4,214,387
Metals & Mining — 2.7%
136,505	Alumina, Ltd.*	151,247
5,048	ArcelorMittal	81,323
181,734	Fortescue Metals Group, Ltd.	884,641
10,000	Hitachi Metals, Ltd.	142,345
806	Rio Tinto PLC	44,840
4,653	ThyssenKrupp AG	124,762
11,958	Voestalpine AG	525,546
		1,954,704
Multi-Utilities — 0.8%
7,095	National Grid PLC	97,214
24,473	Suez Environment Co.	497,079
		594,293
Multiline Retail — 1.5%
1,000	Don Quijote Holdings Co., Ltd.	51,647
9,339	Next PLC	1,027,427
		1,079,074
Oil, Gas & Consumable Fuels — 0.2%
7,234	BP PLC	57,880
2,100	Inpex Corp.	27,247
1,042	Royal Dutch Shell PLC - Class A	38,056
1,063	Royal Dutch Shell PLC - Class B	41,471
		164,654
Paper & Forest Products — 0.9%
7,000	Oji Holdings Corp.	31,337
7,185	Stora Enso Oyj - Class R	76,853
34,020	UPM-Kymmene Oyj#	581,567
		689,757
Pharmaceuticals — 3.6%
4,500	Astellas Pharma, Inc.	53,372
1,693	AstraZeneca PLC	109,396
2,167	Bayer AG	293,073
5,000	Dainippon Sumitomo Pharma Co., Ltd.	79,457
827	GlaxoSmithKline PLC	21,939
895	Merck KGaA	150,718
4,984	Novo Nordisk A/S - Class B	227,005
2,600	Ono Pharmaceutical Co., Ltd.	225,233
1,000	Otsuka Holdings Co., Ltd.	29,913
577	Roche Holding AG	173,009
24,722	Shire PLC	1,213,600
995	UCB SA	79,660
		2,656,375
Professional Services — 1.4%
5,897	Adecco SA	490,750
3,189	Capita PLC	58,260
2,117	Randstad Holding NV#	123,952
22,785	Seek, Ltd.	371,187
		1,044,149
Real Estate Investment Trusts (REITs) — 0.7%
12,102	British Land Co. PLC	131,929
27	Japan Prime Realty Investment Corp.	87,384
5,139	Land Securities Group PLC	87,460
11	Nippon Prologis REIT, Inc.	22,192
19,733	Segro PLC	109,204
59	United Urban Investment Corp.	86,671
		524,840
Real Estate Management & Development — 1.7%
5,300	Aeon Mall Co., Ltd.	135,376
27,700	Hulic Co., Ltd.	379,533
30,497	IMMOFINANZ AG	142,875
29,305	Lend Lease Group	321,982
4,000	Sumitomo Realty & Development Co., Ltd.	156,667
11,000	Tokyo Tatemono Co., Ltd.	94,331
		1,230,764
Road & Rail — 0.1%
1,510	DSV A/S	48,739
Semiconductor & Semiconductor Equipment — 0.2%
3,200	Rohm Co., Ltd.	142,791
Software — 0.4%
1,438	Gemalto NV#	167,461
859	NICE Systems, Ltd.	38,068
200	Nintendo Co., Ltd.	23,760
9,069	Sage Group PLC	63,204
		292,493
Specialty Retail — 0.6%
100	Fast Retailing Co., Ltd.	36,274
570	Inditex SA	85,506
5,885	Kingfisher PLC	41,338
3,400	Nitori Holdings Co., Ltd.	147,432
3,900	USS Co., Ltd.	54,759
20,500	Yamada Denki Co., Ltd.	68,333
		433,642
Technology Hardware, Storage & Peripherals — 2.6%
9,000	Brother Industries, Ltd.	125,843
10,500	Konica Minolta, Inc.	97,980
223,413	Nokia Oyj	1,658,786
1,000	Seiko Epson Corp.	31,105
		1,913,714
Textiles, Apparel & Luxury Goods — 0.4%
1,601	Hugo Boss AG	212,996
29,500	Yue Yuen Industrial Holdings, Ltd.	96,035
		309,031
Trading Companies & Distributors — 0.3%
123	Brenntag AG	22,814
2,622	Bunzl PLC	69,754
2,832	Travis Perkins PLC	88,984
		181,552
Transportation Infrastructure — 1.7%
13,980	Abertis Infraestructuras SA#	319,194
540	Aeroports de Paris	67,326
23,187	Atlantia SpA	595,685
2,050	Fraport AG Frankfurt Airport Services Worldwide	153,111
6,745	Groupe Eurotunnel SA	86,102
		1,221,418
Wireless Telecommunication Services — 3.6%
8,900	KDDI Corp.	515,372
25,000	SoftBank Corp.	1,889,535
62,314	Vodafone Group PLC	228,827
		2,633,734
Total Common Stock (cost $62,456,555)		71,569,551
Preferred Stock — 0.7%
Automobiles — 0.1%
737	Bayerische Motoren Werke AG	69,604
439	Porsche Automobil Holding SE	45,070
		114,674
Chemicals — 0.1%
902	Fuchs Petrolub SE	90,480
Household Products — 0.1%
436	Henkel AG & Co. KGaA#	46,918
Media — 0.4%
6,306	ProSiebenSat.1 Media AG	288,567
Total Preferred Stock (cost $480,036)		540,639
Right — 0%
Commercial Banks — 0%
23,196	Banco Bilbao Vizcaya Argentaria SA* (cost $5,360)	5,432
Money Market — 0.6%
421,011	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $421,011)	421,011
Investment Purchased with Cash Collateral From Securities Lending — 0.6%
427,214	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $427,214)	427,214
Total Investments (total cost $63,790,176) – 100%		$ 72,963,847

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
Japan	$14,158,929	19.4%
United Kingdom	13,373,593	18.3
France	8,579,446	11.8
Germany	8,450,598	11.6
Australia	4,243,854	5.8
Spain	4,131,853	5.7
Italy	4,008,106	5.5
Hong Kong	2,995,702	4.1
Finland	2,454,195	3.4
Switzerland	2,392,795	3.3
Netherlands	2,048,047	2.8
Denmark	1,252,267	1.7
United States††	991,125	1.3
Israel	853,101	1.2
Sweden	795,314	1.1
Austria	719,664	1.0
Ireland	692,834	0.9
Belgium	633,680	0.9
New Zealand	153,372	0.2
Norway	35,372	0.0
Total	$72,963,847	100.0%
†† Includes Cash Equivalents of 1.2%.

Notes to Schedule of Investments (unaudited)

FDR	Fixed Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
INTECH International Fund
Janus Cash Collateral Fund LLC	-	1,358,576	(931,362)	427,214	$ -	$ 95(1)	$ 427,214
Janus Cash Liquidity Fund LLC	-	23,042,195	(22,621,184)	421,011	-	284	421,011
					$ -	$ 379	$ 848,225

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$71,569,551	$—	$—

Preferred Stock	—	540,639	—

Right	5,432	—	—

Money Market	—	421,011	—

Investment Purchased with Cash Collateral From Securities Lending	—	427,214	—

Total Investments in Securities	$71,574,983	$1,388,864	$—

INTECH U.S. Core Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 98.1%
Aerospace & Defense — 5.6%
49,500	Boeing Co.	$ 6,211,755
7,400	General Dynamics Corp.	806,008
4,800	L-3 Communications Holdings, Inc.	567,120
43,600	Lockheed Martin Corp.	7,117,264
104,100	Northrop Grumman Corp.	12,843,858
3,400	Precision Castparts Corp.	859,384
67,900	Raytheon Co.	6,707,841
3,500	Rockwell Collins, Inc.	278,845
		35,392,075
Air Freight & Logistics — 0.4%
18,200	FedEx Corp.	2,412,592
4,000	United Parcel Service, Inc. - Class B	389,520
		2,802,112
Airlines — 0.9%
39,200	Delta Air Lines, Inc.	1,358,280
172,200	Southwest Airlines Co.	4,065,642
		5,423,922
Auto Components — 2.3%
32,200	BorgWarner, Inc.	1,979,334
131,900	Delphi Automotive PLC	8,950,734
69,100	Goodyear Tire & Rubber Co.	1,805,583
38,500	Johnson Controls, Inc.	1,821,820
		14,557,471
Automobiles — 0.3%
90,300	Ford Motor Co.	1,408,680
2,100	General Motors Co.	72,282
6,900	Harley-Davidson, Inc.	459,609
		1,940,571
Beverages — 1.6%
11,600	Beam, Inc.	966,280
3,400	Brown-Forman Corp. - Class B	304,946
16,400	Coca-Cola Co.	634,024
82,700	Constellation Brands, Inc. - Class A*	7,027,019
3,600	Dr Pepper Snapple Group, Inc.	196,056
2,700	Monster Beverage Corp.*	187,515
12,400	PepsiCo, Inc.	1,035,400
		10,351,240
Biotechnology — 2.1%
32,400	Amgen, Inc.	3,996,216
9,000	Biogen Idec, Inc.*	2,752,830
8,400	Celgene Corp.*	1,172,640
75,300	Gilead Sciences, Inc.*	5,335,758
		13,257,444
Building Products — 0%
5,700	Allegion PLC	297,369
Capital Markets — 3.7%
67,400	Ameriprise Financial, Inc.	7,418,718
7,400	BlackRock, Inc.	2,327,152
132,200	Charles Schwab Corp.	3,613,026
70,000	E*TRADE Financial Corp.*	1,611,400
8,200	Goldman Sachs Group, Inc.	1,343,570
6,000	Legg Mason, Inc.	294,240
7,800	Morgan Stanley	243,126
100,300	State Street Corp.	6,975,865
		23,827,097
Chemicals — 3.0%
700	Air Products & Chemicals, Inc.	83,328
1,400	Airgas, Inc.	149,114
3,800	CF Industries Holdings, Inc.	990,432
5,100	Dow Chemical Co.	247,809
17,100	Ecolab, Inc.	1,846,629
7,200	EI du Pont de Nemours & Co.	483,120
22,400	FMC Corp.	1,714,944
2,100	International Flavors & Fragrances, Inc.	200,907
7,500	LyondellBasell Industries NV - Class A	667,050
7,100	Monsanto Co.	807,767
19,400	PPG Industries, Inc.	3,753,124
12,300	Praxair, Inc.	1,610,931
30,800	Sherwin-Williams Co.	6,071,604
7,500	Sigma-Aldrich Corp.	700,350
		19,327,109
Commercial Banks — 1.6%
29,800	Bank of America Corp.	512,560
77,100	BB&T Corp.	3,097,107
8,900	Citigroup, Inc.	423,640
5,400	Comerica, Inc.	279,720
10,900	Fifth Third Bancorp	250,155
16,526	JPMorgan Chase & Co.	1,003,294
61,500	KeyCorp	875,760
17,100	M&T Bank Corp.#	2,074,230
11,300	U.S. Bancorp	484,318
27,980	Wells Fargo & Co.	1,391,725
		10,392,509
Commercial Services & Supplies — 0.7%
36,300	Cintas Corp.	2,163,843
4,200	Iron Mountain, Inc.	115,794
30,400	Pitney Bowes, Inc.	790,096
16,100	Republic Services, Inc.	549,976
2,500	Stericycle, Inc.*	284,050
17,100	Waste Management, Inc.	719,397
		4,623,156
Communications Equipment — 0.8%
2,500	F5 Networks, Inc.*	266,575
41,600	Harris Corp.	3,043,456
17,300	Juniper Networks, Inc.*	445,648
4,900	Motorola Solutions, Inc.	315,021
11,700	QUALCOMM, Inc.	922,662
		4,993,362
Construction & Engineering — 0.2%
5,200	Fluor Corp.	404,196
8,500	Jacobs Engineering Group, Inc.*	539,750
		943,946
Consumer Finance — 1.5%
29,500	American Express Co.	2,655,885
22,900	Discover Financial Services	1,332,551
229,400	SLM Corp.	5,615,712
		9,604,148
Containers & Packaging — 0.2%
5,000	Avery Dennison Corp.	253,350
10,200	Ball Corp.	559,062
9,000	Bemis Co., Inc.	353,160
4,900	Sealed Air Corp.	161,063
		1,326,635
Diversified Consumer Services — 0.9%
2,100	Graham Holdings Co.	1,477,875
147,300	H&R Block, Inc.	4,446,987
		5,924,862
Diversified Financial Services — 1.5%
5,500	Berkshire Hathaway, Inc. - Class B*	687,335
32,300	CME Group, Inc.	2,390,523
18,606	IntercontinentalExchange Group, Inc.	3,680,825
20,700	McGraw Hill Financial, Inc.	1,579,410
4,000	Moody's Corp.	317,280
17,500	NASDAQ OMX Group, Inc.	646,450
		9,301,823
Diversified Telecommunication Services — 0.4%
42,058	AT&T, Inc.	1,474,974
129,000	Frontier Communications Corp.#	735,300
5,700	Verizon Communications, Inc.	271,149
		2,481,423
Electric Utilities — 1.1%
12,000	American Electric Power Co., Inc.	607,920
55,412	Duke Energy Corp.	3,946,443
2,100	Edison International	118,881
1,700	Entergy Corp.	113,645
7,300	NextEra Energy, Inc.	698,026
3,600	Northeast Utilities	163,800
39,600	PPL Corp.	1,312,344
		6,961,059
Electrical Equipment — 0.5%
25,583	Eaton Corp. PLC	1,921,795
6,000	Rockwell Automation, Inc.	747,300
2,600	Roper Industries, Inc.	347,126
		3,016,221
Electronic Equipment, Instruments & Components — 0.7%
56,900	FLIR Systems, Inc.	2,048,400
72,700	Jabil Circuit, Inc.	1,308,600
21,900	TE Connectivity, Ltd. (U.S. Shares)	1,318,599
		4,675,599
Energy Equipment & Services — 0.8%
6,400	Baker Hughes, Inc.	416,128
2,800	Ensco PLC - Class A	147,784
37,600	Halliburton Co.	2,214,264
5,700	Helmerich & Payne, Inc.	613,092
21,200	Nabors Industries, Ltd.	522,580
8,200	National Oilwell Varco, Inc.	638,534
5,600	Schlumberger, Ltd. (U.S. Shares)	546,000
4,000	Transocean, Ltd. (U.S. Shares)#	165,360
		5,263,742
Food & Staples Retailing — 2.4%
2,200	Costco Wholesale Corp.	245,696
9,900	CVS Caremark Corp.	741,114
126,200	Kroger Co.	5,508,630
26,900	Safeway, Inc.	993,686
5,200	Sysco Corp.	187,876
43,300	Wal-Mart Stores, Inc.	3,309,419
64,000	Walgreen Co.	4,225,920
3,000	Whole Foods Market, Inc.	152,130
		15,364,471
Food Products — 2.4%
48,500	ConAgra Foods, Inc.	1,504,955
22,200	General Mills, Inc.	1,150,404
21,200	Hershey Co.	2,213,280
88,100	Hormel Foods Corp.	4,340,687
10,300	JM Smucker Co.	1,001,572
3,000	Kellogg Co.	188,130
5,000	Keurig Green Mountain, Inc.	527,950
5,600	McCormick & Co., Inc.	401,744
7,100	Mead Johnson Nutrition Co.	590,294
75,300	Tyson Foods, Inc. - Class A	3,313,953
		15,232,969
Gas Utilities — 0.2%
19,100	AGL Resources, Inc.	935,136
Health Care Equipment & Supplies — 2.4%
1,700	Baxter International, Inc.	125,086
15,100	Becton, Dickinson and Co.	1,767,908
434,700	Boston Scientific Corp.*	5,877,144
34,700	CareFusion Corp.*	1,395,634
2,800	Covidien PLC (U.S. Shares)	206,248
14,200	CR Bard, Inc.	2,101,316
7,300	DENTSPLY International, Inc.	336,092
3,300	Intuitive Surgical, Inc.*	1,445,367
2,600	Medtronic, Inc.	160,004
18,600	St Jude Medical, Inc.	1,216,254
2,100	Stryker Corp.	171,087
2,700	Varian Medical Systems, Inc.*	226,773
2,600	Zimmer Holdings, Inc.	245,908
		15,274,821
Health Care Providers & Services — 5.8%
64,663	Aetna, Inc.	4,847,785
55,400	AmerisourceBergen Corp.	3,633,686
49,200	Cardinal Health, Inc.	3,443,016
53,100	Cigna Corp.	4,446,063
62,000	DaVita HealthCare Partners, Inc.*	4,268,700
15,700	Express Scripts Holding Co.*	1,178,913
25,600	Humana, Inc.	2,885,632
20,400	Laboratory Corp. of America Holdings*	2,003,484
23,700	McKesson Corp.	4,184,709
5,600	Patterson Cos., Inc.	233,856
15,800	Quest Diagnostics, Inc.#	915,136
16,200	UnitedHealth Group, Inc.	1,328,238
38,800	WellPoint, Inc.	3,862,540
		37,231,758
Health Care Technology — 0%
2,600	Cerner Corp.*	146,250
Hotels, Restaurants & Leisure — 0.9%
9,200	Carnival Corp. (U.S. Shares)	348,312
3,300	Chipotle Mexican Grill, Inc.*	1,874,565
7,800	McDonald's Corp.	764,634
13,700	Starbucks Corp.	1,005,306
2,800	Wyndham Worldwide Corp.	205,044
5,000	Wynn Resorts, Ltd.	1,110,750
2,500	Yum! Brands, Inc.	188,475
		5,497,086
Household Durables — 0.8%
25,000	Garmin, Ltd.#	1,381,500
15,100	Harman International Industries, Inc.	1,606,640
63,300	Newell Rubbermaid, Inc.	1,892,670
		4,880,810
Household Products — 1.0%
17,600	Clorox Co.#	1,548,976
15,600	Colgate-Palmolive Co.	1,011,972
26,000	Kimberly-Clark Corp.	2,866,500
14,000	Procter & Gamble Co.	1,128,400
		6,555,848
Independent Power and Renewable Electricity Producers — 0.3%
14,200	AES Corp.	202,776
45,400	NRG Energy, Inc.	1,443,720
		1,646,496
Industrial Conglomerates — 0.3%
3,000	3M Co.	406,980
52,700	General Electric Co.	1,364,403
		1,771,383
Information Technology Services — 2.9%
1,300	Accenture PLC - Class A (U.S. Shares)	103,636
9,900	Alliance Data Systems Corp.*	2,697,255
8,900	Automatic Data Processing, Inc.	687,614
29,200	Cognizant Technology Solutions Corp. - Class A*	1,477,812
38,000	Computer Sciences Corp.	2,311,160
55,000	Fidelity National Information Services, Inc.	2,939,750
2,400	Fiserv, Inc.*	136,056
2,700	International Business Machines Corp.	519,723
27,500	MasterCard, Inc. - Class A	2,054,250
11,700	Paychex, Inc.#	498,420
49,800	Total System Services, Inc.	1,514,418
15,300	Visa, Inc. - Class A	3,302,658
30,900	Xerox Corp.	349,170
		18,591,922
Insurance — 7.1%
2,800	ACE, Ltd. (U.S. Shares)	277,368
58,500	Aflac, Inc.	3,687,840
184,600	Allstate Corp.	10,444,668
41,600	Aon PLC	3,506,048
65,600	Assurant, Inc.	4,261,376
5,700	Chubb Corp.	509,010
29,800	Cincinnati Financial Corp.	1,450,068
20,100	Genworth Financial, Inc. - Class A*	356,373
11,900	Hartford Financial Services Group, Inc.	419,713
48,200	Lincoln National Corp.	2,442,294
20,700	Marsh & McLennan Cos., Inc.	1,020,510
5,000	MetLife, Inc.	264,000
116,300	Principal Financial Group, Inc.	5,348,637
7,900	Progressive Corp.	191,338
21,000	Prudential Financial, Inc.	1,777,650
27,800	Torchmark Corp.	2,187,860
28,600	Travelers Cos., Inc.	2,433,860
112,600	Unum Group	3,975,906
13,600	XL Group PLC	425,000
		44,979,519
Internet & Catalog Retail — 0.9%
3,000	Amazon.com, Inc.*	1,009,560
5,300	Netflix, Inc.*	1,865,759
1,900	priceline.com, Inc.*	2,264,591
8,200	TripAdvisor, Inc.	742,838
		5,882,748
Internet Software & Services — 2.4%
50,500	Facebook, Inc. - Class A*	3,042,120
4,900	Google, Inc. - Class A*	5,461,099
20,700	VeriSign, Inc.#	1,115,937
152,100	Yahoo!, Inc.*	5,460,390
		15,079,546
Leisure Products — 0.2%
15,500	Hasbro, Inc.	862,110
3,600	Mattel, Inc.	144,396
		1,006,506
Life Sciences Tools & Services — 0.9%
8,900	Agilent Technologies, Inc.	497,688
43,600	Thermo Fisher Scientific, Inc.	5,242,464
		5,740,152
Machinery — 1.4%
4,800	Deere & Co.	435,840
31,300	Dover Corp.	2,558,775
36,100	Flowserve Corp.	2,828,074
5,900	Ingersoll-Rand PLC	337,716
5,000	Pall Corp.	447,350
1,100	Parker Hannifin Corp.	131,681
3,100	Pentair, Ltd.	245,954
13,000	Snap-on, Inc.	1,475,240
21,000	Xylem, Inc.	764,820
		9,225,450
Media — 7.6%
12,600	Cablevision Systems Corp. - Class A#	212,562
278,000	Comcast Corp. - Class A	13,905,560
13,800	DIRECTV*	1,054,596
18,900	Discovery Communications, Inc. - Class A*	1,563,030
52,200	Interpublic Group of Cos., Inc.	894,708
85,900	News Corp. - Class A*	1,479,198
3,900	Omnicom Group, Inc.	283,140
33,500	Scripps Networks Interactive, Inc. - Class A	2,542,985
26,100	Time Warner Cable, Inc.	3,580,398
157,600	Time Warner, Inc.	10,296,008
167,000	Twenty-First Century Fox, Inc. - Class A	5,338,990
20,600	Viacom, Inc. - Class B	1,750,794
72,600	Walt Disney Co.	5,813,082
		48,715,051
Metals & Mining — 0.7%
53,000	Alcoa, Inc.	682,110
18,400	Freeport-McMoRan Copper & Gold, Inc.	608,488
47,200	Newmont Mining Corp.	1,106,368
75,100	United States Steel Corp.#	2,073,511
		4,470,477
Multi-Utilities — 1.5%
8,700	Ameren Corp.	358,440
14,300	CMS Energy Corp.	418,704
7,800	Dominion Resources, Inc.	553,722
45,300	NiSource, Inc.	1,609,509
17,900	Public Service Enterprise Group, Inc.	682,706
42,400	Sempra Energy	4,102,624
33,000	Wisconsin Energy Corp.	1,536,150
		9,261,855
Multiline Retail — 0.2%
7,100	Dollar General Corp.*	393,908
9,700	Dollar Tree, Inc.*	506,146
7,500	Family Dollar Stores, Inc.	435,075
2,400	Kohl's Corp.#	136,320
		1,471,449
Oil, Gas & Consumable Fuels — 4.2%
1,300	Anadarko Petroleum Corp.	110,188
2,000	Apache Corp.	165,900
73,800	Cabot Oil & Gas Corp.	2,500,344
85,700	Chesapeake Energy Corp.	2,195,634
5,430	Chevron Corp.	645,681
18,200	ConocoPhillips	1,280,370
13,500	CONSOL Energy, Inc.	539,325
7,800	Devon Energy Corp.	522,054
10,800	EOG Resources, Inc.	2,118,636
43,200	EQT Corp.	4,189,104
5,300	Exxon Mobil Corp.	517,704
12,000	Hess Corp.	994,560
9,200	Marathon Oil Corp.	326,784
19,000	Marathon Petroleum Corp.	1,653,760
3,400	Murphy Oil Corp.	213,724
16,800	Newfield Exploration Co.*	526,848
4,200	Noble Energy, Inc.	298,368
14,200	Occidental Petroleum Corp.	1,353,118
21,200	ONEOK, Inc.	1,256,100
52,200	Peabody Energy Corp.	852,948
8,800	Phillips 66	678,128
6,200	QEP Resources, Inc.	182,528
3,900	Range Resources Corp.	323,583
19,100	Southwestern Energy Co.*	878,791
28,800	Spectra Energy Corp.	1,063,872
10,300	Valero Energy Corp.	546,930
16,700	Williams Cos., Inc.	677,686
		26,612,668
Personal Products — 0%
1,700	Estee Lauder Cos., Inc. - Class A	113,696
Pharmaceuticals — 4.3%
6,300	AbbVie, Inc.	323,820
42,100	Actavis PLC*	8,666,285
116,500	Bristol-Myers Squibb Co.	6,052,175
4,900	Forest Laboratories, Inc.*	452,123
8,200	Hospira, Inc.*	354,650
7,800	Johnson & Johnson	766,194
50,386	Merck & Co., Inc.	2,860,413
115,200	Mylan, Inc.*	5,625,216
8,800	Perrigo Co. PLC	1,361,008
14,900	Pfizer, Inc.	478,588
18,400	Zoetis, Inc.	532,496
		27,472,968
Professional Services — 1.0%
6,900	Dun & Bradstreet Corp.#	685,515
40,000	Equifax, Inc.	2,721,200
62,500	Nielsen Holdings NV	2,789,375
		6,196,090
Real Estate Investment Trusts (REITs) — 1.8%
91,800	Crown Castle International Corp.	6,773,004
3,500	General Growth Properties, Inc.	77,000
9,100	Public Storage	1,533,259
2,700	Vornado Realty Trust	266,112
90,600	Weyerhaeuser Co.	2,659,110
		11,308,485
Road & Rail — 0.2%
2,600	Kansas City Southern	265,356
6,600	Norfolk Southern Corp.	641,322
2,600	Union Pacific Corp.	487,916
		1,394,594
Semiconductor & Semiconductor Equipment — 1.1%
71,000	Applied Materials, Inc.	1,449,820
9,500	Broadcom Corp. - Class A	299,060
24,000	Intel Corp.	619,440
3,900	Linear Technology Corp.	189,891
67,500	LSI Corp.*	747,225
129,800	Micron Technology, Inc.*	3,071,068
14,300	Xilinx, Inc.	776,061
		7,152,565
Software — 1.8%
38,500	Adobe Systems, Inc.*	2,530,990
11,700	Autodesk, Inc.*	575,406
46,100	CA, Inc.	1,427,717
87,700	Electronic Arts, Inc.*	2,544,177
6,500	Intuit, Inc.	505,245
54,900	Microsoft Corp.	2,250,351
4,100	Salesforce.com, Inc.*	234,069
58,300	Symantec Corp.	1,164,251
		11,232,206
Specialty Retail — 6.4%
1,300	AutoZone, Inc.*	698,230
3,100	Bed Bath & Beyond, Inc.*	213,280
44,500	Best Buy Co., Inc.	1,175,245
42,200	GameStop Corp. - Class A#	1,734,420
48,600	Gap, Inc.	1,946,916
208,400	Home Depot, Inc.	16,490,692
22,600	L Brands, Inc.	1,283,002
8,200	Lowe's Cos., Inc.	400,980
8,300	O'Reilly Automotive, Inc.*	1,231,637
3,500	PetSmart, Inc.	241,115
19,500	Ross Stores, Inc.	1,395,225
8,700	Tiffany & Co.	749,505
215,500	TJX Cos., Inc.	13,070,075
1,800	Tractor Supply Co.	127,134
		40,757,456
Technology Hardware, Storage & Peripherals — 1.6%
11,500	Apple, Inc.	6,172,510
47,000	Hewlett-Packard Co.	1,520,920
21,000	NetApp, Inc.	774,900
10,000	Seagate Technology PLC	561,600
15,900	Western Digital Corp.	1,459,938
		10,489,868
Textiles, Apparel & Luxury Goods — 0.8%
3,100	Coach, Inc.	153,946
1,900	Fossil Group, Inc.*	221,559
17,900	Michael Kors Holdings, Ltd.*	1,669,533
18,400	NIKE, Inc. - Class B	1,359,024
3,500	PVH Corp.	436,695
25,200	VF Corp.	1,559,376
		5,400,133
Thrifts & Mortgage Finance — 0%
7,000	Hudson City Bancorp, Inc.	68,810
13,300	People's United Financial, Inc.	197,771
		266,581
Tobacco — 1.0%
80,700	Altria Group, Inc.	3,020,601
35,500	Lorillard, Inc.	1,919,840
32,000	Reynolds American, Inc.	1,709,440
		6,649,881
Trading Companies & Distributors — 0.8%
20,400	WW Grainger, Inc.	5,154,264
Total Common Stock (cost $492,176,268)		625,848,053
Money Market — 0.7%
4,488,000	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $4,488,000)	4,488,000
Investment Purchased with Cash Collateral From Securities Lending — 1.2%
7,741,158	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $7,741,158)	7,741,158
Total Investments (total cost $504,405,426) – 100%		$ 638,077,211

Summary of Investments by Country – (Long Positions)
March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$637,911,851	100.0%
Switzerland	165,360	0.0
Total	$638,077,211	100.0%

†† Includes Cash Equivalents of 1.9%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
INTECH U.S. Core Fund
Janus Cash Collateral Fund LLC	-	17,623,719	(9,882,561)	7,741,158	$ -	$ 1,876(1)	$ 7,741,158
Janus Cash Liquidity Fund LLC	3,093,665	125,132,419	(123,738,084)	4,488,000	-	2,575	4,488,000
					$ -	$ 4,451	$ 12,229,158

(1)      Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$625,848,053	$—	$—

Money Market	—	4,488,000	—

Investment Purchased with Cash Collateral From Securities Lending	—	7,741,158	—

Total Investments in Securities	$625,848,053	$12,229,158	$—

INTECH U.S. Growth Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares	Value
Common Stock — 96.7%
Aerospace & Defense — 4.2%
21,600	B/E Aerospace, Inc.*	$ 1,874,664
16,700	Boeing Co.	2,095,683
23,000	Hexcel Corp.*	1,001,420
3,800	Honeywell International, Inc.	352,488
20,300	Huntington Ingalls Industries, Inc.	2,075,878
19,000	Lockheed Martin Corp.	3,101,560
1,800	Precision Castparts Corp.	454,968
3,600	Rockwell Collins, Inc.	286,812
9,200	Spirit AeroSystems Holdings, Inc. - Class A*	259,348
8,100	TransDigm Group, Inc.	1,500,120
1,700	Triumph Group, Inc.	109,786
3,800	United Technologies Corp.	443,992
		13,556,719
Air Freight & Logistics — 0.2%
7,900	United Parcel Service, Inc. - Class B	769,302
Airlines — 1.1%
2,600	Alaska Air Group, Inc.	242,606
23,200	American Airlines Group, Inc.	849,120
4,000	Copa Holdings SA - Class A	580,760
23,000	Delta Air Lines, Inc.	796,950
27,100	Southwest Airlines Co.	639,831
8,300	United Continental Holdings, Inc.*	370,429
		3,479,696
Auto Components — 1.9%
18,800	BorgWarner, Inc.	1,155,636
25,500	Delphi Automotive PLC	1,730,430
16,100	Gentex Corp.	507,633
57,700	Goodyear Tire & Rubber Co.	1,507,701
4,900	Lear Corp.	410,228
8,300	Visteon Corp.*	734,052
		6,045,680
Automobiles — 0.3%
13,800	Harley-Davidson, Inc.	919,218
200	Tesla Motors, Inc.*	41,690
		960,908
Beverages — 1.9%
1,900	Brown-Forman Corp. - Class B	170,411
37,500	Coca-Cola Co.	1,449,750
8,600	Coca-Cola Enterprises, Inc.	410,736
29,000	Constellation Brands, Inc. - Class A*	2,464,130
2,000	Dr Pepper Snapple Group, Inc.	108,920
8,500	Monster Beverage Corp.*	590,325
11,800	PepsiCo, Inc.	985,300
		6,179,572
Biotechnology — 2.8%
700	Alexion Pharmaceuticals, Inc.*	106,491
16,400	Alkermes PLC*	723,076
8,300	Amgen, Inc.	1,023,722
1,300	Biogen Idec, Inc.*	397,631
2,900	Celgene Corp.*	404,840
24,100	Endo International PLC*	1,654,465
29,600	Gilead Sciences, Inc.*	2,097,456
13,900	Incyte Corp., Ltd.*	743,928
19,900	United Therapeutics Corp.*	1,871,197
900	Vertex Pharmaceuticals, Inc.*	63,648
		9,086,454
Building Products — 0.4%
7,366	Allegion PLC	384,284
10,100	AO Smith Corp	464,802
3,700	Lennox International, Inc.	336,367
		1,185,453
Capital Markets — 1.0%
1,500	Affiliated Managers Group, Inc.*	300,075
3,300	Ameriprise Financial, Inc.	363,231
700	BlackRock, Inc.	220,136
11,100	Lazard, Ltd. - Class A	522,699
14,500	LPL Financial Holdings, Inc.	761,830
13,600	SEI Investments Co.	457,096
6,200	Waddell & Reed Financial, Inc. - Class A	456,444
		3,081,511
Chemicals — 4.2%
1,000	Airgas, Inc.	106,510
3,500	Albemarle Corp.	232,470
4,800	Celanese Corp.	266,448
8,200	Dow Chemical Co.	398,438
22,114	Ecolab, Inc.	2,388,091
11,200	EI du Pont de Nemours & Co.	751,520
15,600	FMC Corp.	1,194,336
5,900	LyondellBasell Industries NV - Class A	524,746
9,000	Monsanto Co.	1,023,930
3,300	NewMarket Corp.	1,289,574
300	PPG Industries, Inc.	58,038
2,200	Praxair, Inc.	288,134
20,800	Scotts Miracle-Gro Co. - Class A	1,274,624
10,000	Sherwin-Williams Co.	1,971,300
7,900	Sigma-Aldrich Corp.	737,702
3,200	Valspar Corp.	230,784
5,200	Westlake Chemical Corp.	344,136
4,000	WR Grace & Co.*	396,680
		13,477,461
Commercial Banks — 0%
1,200	Signature Bank*	150,708
Commercial Services & Supplies — 1.3%
16,400	Cintas Corp.	977,604
900	Clean Harbors, Inc.*,#	49,311
4,900	Copart, Inc.*	178,311
52,500	Pitney Bowes, Inc.	1,364,475
27,400	RR Donnelley & Sons Co.	490,460
6,900	Stericycle, Inc.*	783,978
1,900	Waste Connections, Inc.	83,334
8,900	Waste Management, Inc.	374,423
		4,301,896
Communications Equipment — 1.5%
2,300	F5 Networks, Inc.*	245,249
9,200	Harris Corp.	673,072
21,700	Juniper Networks, Inc.*	558,992
24,800	Motorola Solutions, Inc.	1,594,392
3,700	Palo Alto Networks, Inc.	253,820
13,700	QUALCOMM, Inc.	1,080,382
13,700	Riverbed Technology, Inc.*	270,027
		4,675,934
Construction & Engineering — 0.8%
23,700	Chicago Bridge & Iron Co. NV	2,065,455
6,000	Fluor Corp.	466,380
3,900	Quanta Services, Inc.*	143,910
		2,675,745
Consumer Finance — 0.6%
22,900	American Express Co.	2,061,687
Containers & Packaging — 1.3%
2,900	Aptargroup, Inc.	191,690
15,400	Ball Corp.	844,074
43,400	Packaging Corp. of America	3,054,058
		4,089,822
Distributors — 0.1%
7,900	LKQ Corp.*	208,165
Diversified Consumer Services — 0%
3,500	H&R Block, Inc.	105,665
Diversified Financial Services — 2.2%
37,700	CBOE Holdings, Inc.	2,133,820
7,800	IntercontinentalExchange Group, Inc.	1,543,074
42,100	McGraw Hill Financial, Inc.	3,212,230
8,200	MSCI, Inc.*	352,764
		7,241,888
Diversified Telecommunication Services — 0.3%
14,800	Level 3 Communications, Inc.*	579,272
5,000	Verizon Communications, Inc.	237,850
		817,122
Electric Utilities — 0.4%
30,300	ITC Holdings Corp.	1,131,705
Electrical Equipment — 0.5%
8,500	Babcock & Wilcox Co.	282,200
7,300	Emerson Electric Co.	487,640
1,100	Hubbell, Inc. - Class B	131,857
4,600	Rockwell Automation, Inc.	572,930
1,600	Roper Industries, Inc.	213,616
		1,688,243
Electronic Equipment, Instruments & Components — 0.3%
2,400	Amphenol Corp. - Class A	219,960
4,400	FLIR Systems, Inc.	158,400
5,600	IPG Photonics Corp.#	398,048
1,000	Knowles Corp.	31,570
1,500	Zebra Technologies Corp. - Class A*	104,115
		912,093
Energy Equipment & Services — 1.4%
7,600	Baker Hughes, Inc.	494,152
7,500	Cameron International Corp.*	463,275
1,600	Dril-Quip, Inc.*	179,360
31,500	Halliburton Co.	1,855,035
5,400	Schlumberger, Ltd. (U.S. Shares)	526,500
30,400	Seadrill, Ltd.#	1,068,864
		4,587,186
Food & Staples Retailing — 1.3%
6,000	Costco Wholesale Corp.	670,080
18,900	CVS Caremark Corp.	1,414,854
10,600	Kroger Co.	462,690
6,300	Safeway, Inc.	232,722
1,700	Sysco Corp.	61,421
3,900	Wal-Mart Stores, Inc.	298,077
10,800	Walgreen Co.	713,124
9,400	Whole Foods Market, Inc.	476,674
		4,329,642
Food Products — 1.9%
5,800	Archer-Daniels-Midland Co.	251,662
4,600	ConAgra Foods, Inc.	142,738
22,100	General Mills, Inc.	1,145,222
13,200	Hershey Co.	1,378,080
4,200	Hillshire Brands Co.	156,492
16,800	Hormel Foods Corp.	827,736
4,300	JM Smucker Co.	418,132
400	Kellogg Co.	25,084
10,200	McCormick & Co., Inc.	731,748
3,200	Mead Johnson Nutrition Co.	266,048
25,300	WhiteWave Foods Co. - Class A*	722,062
		6,065,004
Gas Utilities — 0%
400	ONE Gas, Inc.	14,372
Health Care Equipment & Supplies — 2.1%
2,300	Baxter International, Inc.	169,234
9,000	Becton, Dickinson and Co.	1,053,720
5,900	Cooper Cos., Inc.	810,424
5,400	CR Bard, Inc.	799,092
7,100	DENTSPLY International, Inc.	326,884
9,800	Hologic, Inc.*	210,700
6,100	IDEXX Laboratories, Inc.*	740,540
7,200	ResMed, Inc.#	321,768
1,800	Sirona Dental Systems, Inc.*	134,406
11,000	St Jude Medical, Inc.	719,290
2,900	Stryker Corp.	236,263
5,700	Varian Medical Systems, Inc.*	478,743
6,900	Zimmer Holdings, Inc.	652,602
		6,653,666
Health Care Providers & Services — 3.5%
20,600	Aetna, Inc.	1,544,382
34,000	AmerisourceBergen Corp.	2,230,060
10,300	Cigna Corp.	862,419
5,935	Express Scripts Holding Co.*	445,659
9,400	HCA Holdings, Inc.	493,500
6,700	Henry Schein, Inc.*	799,779
12,600	Laboratory Corp. of America Holdings*	1,237,446
6,200	McKesson Corp.	1,094,734
18,500	MEDNAX, Inc.*	1,146,630
10,700	Patterson Cos., Inc.	446,832
2,500	Quest Diagnostics, Inc.#	144,800
2,400	Tenet Healthcare Corp.*	102,744
8,200	Universal Health Services, Inc. - Class B	672,974
		11,221,959
Health Care Technology — 0%
1,200	Cerner Corp.*	67,500
Hotels, Restaurants & Leisure — 2.8%
13,700	Bally Technologies, Inc.*	907,899
10,200	Brinker International, Inc.	534,990
15,400	Burger King Worldwide, Inc.	408,870
1,400	Chipotle Mexican Grill, Inc.*	795,270
13,100	Domino's Pizza, Inc.	1,008,307
14,800	Dunkin' Brands Group, Inc.	742,664
7,800	Las Vegas Sands Corp.	630,084
4,500	Marriott International, Inc. - Class A	252,090
12,800	McDonald's Corp.	1,254,784
800	Panera Bread Co. - Class A*	141,176
2,700	Starbucks Corp.	198,126
1,600	Starwood Hotels & Resorts Worldwide, Inc.	127,360
7,200	Wyndham Worldwide Corp.	527,256
7,200	Wynn Resorts, Ltd.	1,599,480
		9,128,356
Household Durables — 0.9%
8,500	Jarden Corp.*	508,555
18,500	Newell Rubbermaid, Inc.	553,150
600	NVR, Inc.*	688,200
22,900	PulteGroup, Inc.	439,451
9,400	Tempur Sealy International, Inc.*	476,298
3,400	Tupperware Brands Corp.	284,784
		2,950,438
Household Products — 2.2%
15,800	Church & Dwight Co., Inc.	1,091,306
15,400	Clorox Co.#	1,355,354
30,400	Colgate-Palmolive Co.	1,972,048
24,900	Kimberly-Clark Corp.	2,745,225
		7,163,933
Industrial Conglomerates — 0.9%
20,000	3M Co.	2,713,200
1,600	Carlisle Cos., Inc.	126,944
1,700	Danaher Corp.	127,500
		2,967,644
Information Technology Services — 8.3%
16,200	Accenture PLC - Class A (U.S. Shares)	1,291,464
11,700	Alliance Data Systems Corp.*	3,187,665
27,900	Automatic Data Processing, Inc.	2,155,554
38,900	Broadridge Financial Solutions, Inc.	1,444,746
24,200	Cognizant Technology Solutions Corp. - Class A*	1,224,762
8,600	DST Systems, Inc.	815,194
6,800	Fidelity National Information Services, Inc.	363,460
11,800	Fiserv, Inc.*	668,942
19,200	FleetCor Technologies, Inc.*	2,209,920
10,800	Gartner, Inc.*	749,952
15,200	Global Payments, Inc.	1,080,872
19,300	International Business Machines Corp.	3,715,057
32,900	Jack Henry & Associates, Inc.	1,834,504
13,300	MasterCard, Inc. - Class A	993,510
34,800	Paychex, Inc.	1,482,480
10,300	Total System Services, Inc.	313,223
4,900	Vantiv, Inc. - Class A*	148,078
14,400	Visa, Inc. - Class A	3,108,384
		26,787,767
Insurance — 2.6%
7,000	Allied World Assurance Co. Holdings AG	722,330
6,700	American Financial Group, Inc.	386,657
18,400	Aon PLC	1,550,752
5,700	Arch Capital Group, Ltd.*	327,978
3,400	Arthur J Gallagher & Co.	161,772
16,800	Axis Capital Holdings, Ltd.	770,280
3,600	Chubb Corp.	321,480
5,200	Endurance Specialty Holdings, Ltd.	279,916
10,030	Fidelity National Financial, Inc. - Class A	315,343
3,300	Hanover Insurance Group, Inc.	202,752
700	Loews Corp.	30,835
35,700	Marsh & McLennan Cos., Inc.	1,760,010
11,100	Progressive Corp.	268,842
3,900	Prudential Financial, Inc.	330,135
7,900	Travelers Cos., Inc.	672,290
4,000	Validus Holdings, Ltd.	150,840
		8,252,212
Internet & Catalog Retail — 1.7%
2,000	Amazon.com, Inc.*	673,040
3,500	Expedia, Inc.	253,750
1,600	HomeAway, Inc.*	60,272
2,300	Liberty Ventures*	299,759
6,600	Netflix, Inc.*	2,323,398
1,100	priceline.com, Inc.*	1,311,079
5,100	TripAdvisor, Inc.	462,009
		5,383,307
Internet Software & Services — 2.5%
900	Equinix, Inc.*	166,356
30,500	Facebook, Inc. - Class A*	1,837,320
2,800	Google, Inc. - Class A*	3,120,628
17,100	IAC/InterActiveCorp	1,220,769
1,000	LinkedIn Corp. - Class A*	184,940
15,100	Pandora Media, Inc.*	457,832
1,800	Twitter, Inc.*,#	84,006
18,600	VeriSign, Inc.#	1,002,726
		8,074,577
Leisure Products — 0.7%
18,400	Hasbro, Inc.#	1,023,408
19,200	Mattel, Inc.	770,112
3,900	Polaris Industries, Inc.	544,869
		2,338,389
Life Sciences Tools & Services — 1.1%
17,400	Agilent Technologies, Inc.	973,008
8,900	Charles River Laboratories International, Inc.*	537,026
700	Covance, Inc.*	72,730
5,500	Illumina, Inc.*,#	817,630
2,200	Mettler-Toledo International, Inc.*	518,496
6,400	Techne Corp.	546,368
		3,465,258
Machinery — 3.2%
1,900	Caterpillar, Inc.	188,803
13,200	Colfax Corp.*	941,556
2,100	Deere & Co.	190,680
2,100	Donaldson Co., Inc.	89,040
2,200	Dover Corp.	179,850
13,100	Flowserve Corp.	1,026,254
3,400	Graco, Inc.	254,116
11,500	IDEX Corp.	838,235
10,400	Illinois Tool Works, Inc.	845,832
10,700	Ingersoll-Rand PLC	612,468
6,800	ITT Corp.	290,768
10,200	Lincoln Electric Holdings, Inc.	734,502
12,300	Manitowoc Co., Inc.	386,835
7,600	Pall Corp.	679,972
400	Snap-on, Inc.	45,392
1,500	Stanley Black & Decker, Inc.	121,860
27,400	Toro Co.	1,731,406
600	Valmont Industries, Inc.	89,304
10,600	Wabtec Corp.	821,500
4,800	Xylem, Inc.	174,816
		10,243,189
Marine — 0.1%
2,800	Kirby Corp.*	283,500
Media — 5.4%
7,300	CBS Corp. - Class B	451,140
2,300	Charter Communications, Inc. - Class A*,#	283,360
51,700	Comcast Corp. - Class A	2,586,034
30,200	DISH Network Corp. - Class A	1,878,742
52,100	Interpublic Group of Cos., Inc.	892,994
4,200	Lamar Advertising Co. - Class A*	214,158
15,735	Liberty Global PLC*	640,572
15,735	Liberty Global PLC - Class A*	654,576
2,100	Madison Square Garden Co. - Class A*	119,238
24,700	News Corp. - Class A*	425,334
20,300	Omnicom Group, Inc.	1,473,780
6,600	Scripps Networks Interactive, Inc. - Class A	501,006
12,400	Starz - Class A*	400,272
22,200	Time Warner Cable, Inc.	3,045,396
19,000	Twenty-First Century Fox, Inc. - Class A	607,430
19,700	Viacom, Inc. - Class B	1,674,303
19,200	Walt Disney Co.	1,537,344
		17,385,679
Multiline Retail — 0.3%
4,300	Dillard's, Inc. - Class A	397,320
4,200	Dollar General Corp.*	233,016
2,600	Family Dollar Stores, Inc.	150,826
3,700	Macy's, Inc.	219,373
		1,000,535
Oil, Gas & Consumable Fuels — 2.9%
1,000	Anadarko Petroleum Corp.	84,760
8,900	Cabot Oil & Gas Corp.	301,532
18,300	Cheniere Energy, Inc.*	1,012,905
6,800	EOG Resources, Inc.	1,333,956
19,400	EQT Corp.	1,881,218
7,500	Gulfport Energy Corp.*	533,850
2,300	Noble Energy, Inc.	163,392
16,800	ONEOK, Inc.	995,400
200	Pioneer Natural Resources Co.	37,428
4,400	QEP Resources, Inc.	129,536
4,600	Range Resources Corp.	381,662
20,900	SM Energy Co.	1,489,961
7,300	Southwestern Energy Co.*	335,873
3,500	Whiting Petroleum Corp.*	242,865
4,900	Williams Cos., Inc.	198,842
3,300	World Fuel Services Corp.	145,530
		9,268,710
Personal Products — 0.5%
1,900	Estee Lauder Cos., Inc. - Class A	127,072
17,700	Nu Skin Enterprises, Inc. - Class A	1,466,445
		1,593,517
Pharmaceuticals — 4.3%
13,400	AbbVie, Inc.	688,760
21,824	Actavis PLC*	4,492,470
3,400	Allergan, Inc.	421,940
13,200	Bristol-Myers Squibb Co.	685,740
21,000	Jazz Pharmaceuticals PLC*	2,912,280
15,700	Johnson & Johnson	1,542,211
31,100	Mylan, Inc.*	1,518,613
10,000	Perrigo Co. PLC	1,546,600
1,800	Salix Pharmaceuticals, Ltd.*	186,498
		13,995,112
Professional Services — 1.0%
8,700	Dun & Bradstreet Corp.#	864,345
8,900	Equifax, Inc.	605,467
23,200	Nielsen Holdings NV	1,035,416
9,700	Verisk Analytics, Inc. - Class A*	581,612
		3,086,840
Real Estate Investment Trusts (REITs) — 0.5%
2,300	American Tower Corp.	188,301
5,500	Corrections Corp. of America	172,260
1,300	Crown Castle International Corp.	95,914
8,500	Equity Lifestyle Properties, Inc.	345,525
2,200	Federal Realty Investment Trust	252,384
6,500	Omega Healthcare Investors, Inc.#	217,880
15,100	Spirit Realty Capital, Inc.	165,798
1,900	Vornado Realty Trust	187,264
3,100	Weyerhaeuser Co.	90,985
		1,716,311
Real Estate Management & Development — 0.1%
11,100	CBRE Group, Inc. - Class A*	304,473
Road & Rail — 0.9%
2,500	CSX Corp.	72,425
2,200	Genesee & Wyoming, Inc. - Class A*	214,104
4,900	Hertz Global Holdings, Inc.*	130,536
2,500	JB Hunt Transport Services, Inc.	179,800
1,600	Kansas City Southern	163,296
1,800	Landstar System, Inc.	106,596
6,200	Norfolk Southern Corp.	602,454
14,800	Old Dominion Freight Line, Inc.*	839,752
3,900	Union Pacific Corp.	731,874
		3,040,837
Semiconductor & Semiconductor Equipment — 1.3%
20,500	Avago Technologies, Ltd.	1,320,405
23,400	Broadcom Corp. - Class A	736,632
22,300	Intel Corp.	575,563
4,200	Linear Technology Corp.	204,498
6,900	LSI Corp.*	76,383
27,700	Skyworks Solutions, Inc.	1,039,304
7,200	Texas Instruments, Inc.	339,480
		4,292,265
Software — 2.9%
3,500	Adobe Systems, Inc.*	230,090
15,200	Autodesk, Inc.*	747,536
2,900	Electronic Arts, Inc.*	84,129
23,200	Intuit, Inc.	1,803,336
4,800	MICROS Systems, Inc.*	254,064
66,500	Microsoft Corp.	2,725,835
8,500	Oracle Corp.	347,735
6,500	Salesforce.com, Inc.*	371,085
16,000	ServiceNow, Inc.	958,720
9,200	Solera Holdings, Inc.	582,728
4,300	Splunk, Inc.	307,407
3,600	Symantec Corp.	71,892
9,600	Workday, Inc. - Class A	877,728
		9,362,285
Specialty Retail — 4.4%
2,400	Aaron's, Inc.	72,576
3,500	Advance Auto Parts, Inc.	442,750
900	AutoZone, Inc.*	483,390
1,000	Bed Bath & Beyond, Inc.*	68,800
30,000	Best Buy Co., Inc.	792,300
7,300	Dick's Sporting Goods, Inc.	398,653
25,800	DSW, Inc. - Class A	925,188
4,200	Foot Locker, Inc.	197,316
42,200	GNC Holdings, Inc. - Class A	1,857,644
36,400	Home Depot, Inc.	2,880,332
13,600	L Brands, Inc.	772,072
2,100	Lowe's Cos., Inc.	102,690
8,500	O'Reilly Automotive, Inc.*	1,261,315
14,200	Ross Stores, Inc.	1,016,010
14,200	Sally Beauty Holdings, Inc.*	389,080
4,500	Tiffany & Co.	387,675
35,300	TJX Cos., Inc.	2,140,945
		14,188,736
Technology Hardware, Storage & Peripherals — 2.2%
22,600	3D Systems Corp.*,#	1,336,790
8,200	Apple, Inc.	4,401,268
7,500	NCR Corp.*	274,125
14,700	NetApp, Inc.	542,430
3,700	Stratasys, Ltd.*	392,533
		6,947,146
Textiles, Apparel & Luxury Goods — 2.2%
15,500	Carter's, Inc.	1,203,575
6,600	Coach, Inc.	327,756
4,900	Deckers Outdoor Corp.*	390,677
9,400	Hanesbrands, Inc.	718,912
9,000	Michael Kors Holdings, Ltd.*	839,430
16,100	NIKE, Inc. - Class B	1,189,146
8,600	Under Armour, Inc. - Class A*	985,904
21,600	VF Corp.	1,336,608
		6,992,008
Thrifts & Mortgage Finance — 0.1%
9,300	Ocwen Financial Corp.*	364,374
Tobacco — 2.0%
58,200	Altria Group, Inc.	2,178,426
41,900	Lorillard, Inc.	2,265,952
6,700	Philip Morris International, Inc.	548,529
24,400	Reynolds American, Inc.	1,303,448
		6,296,355
Trading Companies & Distributors — 0.4%
18,500	MRC Global, Inc.*	498,760
8,600	United Rentals, Inc.*	816,484
		1,315,244
Wireless Telecommunication Services — 0.8%
22,700	SBA Communications Corp. - Class A*	2,064,792
38,000	Sprint Corp.	349,220
		2,414,012
Total Common Stock (cost $245,828,148)		311,425,767
Money Market — 1.7%
5,378,023	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $5,378,023)	5,378,023
Investment Purchased with Cash Collateral From Securities Lending — 1.6%
5,066,326	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $5,066,326)	5,066,326
Total Investments (total cost $256,272,497) – 100%		$ 321,870,116

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$320,220,492	99.5%
Norway	1,068,864	0.3
Panama	580,760	0.2
Total	$321,870,116	100.0%

†† Includes Cash Equivalents of 3.3%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.
* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
INTECH U.S. Growth Fund
Janus Cash Collateral Fund LLC	-	22,753,062	(17,686,736)	5,066,326	$ -	$ 7,451(1)	$ 5,066,326
Janus Cash Liquidity Fund LLC	1,107,000	41,771,749	(37,500,726)	5,378,023	-	980	5,378,023
					$ -	$ 8,431	$ 10,444,349

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$311,425,767	$—	$—

Money Market	—	5,378,023	—

Investment Purchased with Cash Collateral From Securities Lending	—	5,066,326	—

Total Investments in Securities	$311,425,767	$10,444,349	$—

INTECH U.S. Value Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares	Value
Common Stock — 97.6%
Aerospace & Defense — 3.8%
2,800	Alliant Techsystems, Inc.	$ 398,020
400	B/E Aerospace, Inc.*	34,716
15,700	Exelis, Inc.	298,457
2,400	General Dynamics Corp.	261,408
2,600	L-3 Communications Holdings, Inc.	307,190
10,800	Northrop Grumman Corp.	1,332,504
12,700	Raytheon Co.	1,254,633
14,100	Spirit AeroSystems Holdings, Inc. - Class A*	397,479
2,100	Textron, Inc.	82,509
1,300	United Technologies Corp.	151,892
		4,518,808
Air Freight & Logistics — 0.9%
8,000	FedEx Corp.	1,060,480
Airlines — 1.4%
2,600	American Airlines Group, Inc.	95,160
22,900	Delta Air Lines, Inc.	793,485
31,200	Southwest Airlines Co.	736,632
		1,625,277
Auto Components — 1.5%
6,500	Gentex Corp.	204,945
24,000	Johnson Controls, Inc.	1,135,680
3,000	Lear Corp.	251,160
2,600	TRW Automotive Holdings Corp.*	212,212
		1,803,997
Automobiles — 0.3%
4,400	Ford Motor Co.	68,640
8,000	General Motors Co.	275,360
		344,000
Beverages — 0.3%
2,100	Beam, Inc.	174,930
900	Constellation Brands, Inc. - Class A*	76,473
1,700	Molson Coors Brewing Co. - Class B	100,062
		351,465
Building Products — 0.2%
1,066	Allegion PLC	55,613
5,200	AO Smith Corp.	239,304
		294,917
Capital Markets — 3.4%
9,600	American Capital, Ltd.*	151,584
7,600	Ameriprise Financial, Inc.	836,532
4,600	Ares Capital Corp.	81,052
1,624	Bank of New York Mellon Corp.	57,311
400	BlackRock, Inc.	125,792
9,200	Charles Schwab Corp.	251,436
26,500	E*TRADE Financial Corp.*	610,030
100	Goldman Sachs Group, Inc.	16,385
4,800	Invesco, Ltd.	177,600
3,600	Legg Mason, Inc.	176,544
900	LPL Financial Holdings, Inc.	47,286
14,100	Morgan Stanley	439,497
3,300	Northern Trust Corp.	216,348
2,800	Raymond James Financial, Inc.	156,604
5,700	State Street Corp.	396,435
8,200	TD Ameritrade Holding Corp.	278,390
		4,018,826
Chemicals — 1.3%
900	Air Products & Chemicals, Inc.	107,136
1,400	Albemarle Corp.	92,988
700	Ashland, Inc.	69,636
6,900	Cabot Corp.	407,514
700	CF Industries Holdings, Inc.	182,448
800	Cytec Industries, Inc.	78,088
2,300	Dow Chemical Co.	111,757
7,700	Huntsman Corp.	188,034
1,200	PPG Industries, Inc.	232,152
500	Rockwood Holdings, Inc.	37,200
400	Sigma-Aldrich Corp.	37,352
200	Westlake Chemical Corp.	13,236
400	WR Grace & Co.*	39,668
		1,597,209
Commercial Banks — 6.2%
32,400	Bank of America Corp.	557,280
600	Bank of Hawaii Corp.#	36,366
3,800	BankUnited, Inc.	132,126
6,500	BB&T Corp.	261,105
12,400	CapitalSource, Inc.	180,916
3,270	Citigroup, Inc.	155,652
1,000	City National Corp.	78,720
2,900	Comerica, Inc.	150,220
2,550	Commerce Bancshares, Inc.	118,371
2,000	Cullen/Frost Bankers, Inc.	155,060
9,200	East West Bancorp, Inc.	335,800
8,600	Fifth Third Bancorp	197,370
12,300	First Niagara Financial Group, Inc.	116,235
4,200	First Republic Bank	226,758
19,100	JPMorgan Chase & Co.	1,159,561
8,000	KeyCorp	113,920
3,600	M&T Bank Corp.	436,680
600	PNC Financial Services Group, Inc.	52,200
27,600	Regions Financial Corp.	306,636
1,600	Signature Bank*	200,944
1,500	SunTrust Banks, Inc.	59,685
3,100	SVB Financial Group*	399,218
2,900	TCF Financial Corp.	48,314
14,700	U.S. Bancorp	630,042
25,461	Wells Fargo & Co.	1,266,430
		7,375,609
Commercial Services & Supplies — 0.9%
3,300	Cintas Corp.	196,713
1,700	KAR Auction Services, Inc.	51,595
12,400	Pitney Bowes, Inc.	322,276
2,000	Republic Services, Inc.	68,320
5,100	RR Donnelley & Sons Co.	91,290
7,400	Waste Management, Inc.	311,318
		1,041,512
Communications Equipment — 1.3%
32,000	Brocade Communications Systems, Inc.*	339,520
18,000	Cisco Systems, Inc.	403,380
6,600	Harris Corp.	482,856
9,000	Juniper Networks, Inc.*	231,840
900	Motorola Solutions, Inc.	57,861
4,100	Polycom, Inc.*	56,252
		1,571,709
Construction & Engineering — 0.3%
2,400	Fluor Corp.	186,552
2,900	URS Corp.	136,474
		323,026
Construction Materials — 0.1%
1,800	Vulcan Materials Co.	119,610
Consumer Finance — 1.5%
4,000	Capital One Financial Corp.	308,640
15,300	Discover Financial Services	890,307
23,500	SLM Corp.	575,280
		1,774,227
Containers & Packaging — 0.2%
700	Aptargroup, Inc.	46,270
1,100	Avery Dennison Corp.	55,737
800	Bemis Co., Inc.	31,392
800	Owens-Illinois, Inc.*	27,064
2,000	Sonoco Products Co.	82,040
		242,503
Diversified Consumer Services — 0.5%
3,300	Apollo Education Group, Inc.*	112,992
5,200	DeVry Education Group, Inc.	220,428
300	Graham Holdings Co.	211,125
		544,545
Diversified Financial Services — 3.7%
13,500	Berkshire Hathaway, Inc. - Class B*	1,687,095
11,800	CME Group, Inc.	873,318
700	ING U.S., Inc.	25,389
3,657	IntercontinentalExchange Group, Inc.	723,464
10,000	McGraw Hill Financial, Inc.	763,000
2,800	MSCI, Inc.*	120,456
7,600	NASDAQ OMX Group, Inc.	280,744
		4,473,466
Diversified Telecommunication Services — 1.0%
23,010	AT&T, Inc.	806,961
2,262	CenturyLink, Inc.	74,284
29,900	Frontier Communications Corp.#	170,430
3,400	Level 3 Communications, Inc.*	133,076
		1,184,751
Electric Utilities — 1.3%
2,000	American Electric Power Co., Inc.	101,320
2,997	Duke Energy Corp.	213,446
2,700	Entergy Corp.	180,495
2,200	Great Plains Energy, Inc.	59,488
2,500	Hawaiian Electric Industries, Inc.	63,550
3,200	NextEra Energy, Inc.	305,984
6,961	Northeast Utilities	316,726
5,700	OGE Energy Corp.	209,532
1,800	PPL Corp.	59,652
1,300	Westar Energy, Inc.	45,708
		1,555,901
Electrical Equipment — 0.3%
1,300	Babcock & Wilcox Co.	43,160
1,017	Eaton Corp. PLC	76,397
1,900	Emerson Electric Co.	126,920
1,200	Regal-Beloit Corp.	87,252
		333,729
Electronic Equipment, Instruments & Components — 0.5%
3,100	Arrow Electronics, Inc.*	184,016
1,200	Avnet, Inc.	55,836
3,100	Corning, Inc.	64,542
5,700	Ingram Micro, Inc. - Class A*	168,492
500	Knowles Corp.	15,785
1,700	Zebra Technologies Corp. - Class A*	117,997
		606,668
Energy Equipment & Services — 1.2%
9,300	Baker Hughes, Inc.	604,686
900	Helmerich & Payne, Inc.	96,804
5,100	National Oilwell Varco, Inc.	397,137
300	Oil States International, Inc.*	29,580
7,200	Patterson-UTI Energy, Inc.	228,096
1,400	Unit Corp.*	91,532
		1,447,835
Food & Staples Retailing — 1.9%
6,200	CVS Caremark Corp.	464,132
13,400	Safeway, Inc.	494,996
4,400	Sysco Corp.	158,972
2,800	Wal-Mart Stores, Inc.	214,004
14,000	Walgreen Co.	924,420
		2,256,524
Food Products — 0.7%
1,400	Archer-Daniels-Midland Co.	60,746
1,200	ConAgra Foods, Inc.	37,236
2,000	JM Smucker Co.	194,480
3,852	Mondelez International, Inc. - Class A	133,087
9,100	Tyson Foods, Inc. - Class A	400,491
		826,040
Gas Utilities — 0.5%
3,100	AGL Resources, Inc.	151,776
2,700	Atmos Energy Corp.	127,251
1,900	National Fuel Gas Co.	133,076
250	ONE Gas, Inc.	8,983
3,800	UGI Corp.	173,318
		594,404
Health Care Equipment & Supplies — 2.4%
2,100	Abbott Laboratories	80,871
4,300	Alere, Inc.*	147,705
86,600	Boston Scientific Corp.*	1,170,832
5,900	CareFusion Corp.*	237,298
2,500	Covidien PLC (U.S. Shares)	184,150
2,200	DENTSPLY International, Inc.	101,288
2,300	Hill-Rom Holdings, Inc.	88,642
4,100	Medtronic, Inc.	252,314
3,400	St Jude Medical, Inc.	222,326
1,400	Stryker Corp.	114,058
1,400	Teleflex, Inc.	150,136
900	Zimmer Holdings, Inc.	85,122
		2,834,742
Health Care Providers & Services — 7.5%
17,790	Aetna, Inc.	1,333,716
16,600	Cardinal Health, Inc.	1,161,668
14,100	Cigna Corp.	1,180,593
1,000	Express Scripts Holding Co.*	75,090
12,900	HCA Holdings, Inc.	677,250
6,700	Humana, Inc.	755,224
700	LifePoint Hospitals, Inc.*	38,185
1,800	MEDNAX, Inc.*	111,564
6,700	Omnicare, Inc.	399,789
19,800	UnitedHealth Group, Inc.	1,623,402
1,600	Universal Health Services, Inc. - Class B	131,312
7,500	VCA Antech, Inc.*	241,725
12,700	WellPoint, Inc.	1,264,285
		8,993,803
Hotels, Restaurants & Leisure — 0.9%
3,400	Carnival Corp. (U.S. Shares)	128,724
1,900	Darden Restaurants, Inc.	96,444
1,000	Marriott International, Inc. - Class A	56,020
8,500	MGM Resorts International*	219,810
5,200	Royal Caribbean Cruises, Ltd. (U.S. Shares)	283,712
400	Starwood Hotels & Resorts Worldwide, Inc.	31,840
26,900	Wendy's Co.	245,328
		1,061,878
Household Durables — 1.5%
5,900	DR Horton, Inc.	127,735
9,600	Garmin, Ltd.#	530,496
3,000	Harman International Industries, Inc.	319,200
1,200	Lennar Corp. - Class A	47,544
400	Mohawk Industries, Inc.*	54,392
4,900	Newell Rubbermaid, Inc.	146,510
3,400	Whirlpool Corp.	508,164
		1,734,041
Household Products — 1.6%
1,700	Clorox Co.	149,617
1,200	Energizer Holdings, Inc.	120,888
1,500	Kimberly-Clark Corp.	165,375
18,600	Procter & Gamble Co.	1,499,160
		1,935,040
Independent Power and Renewable Electricity Producers — 0.5%
16,200	AES Corp.	231,336
1,100	Calpine Corp.*	23,001
10,200	NRG Energy, Inc.	324,360
		578,697
Industrial Conglomerates — 1.6%
800	3M Co.	108,528
900	Carlisle Cos., Inc.	71,406
900	Danaher Corp.	67,500
62,600	General Electric Co.	1,620,714
		1,868,148
Information Technology Services — 1.5%
4,200	Amdocs, Ltd. (U.S. Shares)	195,132
1,500	Computer Sciences Corp.	91,230
10,400	CoreLogic, Inc.*	312,416
400	DST Systems, Inc.	37,916
11,100	Fidelity National Information Services, Inc.	593,295
3,425	Leidos Holdings, Inc.	121,142
1,000	Paychex, Inc.	42,600
2,200	Total System Services, Inc.	66,902
4,800	VeriFone Systems, Inc.*	162,336
11,200	Xerox Corp.	126,560
		1,749,529
Insurance — 8.7%
3,800	ACE, Ltd. (U.S. Shares)	376,428
5,100	Aflac, Inc.	321,504
1,600	Allied World Assurance Co. Holdings AG	165,104
8,900	Allstate Corp.	503,562
2,500	American Financial Group, Inc.	144,275
3,100	American International Group, Inc.	155,031
3,500	Aon PLC	294,980
6,500	Arch Capital Group, Ltd.*	374,010
2,400	Aspen Insurance Holdings, Ltd.	95,280
6,400	Assurant, Inc.	415,744
8,500	Axis Capital Holdings, Ltd.	389,725
2,200	Chubb Corp.	196,460
2,100	Cincinnati Financial Corp.	102,186
3,000	Endurance Specialty Holdings, Ltd.	161,490
2,300	Everest Re Group, Ltd.	352,015
17,787	Fidelity National Financial, Inc. - Class A	559,223
15,300	Genworth Financial, Inc. - Class A*	271,269
1,700	Hanover Insurance Group, Inc.	104,448
8,500	Hartford Financial Services Group, Inc.	299,795
1,900	HCC Insurance Holdings, Inc.	86,431
9,700	Lincoln National Corp.	491,499
600	Loews Corp.	26,430
100	Markel Corp.*	59,610
5,600	Marsh & McLennan Cos., Inc.	276,080
300	MetLife, Inc.	15,840
14,700	Old Republic International Corp.	241,080
2,300	PartnerRe, Ltd.	238,050
10,400	Principal Financial Group, Inc.	478,296
1,300	ProAssurance Corp.	57,889
2,900	Progressive Corp.	70,238
4,800	Protective Life Corp.	252,432
9,700	Prudential Financial, Inc.	821,105
1,500	Reinsurance Group of America, Inc.	119,445
1,900	RenaissanceRe Holdings, Ltd.	185,440
3,700	StanCorp Financial Group, Inc.	247,160
6,200	Torchmark Corp.	487,940
5,800	Travelers Cos., Inc.	493,580
2,200	Unum Group	77,682
3,500	Validus Holdings, Ltd.	131,985
100	White Mountains Insurance Group, Ltd.	59,990
5,600	XL Group PLC	175,000
		10,375,731
Internet & Catalog Retail — 0.2%
8,000	Liberty Interactive Corp. - Class A*	230,960
Internet Software & Services — 1.1%
8,000	AOL, Inc.	350,160
28,400	Yahoo!, Inc.*	1,019,560
		1,369,720
Leisure Products — 0%
900	Hasbro, Inc.	50,058
Life Sciences Tools & Services — 0.9%
5,100	Agilent Technologies, Inc.	285,192
2,000	Charles River Laboratories International, Inc.*	120,680
1,800	PerkinElmer, Inc.	81,108
1,600	Techne Corp.	136,592
3,500	Thermo Fisher Scientific, Inc.	420,840
		1,044,412
Machinery — 1.7%
500	AGCO Corp.	27,580
1,700	Caterpillar, Inc.	168,929
200	Cummins, Inc.	29,798
700	Donaldson Co., Inc.	29,680
1,000	Dover Corp.	81,750
300	IDEX Corp.	21,867
2,200	Illinois Tool Works, Inc.	178,926
2,100	Ingersoll-Rand PLC	120,204
1,900	Navistar International Corp.*,#	64,353
1,200	Oshkosh Corp.	70,644
1,300	PACCAR, Inc.	87,672
700	Parker Hannifin Corp.	83,797
1,900	Pentair, Ltd.	150,746
1,800	Snap-on, Inc.	204,264
1,300	SPX Corp.	127,803
2,400	Terex Corp.	106,320
3,200	Trinity Industries, Inc.	230,624
6,200	Xylem, Inc.	225,804
		2,010,761
Marine — 0%
500	Kirby Corp.*	50,625
Media — 4.0%
2,900	CBS Corp. - Class B	179,220
18,650	Comcast Corp. - Class A	932,873
6,300	DreamWorks Animation SKG, Inc. - Class A*,#	167,265
5,000	Gannett Co., Inc.	138,000
2,900	Interpublic Group of Cos., Inc.	49,706
3,100	John Wiley & Sons, Inc. - Class A	178,684
500	Liberty Global PLC*	20,355
500	Liberty Global PLC - Class A*	20,800
4,974	Liberty Media Corp. - Class A*	650,251
8,100	News Corp. - Class A*	139,482
774	Starz - Class A*	24,985
8,700	Thomson Reuters Corp.	297,540
13,900	Time Warner, Inc.	908,087
12,800	Twenty-First Century Fox, Inc. - Class A	409,216
7,800	Walt Disney Co.	624,546
		4,741,010
Metals & Mining — 1.4%
26,100	Alcoa, Inc.	335,907
2,400	Allegheny Technologies, Inc.	90,432
4,000	Carpenter Technology Corp.	264,160
7,600	Cliffs Natural Resources, Inc.#	155,496
7,700	Freeport-McMoRan Copper & Gold, Inc.	254,639
1,700	Nucor Corp.	85,918
2,500	Steel Dynamics, Inc.	44,475
15,500	United States Steel Corp.#	427,955
		1,658,982
Multi-Utilities — 1.8%
600	Alliant Energy Corp.	34,086
700	Ameren Corp.	28,840
1,600	CenterPoint Energy, Inc.	37,904
5,200	CMS Energy Corp.	152,256
3,200	Dominion Resources, Inc.	227,168
3,400	DTE Energy Co.	252,586
3,200	MDU Resources Group, Inc.	109,792
9,900	NiSource, Inc.	351,747
500	Public Service Enterprise Group, Inc.	19,070
9,800	Sempra Energy	948,248
1,000	Vectren Corp.	39,390
		2,201,087
Multiline Retail — 0.3%
300	Dillard's, Inc. - Class A	27,720
2,200	Kohl's Corp.#	124,960
2,200	Macy's, Inc.	130,438
2,500	Sears Holdings Corp.*,#	119,400
		402,518
Oil, Gas & Consumable Fuels — 9.9%
4,500	Apache Corp.	373,275
16,800	Chesapeake Energy Corp.	430,416
11,900	Chevron Corp.	1,415,029
4,400	Cimarex Energy Co.	524,084
7,093	ConocoPhillips	498,992
6,700	CONSOL Energy, Inc.	267,665
1,200	Devon Energy Corp.	80,316
3,400	Energen Corp.	274,754
800	EOG Resources, Inc.	156,936
400	EQT Corp.	38,788
41,529	Exxon Mobil Corp.	4,056,553
600	Gulfport Energy Corp.*	42,708
4,300	Hess Corp.	356,384
1,200	Marathon Oil Corp.	42,624
1,950	Marathon Petroleum Corp.	169,728
4,000	Murphy Oil Corp.	251,440
4,300	Newfield Exploration Co.*	134,848
4,400	Noble Energy, Inc.	312,576
2,700	Occidental Petroleum Corp.	257,283
1,000	ONEOK, Inc.	59,250
1,900	Peabody Energy Corp.	31,046
2,400	Phillips 66	184,944
600	Pioneer Natural Resources Co.	112,284
3,100	QEP Resources, Inc.	91,264
9,300	SandRidge Energy, Inc.*,#	57,102
11,300	Spectra Energy Corp.	417,422
1,500	Teekay Corp. (U.S. Shares)	84,360
1,700	Tesoro Corp.	86,003
3,400	Ultra Petroleum Corp. (U.S. Shares)*,#	91,426
8,500	Valero Energy Corp.	451,350
4,800	Whiting Petroleum Corp.*	333,072
1,700	Williams Cos., Inc.	68,986
1,900	World Fuel Services Corp.	83,790
		11,836,698
Paper & Forest Products — 0.1%
1,200	Domtar Corp.	134,664
600	International Paper Co.	27,528
		162,192
Pharmaceuticals — 3.9%
9,700	Bristol-Myers Squibb Co.	503,915
2,600	Eli Lilly & Co.	153,036
1,200	Forest Laboratories, Inc.*	110,724
3,100	Hospira, Inc.*	134,075
18,300	Johnson & Johnson	1,797,609
1,600	Mallinckrodt PLC*	101,456
7,875	Merck & Co., Inc.	447,064
44,771	Pfizer, Inc.	1,438,044
		4,685,923
Professional Services — 1.1%
3,200	Manpowergroup, Inc.	252,256
11,900	Nielsen Holdings NV	531,097
5,100	Towers Watson & Co. - Class A	581,655
		1,365,008
Real Estate Investment Trusts (REITs) — 1.0%
600	Alexandria Real Estate Equities, Inc.	43,536
1,900	Brandywine Realty Trust	27,474
1,900	BRE Properties, Inc.	119,282
3,000	CommonWealth REIT	78,900
933	Corrections Corp. of America	29,222
900	Equity Lifestyle Properties, Inc.	36,585
500	Federal Realty Investment Trust	57,360
2,817	Gaming and Leisure Properties, Inc.	102,708
623	Simon Property Group, Inc.	102,172
11,500	Spirit Realty Capital, Inc.	126,270
16,300	Starwood Property Trust, Inc.	384,517
780	Starwood Waypoint Residential Trust	22,456
500	Vornado Realty Trust	49,280
		1,179,762
Real Estate Management & Development — 0.2%
700	Howard Hughes Corp.*	99,897
1,100	Jones Lang LaSalle, Inc.	130,350
700	Realogy Holdings Corp.	30,415
		260,662
Road & Rail — 0.3%
1,200	CSX Corp.	34,764
2,100	Norfolk Southern Corp.	204,057
800	Ryder System, Inc.	63,936
		302,757
Semiconductor & Semiconductor Equipment — 2.2%
2,800	Applied Materials, Inc.	57,176
1,400	Avago Technologies, Ltd.	90,174
4,500	Broadcom Corp. - Class A	141,660
1,900	First Solar, Inc.*	132,601
5,900	Intel Corp.	152,279
2,200	Lam Research Corp.*	121,000
13,100	LSI Corp.*	145,017
11,600	Marvell Technology Group, Ltd.	182,700
59,100	Micron Technology, Inc.*	1,398,306
4,400	NVIDIA Corp.	78,804
1,100	Skyworks Solutions, Inc.	41,272
2,000	Teradyne, Inc.	39,780
		2,580,769
Software — 1.2%
4,900	Activision Blizzard, Inc.	100,156
6,800	Adobe Systems, Inc.*	447,032
3,200	Autodesk, Inc.*	157,376
15,700	CA, Inc.	486,229
2,000	MICROS Systems, Inc.*	105,860
1,000	Synopsys, Inc.*	38,410
22,500	Zynga, Inc. - Class A*	96,750
		1,431,813
Specialty Retail — 0.7%
900	Aaron's, Inc.	27,216
8,500	Ascena Retail Group, Inc.*	146,880
16,500	Best Buy Co., Inc.	435,765
1,000	CST Brands, Inc.	31,240
600	DSW, Inc. - Class A	21,516
1,500	Foot Locker, Inc.	70,470
1,750	Murphy USA, Inc.	71,033
700	Signet Jewelers, Ltd.	74,102
		878,222
Technology Hardware, Storage & Peripherals — 2.5%
3,000	Apple, Inc.	1,610,220
14,900	Hewlett-Packard Co.	482,164
1,500	Lexmark International, Inc. - Class A	69,435
900	SanDisk Corp.	73,071
1,500	Stratasys, Ltd.*	159,135
6,500	Western Digital Corp.	596,830
		2,990,855
Textiles, Apparel & Luxury Goods — 0.1%
1,500	Deckers Outdoor Corp.*	119,595
Thrifts & Mortgage Finance — 0.4%
10,900	Hudson City Bancorp, Inc.	107,147
14,000	New York Community Bancorp, Inc.#	224,980
900	People's United Financial, Inc.	13,383
3,600	Washington Federal, Inc.	83,880
		429,390
Tobacco — 0.1%
3,100	Reynolds American, Inc.	165,602
Trading Companies & Distributors — 0.2%
1,900	Air Lease Corp.	70,851
500	GATX Corp.	33,940
3,600	MRC Global, Inc.*	97,056
400	WESCO International, Inc.*	33,288
		235,135
Water Utilities — 0.2%
4,600	American Water Works Co., Inc.	208,840
Wireless Telecommunication Services — 0.7%
28,534	Sprint Corp.	262,228
17,000	T-Mobile U.S., Inc.	561,510
		823,738
Total Common Stock (cost $ 94,529,779)		116,435,741
Money Market — 1.1%
1,257,406	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $ 1,257,406)	1,257,406
Investment Purchased with Cash Collateral From Securities Lending — 1.3%
1,629,550	Janus Cash Collateral Fund LLC, 0.0579%∞,£ (cost $1,629,550)	1,629,550
Total Investments (total cost $ 97,416,735) – 100%		$ 119,322,697

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$119,025,157	99.8%
Canada	297,540	0.2
Total	$119,322,697	100.0%

†† Includes Cash Equivalents of 2.4%.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

∞ Rate shown is the 7-day yield as of March 31, 2014.

# Loaned security; a portion or all of the security is on loan at March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
INTECH U.S. Value Fund
Janus Cash Collateral Fund LLC	-	4,584,150	(2,954,600)	1,629,550	$ -	$ 2,445(1)	$1,629,550
Janus Cash Liquidity Fund LLC	289,000	16,205,406	(15,237,000)	1,257,406	-	468	1,257,406
					$ -	$ 2,913	$2,886,956

(1)	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$116,435,741	$—	$—

Money Market	—	1,257,406	—

Investment Purchased with Cash Collateral From Securities Lending	—	1,629,550	—

Total Investments in Securities	$116,435,741	$2,886,956	$—

Janus Diversified Alternatives Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 60.5%
Airlines — 1.1%
2,100	United Continental Holdings, Inc.*	$ 93,723
Auto Components — 1.3%
5,000	NGK Spark Plug Co., Ltd.†	112,403
Beverages — 3.5%
1,300	Pernod Ricard SA†	151,319
3,300	SABMiller PLC†	164,747
		316,066
Biotechnology — 2.4%
700	Celgene Corp.*	97,720
1,600	Gilead Sciences, Inc.*	113,376
		211,096
Capital Markets — 4.5%
2,400	Deutsche Bank AG†	107,363
1,800	T Rowe Price Group, Inc.	148,230
7,100	UBS AG†	146,691
		402,284
Chemicals — 1.4%
1,400	LyondellBasell Industries NV - Class A	124,516
Commercial Banks — 2.8%
2,600	Citigroup, Inc.	123,760
2,100	JPMorgan Chase & Co.	127,491
		251,251
Communications Equipment — 1.5%
9,900	Telefonaktiebolaget LM Ericsson - Class B†	131,896
Electric Utilities — 1.4%
3,100	Brookfield Infrastructure Partners L.P.	122,295
Electrical Equipment — 1.3%
2,800	Sensata Technologies Holding NV*	119,392
Electronic Equipment, Instruments & Components — 1.4%
300	Keyence Corp.†	123,750
Energy Equipment & Services — 1.7%
2,000	National Oilwell Varco, Inc.	155,740
Food & Staples Retailing — 1.1%
1,900	Whole Foods Market, Inc.	96,349
Health Care Providers & Services — 2.8%
1,800	Express Scripts Holding Co.*	135,162
1,900	Omnicare, Inc.	113,373
		248,535
Household Products — 1.7%
2,300	Colgate-Palmolive Co.	149,201
Information Technology Services — 3.3%
3,700	Amdocs, Ltd. (U.S. Shares)	171,902
1,600	MasterCard, Inc. - Class A	119,520
		291,422
Insurance — 3.6%
36,600	AIA Group, Ltd.	173,650
7,000	Prudential PLC†	148,011
		321,661
Internet & Catalog Retail — 1.2%
93	priceline.com, Inc.*	110,846
Internet Software & Services — 1.7%
134	Google, Inc. - Class A*	149,344
Machinery — 1.6%
1,700	Dover Corp.	138,975
Marine — 2.2%
16	AP Moeller - Maersk A/S - Class B	191,932
Media — 1.9%
3,400	Comcast Corp. - Class A	170,068
Oil, Gas & Consumable Fuels — 4.8%
850	EOG Resources, Inc.	166,744
1,900	Koninklijke Vopak NV†	106,078
2,200	Noble Energy, Inc.	156,288
		429,110
Pharmaceuticals — 1.3%
2,300	Shire PLC†	112,907
Real Estate Management & Development — 1.3%
1,000	Jones Lang LaSalle, Inc.	118,500
Road & Rail — 2.2%
1,300	Canadian Pacific Railway, Ltd.†	194,829
Semiconductor & Semiconductor Equipment — 1.4%
33,000	Taiwan Semiconductor Manufacturing Co., Ltd.	128,424
Technology Hardware, Storage & Peripherals — 1.4%
230	Apple, Inc.	123,450
Tobacco — 2.7%
3,600	Imperial Tobacco Group PLC†	145,399
3,000	Japan Tobacco, Inc.†	94,186
		239,585
Total Common Stock (cost $4,892,392)		5,379,550
Money Market — 39.5%
3,519,007	Janus Cash Liquidity Fund LLC, 0.0757% ∞,£ (cost $3,519,007)	3,519,007
Total Investments (total cost $8,411,399) – 100%		$ 8,898,557

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$6,664,972	74.9%
United Kingdom	571,064	6.4
Japan	330,339	3.7
Canada	194,829	2.2
Denmark	191,932	2.2
Hong Kong	173,650	2.0
France	151,319	1.7
Switzerland	146,691	1.6
Sweden	131,896	1.5
Taiwan	128,424	1.4
Germany	107,363	1.2
Netherlands	106,078	1.2
Total	$8,898,557	100.0%

†† Includes Cash Equivalents of 39.5%.

Schedule of Forward Currency Contracts, Open

March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
HSBC Securities (USA), Inc.:
Australian Dollar 4/4/14	(685,000)	$ (635,036)	$ 3,282
British Pound 4/4/14	627,000	1,045,123	(6,104)
Canadian Dollar 4/4/14	(350,000)	(316,641)	2,274
Euro 4/4/14	2,222,000	3,060,802	6,101
Japanese Yen 4/4/14	146,900,000	1,423,467	13,187
New Zealand Dollar 4/4/14	(3,427,000)	(2,972,750)	23,868
Norwegian Krone 4/4/14	(12,950,000)	(2,163,674)	20,413
Swedish Krona 4/4/14	9,120,000	1,409,514	2,992
Swiss Franc 4/4/14	(819,000)	(926,696)	552
Total		$ (75,891)	$ 66,565

Schedule of Financial Futures – Long

March 31, 2014

Description	Unrealized Appreciation /(Depreciation)
Brent Crude Future expires August 2014 3 contracts principal amount $323,025 value $321,000	$(2,025)
Copper Future expires July 2014 4 contracts principal amount $318,858 value $302,200	(16,658)
Corn Future expires September 2014 13 contracts principal amount $326,330 value $326,300	(30)
Cotton Future expires July 2014 1 contract principal amount $46,795 value $46,775	(20)
Cotton Future expires July 2014 6 contracts principal amount $256,893 value $280,650	23,757
Euro-Bund Future expires June 2014 35 contracts principal amount $6,883,670 value $6,916,727	33,057
Soybean Future expires November 2014 1 contract principal amount $57,891 value $59,362	1,471
Soybean Future expires November 2014 3 contracts principal amount $165,750 value $178,088	12,338
Soybean Future expires November 2014 1 contract principal amount $55,963 value $59,363	3,400
WTI Crude Future expires August 2014 3 contracts principal amount $298,590 value $296,850	(1,740)
Total Financial Futures – Long	$53,550

Schedule of Financial Futures – Short

March 31, 2014

Description	Unrealized Appreciation /(Depreciation)
10-Year U.S. Treasury Note Future expires June 2014 35 contracts principal amount $4,324,141 value $4,322,500	$1,641
Brent Crude Future expires June 2014 3 contracts principal amount $324,915 value $322,950	1,965
Coffee 'C' Future expires July 2014 4 contracts principal amount $212,033 value $270,000	(57,967)
Coffee 'C' Future expires July 2014 1 contract principal amount $67,425 value $67,500	(75)
Corn Future expires July 2014 10 contracts principal amount $226,289 value $253,375	(27,086)
Corn Future expires July 2014 1 contract principal amount $24,413 value $25,338	(925)
Corn Future expires July 2014 2 contracts principal amount $46,000 value $50,675	(4,675)
Gold Future expires August 2014 3 contracts principal amount $385,223 value $385,230	(7)
Live Cattle Future expires October 2014 5 contracts principal amount $275,050 value $277,700	(2,650)
Live Cattle Future expires October 2014 1 contract principal amount $55,527 value $55,540	(13)
Silver Future expires July 2014 3 contracts principal amount $292,308 value $296,835	(4,527)
Silver Future expires July 2014 3 contracts principal amount $319,050 value $296,835	22,215
Sugar #11 (World) Future expires July 2014 2 contracts principal amount $39,118 value $40,611	(1,493)
Sugar #11 (World) Future expires July 2014 30 contracts principal amount $587,046 value $609,168	(22,122)
U.S. Dollar Index Future expires June 2014 2 contracts principal amount $159,510 value $160,508	(998)
U.S. Dollar Index Future expires June 2014 94 contracts principal amount $7,495,250 value $7,543,876	(48,626)
Wheat Future expires September 2014 7 contracts principal amount $209,367 value $248,063	(38,696)
Wheat Future expires September 2014 1 contract principal amount $30,988 value $35,438	(4,450)
Wheat Future expires September 2014 1 contract principal amount $35,418 value $35,438	(20)
Total Financial Futures - Short	$(188,509)

Total Return Swaps outstanding at March 31, 2014

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.	$ 7,300,000	3 month USD LIBOR plus 20 basis points	Barclays U.S. Credit RBI Series-1 Index	5/1/14	$ (12,981)
BNP Paribas	47,700,000	If negative, a long/short basket of commodity indexes minus 22 basis points	If positive, a long/short basket of commodity indexes minus 22 basis points	4/30/14	-
BNP Paribas	8,200,018	1 month USD LIBOR minus 10 basis points	Russell 2000® Total Return Index	5/5/14	3
BNP Paribas	(8,199,996)	Russell 1000® Total Return Index	1 month USD LIBOR plus 20 basis points	5/5/14	3
Goldman Sachs International	5,199,901	1 month USD LIBOR plus 20 basis points	MSCI Daily Total Return Net Emerging Markets Index	5/5/14	31
Goldman Sachs International	(5,200,438)	MSCI Daily Total Return Gross World USD Index	1 month USD LIBOR plus 32 basis points	5/5/14	(194)
Goldman Sachs International	(5,401,812)	S&P 500® Citigroup Pure Growth Index	1 month USD LIBOR plus 20 basis points	5/5/14	10
Goldman Sachs International	5,399,765	S&P 500® Citigroup Pure Value Index	1 month USD LIBOR plus 35 basis points	5/5/14	3
Total				$ (13,125)

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus Diversified Alternatives Fund	$ 77,009,579

∞ Rate shown is the 7-day yield as of March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Diversified Alternatives Fund
Janus Cash Liquidity Fund LLC	7,182,961	25,630,697	(29,294,651)	3,519,007	$ -	$ 1,344	$ 3,519,007

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$5,379,550	$—	$—

Money Market	—	3,519,007	—

Total Investments in Securities	$5,379,550	$3,519,007	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$72,669	$—
Outstanding Swap Contract at value	—	50	—
Variation Margin Receivable	20,751	—	—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$6,104	$—
Outstanding Swap Contracts at Value	—	13,175	—
Variation Margin Payable	58,775	—	—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 4.9%
$ 15,244,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 15,596,609
5,249,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	5,416,674
14,402,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A)	13,383,692
7,076,687	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	7,094,018
8,200,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2050%, 8/15/26 (144A),‡	8,211,045
2,651,976	COMM 2006-FL12 Mortgage Trust 0.4950%, 12/15/20 (144A),‡	2,618,946
4,613,352	COMM 2006-FL12 Mortgage Trust 0.5350%, 12/15/20 (144A),‡	4,509,760
4,629,655	COMM 2006-FL12 Mortgage Trust 0.7250%, 12/15/20 (144A),‡	4,433,103
3,530,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	3,759,390
6,153,000	COMM 2013-FL3 Mortgage Trust 2.8738%, 10/13/28 (144A),‡	6,216,284
22,534,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	24,757,340
3,154,248	Credit Suisse Mortgage Capital Certificates 0.5550%, 9/15/21 (144A),‡	3,119,204
4,200,000	Credit Suisse Mortgage Capital Certificates 0.4050%, 10/15/21 (144A),‡	4,140,402
5,800,000	Credit Suisse Mortgage Capital Certificates 0.4550%, 10/15/21 (144A),‡	5,688,698
19,536,784	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	16,765,139
14,049,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	12,415,045
12,256,000	GS Mortgage Securities Corp. II 2.7570%, 11/8/29 (144A),‡	12,426,689
16,264,000	GS Mortgage Securities Corp. II 3.7544%, 11/8/29 (144A),‡	16,514,384
6,423,000	GS Mortgage Securities Corp. Trust 2013-NYC5 3.6490%, 1/10/18 (144A),‡	6,403,403
10,045,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	10,218,437
6,427,770	JPMorgan Chase Commercial Mortgage Securities Corp. 3.9050%, 8/15/29 (144A),‡	6,501,606
9,973,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1450%, 4/15/30 (144A),‡	9,974,955
4,700,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8950%, 4/15/30 (144A),‡	4,700,917
11,005,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-WT 2.8044%, 2/16/25 (144A)	11,185,504
12,400,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-WT 4.8447%, 2/16/25 (144A)	12,598,958
3,806,000	JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6550%, 12/15/28 (144A),‡	3,811,797
4,342,774	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	4,614,558
6,243,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	6,311,211
6,185,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	6,384,540
24,734,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	26,772,898
7,621,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	8,355,558
4,678,000	WFCM 2014-TISH SCH1 2.9043%, 1/15/27	4,678,000
1,691,000	WFCM 2014-TISH WTS1 2.4043%, 2/15/17	1,691,000
1,902,000	WFCM 2014-TISH WTS2 3.6543%, 2/15/27	1,902,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $292,271,433)		293,171,764
Bank Loans and Mezzanine Loans — 1.3%
Basic Industry — 0.2%
13,555,018	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	13,652,749
Communications — 0.2%
15,059,000	Tribune Co. 4.0000%, 12/27/20‡	15,043,941
Consumer Cyclical — 0.4%
22,931,370	MGM Resorts International 3.5000%, 12/20/19‡	22,866,933
Consumer Non-Cyclical — 0.5%
3,337,000	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	3,362,661
14,445,000	IMS Health, Inc. 3.7500%, 3/17/21‡	14,411,488
11,386,269	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	11,377,730
		29,151,879
Total Bank Loans and Mezzanine Loans (cost $80,412,089)		80,715,502
Corporate Bonds — 49.0%
Asset-Backed Securities — 0.2%
12,749,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	12,187,037
Banking — 6.7%
28,507,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24	28,752,673
14,591,000	American Express Co. 6.8000%, 9/1/66‡	15,987,359
3,038,000	Bank of America Corp. 4.5000%, 4/1/15	3,151,858
17,131,000	Bank of America Corp. 1.5000%, 10/9/15	17,282,866
12,841,000	Bank of America Corp. 3.6250%, 3/17/16	13,469,079
20,314,000	Bank of America Corp. 3.7500%, 7/12/16	21,482,197
31,035,000	Bank of America Corp. 8.0000%, 7/30/99‡	35,147,137
8,435,000	Citigroup, Inc. 5.0000%, 9/15/14	8,598,344
20,074,000	Citigroup, Inc. 5.9000%, 12/29/49	19,659,974
2,666,000	Citigroup, Inc. 5.3500%, 11/15/99‡	2,472,715
8,636,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	9,533,824
19,150,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	19,277,233
3,341,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	3,775,330
11,932,000	Morgan Stanley 4.0000%, 7/24/15	12,416,678
39,375,000	Morgan Stanley 3.4500%, 11/2/15	40,877,432
6,701,000	Morgan Stanley 4.7500%, 3/22/17	7,312,996
35,216,000	Morgan Stanley 5.0000%, 11/24/25	36,234,447
4,138,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	4,225,763
26,777,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23	27,795,035
12,800,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23	13,106,598
15,582,000	Santander UK PLC 5.0000%, 11/7/23 (144A)	16,030,715
15,979,000	SVB Financial Group 5.3750%, 9/15/20	17,732,647
28,782,000	Zions Bancorp 5.8000%, 12/15/99‡	26,839,215
		401,162,115
Basic Industry — 2.7%
11,337,000	Ashland, Inc. 3.8750%, 4/15/18	11,705,452
11,609,000	Ashland, Inc. 4.7500%, 8/15/22	11,391,331
15,685,000	Ashland, Inc. 6.8750%, 5/15/43	15,802,637
13,860,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	15,246,000
27,217,000	LyondellBasell Industries NV 5.0000%, 4/15/19	30,305,014
9,594,000	Mosaic Co. 4.2500%, 11/15/23	9,841,871
8,207,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	9,037,959
3,051,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	3,340,845
7,513,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	8,301,865
34,322,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	38,183,225
8,055,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	8,064,126
		161,220,325
Brokerage — 3.4%
14,796,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	16,386,570
13,544,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	13,493,914
15,761,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	17,967,540
7,885,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	8,289,106
2,497,000	Lazard Group LLC 6.8500%, 6/15/17	2,838,927
20,116,000	Lazard Group LLC 4.2500%, 11/14/20	20,841,021
28,751,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	30,188,550
20,086,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	21,391,590
43,960,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	47,741,835
16,230,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	16,627,554
6,107,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	7,002,579
		202,769,186
Capital Goods — 1.7%
12,178,000	CNH Capital LLC 3.6250%, 4/15/18	12,391,115
12,686,000	Exelis, Inc. 4.2500%, 10/1/16	13,380,305
5,483,000	Exelis, Inc. 5.5500%, 10/1/21	5,654,217
17,886,000	FLIR Systems, Inc. 3.7500%, 9/1/16	18,649,035
12,373,000	Hanson, Ltd. 6.1250%, 8/15/16	13,594,834
18,694,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	19,086,836
4,244,000	Interface, Inc. 7.6250%, 12/1/18	4,519,860
2,392,000	Timken Co. 6.0000%, 9/15/14	2,444,997
10,880,000	TransDigm, Inc. 7.7500%, 12/15/18	11,668,800
3,459,000	Vulcan Materials Co. 7.0000%, 6/15/18	3,988,227
		105,378,226
Communications — 1.5%
11,428,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	11,573,993
17,356,000	UBM PLC 5.7500%, 11/3/20 (144A)	18,598,430
13,679,000	Verizon Communications, Inc. 3.6500%, 9/14/18	14,561,733
27,242,000	Verizon Communications, Inc. 5.1500%, 9/15/23†	29,811,438
12,580,000	Verizon Communications, Inc. 6.4000%, 9/15/33	14,935,567
		89,481,161
Consumer Cyclical — 5.3%
32,403,000	Brinker International, Inc. 3.8750%, 5/15/23	30,176,752
4,751,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	5,036,060
6,991,000	DR Horton, Inc. 4.7500%, 5/15/17	7,410,460
12,290,000	DR Horton, Inc. 3.7500%, 3/1/19	12,320,725
47,597,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	54,766,774
16,097,000	General Motors Co. 3.5000%, 10/2/18 (144A)	16,398,819
54,857,000	General Motors Co. 4.8750%, 10/2/23 (144A)	56,228,425
21,785,000	General Motors Co. 6.2500%, 10/2/43 (144A)	23,582,262
8,283,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	8,355,476
8,411,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	8,305,862
4,977,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	5,047,514
4,943,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	5,498,564
13,959,000	MDC Holdings, Inc. 5.5000%, 1/15/24	14,260,291
6,676,000	MGM Resorts International 6.6250%, 7/15/15	7,076,560
8,731,000	MGM Resorts International 7.5000%, 6/1/16	9,724,151
6,883,000	MGM Resorts International 8.6250%, 2/1/19	8,242,393
11,162,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	13,280,380
6,026,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	6,176,650
4,895,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	5,237,650
3,349,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	3,223,413
6,639,000	Viacom, Inc. 3.8750%, 4/1/24	6,622,695
10,388,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	9,998,450
		316,970,326
Consumer Non-Cyclical — 6.0%
15,375,000	AbbVie, Inc. 1.7500%, 11/6/17	15,423,585
15,345,000	Actavis, Inc. 1.8750%, 10/1/17	15,276,009
39,492,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	41,565,330
46,380,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	49,046,850
23,817,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	25,305,563
8,816,000	HCA, Inc. 3.7500%, 3/15/19	8,849,060
23,789,000	Life Technologies Corp. 6.0000%, 3/1/20	27,375,287
4,260,000	Life Technologies Corp. 5.0000%, 1/15/21	4,736,562
3,828,000	Perrigo Co. PLC 2.3000%, 11/8/18 (144A)	3,786,443
11,483,000	Perrigo Co. PLC 4.0000%, 11/15/23 (144A)	11,478,556
19,371,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A)	19,345,682
13,938,000	Safeway, Inc. 4.7500%, 12/1/21	14,247,577
4,873,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	5,061,829
4,119,000	Thermo Fisher Scientific, Inc. 2.4000%, 2/1/19	4,101,774
3,228,000	Thermo Fisher Scientific, Inc. 3.6000%, 8/15/21	3,287,731
3,676,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	3,543,002
8,771,000	Thermo Fisher Scientific, Inc. 4.1500%, 2/1/24	9,023,886
2,478,000	Thermo Fisher Scientific, Inc. 5.3000%, 2/1/44	2,670,451
35,605,000	Tyson Foods, Inc. 6.6000%, 4/1/16	39,323,230
28,877,000	WM Wrigley Jr Co. 2.4000%, 10/21/18 (144A)	28,960,512
30,737,000	WM Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	31,031,338
		363,440,257
Electric — 0.6%
14,252,000	CMS Energy Corp. 4.2500%, 9/30/15	14,925,221
10,680,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	11,218,048
7,166,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	7,849,099
		33,992,368
Energy — 3.8%
56,779,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	59,759,897
18,182,000	Cimarex Energy Co. 5.8750%, 5/1/22	19,727,470
2,678,000	Continental Resources, Inc. 7.1250%, 4/1/21	3,029,488
37,650,000	Continental Resources, Inc. 5.0000%, 9/15/22	39,532,500
13,740,000	Devon Energy Corp. 2.2500%, 12/15/18	13,665,955
8,068,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	9,154,356
7,422,000	Nabors Industries, Inc. 6.1500%, 2/15/18	8,396,271
25,739,000	Nabors Industries, Inc. 5.0000%, 9/15/20	27,473,191
1,990,000	Nabors Industries, Inc. 4.6250%, 9/15/21	2,055,881
2,273,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	2,411,653
12,496,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	13,589,400
6,325,000	Whiting Petroleum Corp. 6.5000%, 10/1/18	6,657,063
21,513,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	22,749,997
		228,203,122
Finance Companies — 2.8%
43,146,000	CIT Group, Inc. 4.2500%, 8/15/17	45,195,435
6,547,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	7,324,456
26,743,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	28,815,583
8,650,000	CIT Group, Inc. 3.8750%, 2/19/19	8,744,648
15,046,000	CIT Group, Inc. 5.0000%, 8/1/23	15,384,535
8,091,000	GE Capital Trust I 6.3750%, 11/15/67‡	8,900,100
1,527,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,679,700
29,405,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	31,463,350
17,500,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	19,950,000
		167,457,807
Financial — 1.1%
24,510,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	23,951,393
42,157,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A)	41,859,793
		65,811,186
Industrial — 0.8%
6,244,000	CBRE Services, Inc. 6.6250%, 10/15/20	6,665,470
6,192,000	Cintas Corp. No. 2 2.8500%, 6/1/16	6,395,803
6,605,000	Cintas Corp. No. 2 4.3000%, 6/1/21	7,055,818
12,735,000	URS Corp. 3.8500%, 4/1/17	13,179,999
12,233,000	URS Corp. 5.0000%, 4/1/22	12,094,718
		45,391,808
Insurance — 1.8%
6,018,000	American International Group, Inc. 5.6000%, 10/18/16	6,662,859
9,991,000	American International Group, Inc. 6.2500%, 3/15/37	10,490,550
32,396,000	American International Group, Inc. 8.1750%, 5/15/58‡	42,560,245
13,827,000	ING U.S., Inc. 5.6500%, 5/15/53‡	13,744,038
34,651,000	Primerica, Inc. 4.7500%, 7/15/22	36,655,525
		110,113,217
Natural Gas — 2.6%
11,503,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	11,863,354
25,857,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	27,588,488
940,000	El Paso LLC 6.5000%, 9/15/20	1,031,453
2,045,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,340,689
8,773,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	9,289,668
9,129,000	Energy Transfer Partners L.P. 4.1500%, 10/1/20	9,420,799
6,783,000	EnLink Midstream Partners L.P. 4.4000%, 4/1/24	6,915,425
18,890,000	EnLink Midstream Partners L.P. 5.6000%, 4/1/44	19,945,554
1,931,000	Southern Star Central Gas Pipeline, Inc. 6.0000%, 6/1/16 (144A)	2,092,938
3,550,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	3,618,866
18,612,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	19,611,632
40,999,000	Western Gas Partners L.P. 5.3750%, 6/1/21	44,951,468
		158,670,334
Owned No Guarantee — 0.2%
10,839,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	11,538,452
Real Estate Investment Trusts (REITs) — 2.6%
25,554,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	26,405,127
20,656,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	20,176,533
9,949,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	11,256,428
26,284,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	29,709,199
11,524,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	12,616,821
4,018,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,358,706
3,508,000	Retail Opportunity Investments Partnership L.P. 5.0000%, 12/15/23	3,637,775
5,107,000	Senior Housing Properties Trust 6.7500%, 4/15/20	5,773,121
5,971,000	Senior Housing Properties Trust 6.7500%, 12/15/21	6,740,238
11,007,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	11,923,234
19,612,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	23,321,120
		155,918,302
Technology — 3.9%
16,652,000	Amphenol Corp. 4.7500%, 11/15/14	17,068,234
14,665,000	Autodesk, Inc. 3.6000%, 12/15/22	14,003,447
11,590,000	Fiserv, Inc. 3.1250%, 10/1/15	11,940,412
46,072,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	46,159,076
56,131,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	54,415,356
10,536,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	11,297,247
42,437,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	47,091,575
20,044,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	20,172,422
6,430,000	Xilinx, Inc. 2.1250%, 3/15/19	6,353,367
8,199,000	Xilinx, Inc. 3.0000%, 3/15/21	8,130,555
		236,631,691
Transportation — 1.3%
2,407,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,467,996
2,381,067	CSX Transportation, Inc. 8.3750%, 10/15/14	2,476,317
17,344,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	17,874,397
3,101,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	3,178,454
22,112,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	23,020,184
1,801,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,907,779
11,465,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	11,569,664
3,961,000	Southwest Airlines Co. 5.2500%, 10/1/14	4,048,201
10,883,000	Southwest Airlines Co. 5.1250%, 3/1/17	11,934,265
		78,477,257
Total Corporate Bonds (cost $2,849,157,769)		2,944,814,177
Mortgage-Backed Securities — 18.4%
	Fannie Mae:
3,276,726	5.5000%, 1/1/25	3,564,762
7,664,159	5.5000%, 7/1/25	8,335,471
10,906,817	5.0000%, 9/1/29	11,928,682
4,508,370	5.0000%, 1/1/30	4,932,497
1,989,648	5.5000%, 1/1/33	2,214,111
11,417,330	6.0000%, 10/1/35	12,832,912
10,017,415	6.0000%, 12/1/35	11,264,958
3,537,499	6.0000%, 2/1/37	3,993,855
13,377,040	6.0000%, 9/1/37	14,487,883
11,605,216	6.0000%, 10/1/38	13,354,577
4,104,891	7.0000%, 2/1/39	4,357,138
2,580,043	4.5000%, 10/1/40	2,762,965
3,148,221	4.0000%, 12/1/40	3,279,221
29,975,132	5.0000%, 2/1/41	32,797,291
5,297,501	4.5000%, 4/1/41	5,683,678
8,811,519	4.5000%, 4/1/41	9,419,532
5,175,817	5.0000%, 4/1/41	5,658,780
9,048,351	4.5000%, 5/1/41	9,709,819
5,039,655	5.0000%, 5/1/41	5,538,777
4,941,307	5.5000%, 6/1/41	5,472,477
12,989,869	5.0000%, 7/1/41	14,226,432
12,128,537	4.5000%, 8/1/41	12,970,537
8,699,735	4.5000%, 10/1/41	9,284,483
6,007,697	5.0000%, 10/1/41	6,574,921
9,275,739	4.0000%, 9/1/42	9,573,617
66,189,001	4.5000%, 9/1/42	70,590,835
16,700,930	4.5000%, 11/1/42	17,862,356
43,083,230	4.5000%, 2/1/43	45,939,905
60,932,558	4.5000%, 2/1/43	65,374,275
26,521,200	4.0000%, 5/1/43	27,371,545
11,377,758	4.0000%, 7/1/43	11,740,604
13,750,923	3.5000%, 1/1/44	13,843,947
29,473,383	3.5000%, 1/1/44	29,724,097
14,715,963	4.0000%, 2/1/44	15,192,693
	Freddie Mac:
2,571,529	5.0000%, 1/1/19	2,727,023
1,952,598	5.0000%, 2/1/19	2,071,303
2,667,594	5.5000%, 8/1/19	2,863,406
4,609,558	5.0000%, 6/1/20	4,901,337
9,275,346	5.5000%, 12/1/28	10,363,023
7,558,813	5.5000%, 10/1/36	8,417,756
37,885,008	6.0000%, 4/1/40	42,855,075
6,622,627	4.5000%, 1/1/41	7,084,899
14,320,161	5.0000%, 5/1/41	15,730,693
11,235,235	5.5000%, 5/1/41	12,631,609
1,917,778	4.5000%, 9/1/41	2,049,084
	Ginnie Mae:
5,912,852	4.0000%, 8/15/24	6,267,849
10,436,854	5.1000%, 1/15/32	11,753,774
11,968,373	4.9000%, 10/15/34	13,175,773
5,129,227	6.0000%, 11/20/34	5,767,669
22,783,885	5.5000%, 3/20/35	25,439,599
3,551,024	5.5000%, 9/15/35	4,039,579
5,596,092	5.5000%, 3/15/36	6,250,274
6,602,843	5.5000%, 3/20/36	7,322,847
3,625,706	6.0000%, 1/20/39	4,108,405
1,667,005	7.0000%, 5/20/39	1,905,899
39,148,684	5.5000%, 6/15/39	44,638,573
9,553,263	5.5000%, 8/15/39	11,260,744
14,556,442	5.5000%, 8/15/39	16,681,187
9,619,041	5.0000%, 9/15/39	10,746,854
19,833,037	5.0000%, 9/15/39	22,155,384
5,626,208	5.0000%, 10/15/39	6,288,086
9,933,320	5.0000%, 11/15/39	11,053,260
2,918,955	5.0000%, 1/15/40	3,259,101
2,188,282	5.0000%, 4/15/40	2,442,997
3,221,399	5.0000%, 5/15/40	3,538,212
19,214,618	5.0000%, 5/15/40	21,210,808
3,302,772	5.0000%, 7/15/40	3,686,221
9,533,903	5.0000%, 7/15/40	10,645,553
12,552,740	4.5000%, 9/15/40	13,709,207
9,578,246	5.0000%, 2/15/41	10,651,334
4,456,496	5.0000%, 4/15/41	5,158,028
12,517,692	4.5000%, 5/15/41	13,666,018
3,791,807	5.0000%, 5/15/41	4,252,007
2,775,063	5.0000%, 6/20/41	3,039,155
11,480,144	5.0000%, 6/20/41	12,841,238
2,573,657	4.5000%, 7/15/41	2,802,563
10,416,724	4.5000%, 7/15/41	11,271,306
24,398,079	4.5000%, 8/15/41	26,872,642
3,517,774	5.0000%, 9/15/41	3,890,122
2,920,656	5.5000%, 9/20/41	3,227,935
1,370,385	6.0000%, 10/20/41	1,553,326
4,524,274	6.0000%, 12/20/41	5,117,338
8,954,931	5.5000%, 1/20/42	9,916,461
4,213,472	6.0000%, 1/20/42	4,774,162
4,574,737	6.0000%, 2/20/42	5,188,448
3,646,445	6.0000%, 3/20/42	4,138,279
14,697,197	6.0000%, 4/20/42	16,660,103
5,154,438	3.5000%, 5/20/42	5,281,446
9,454,823	6.0000%, 5/20/42	10,720,229
16,789,410	5.5000%, 7/20/42	18,604,527
3,829,438	6.0000%, 7/20/42	4,335,120
3,783,748	6.0000%, 8/20/42	4,285,490
4,472,020	6.0000%, 9/20/42	5,065,437
4,110,894	6.0000%, 11/20/42	4,645,848
4,977,908	6.0000%, 2/20/43	5,643,961
Total Mortgage-Backed Securities (cost $1,106,900,572)		1,104,505,219
Preferred Stock — 1.9%
Capital Markets — 0.8%
78,700	Charles Schwab Corp. 6.0000%	1,955,695
595,575	Morgan Stanley 6.8750%	15,437,304
861,175	Morgan Stanley 7.1250%	22,846,973
371,225	State Street Corp. 5.9000%	9,611,015
		49,850,987
Commercial Banks — 0.6%
1,298,375	Wells Fargo & Co. 6.6250%	35,263,865
Construction & Engineering — 0.1%
236,750	Citigroup Capital XIII 7.8750%	6,567,445
Consumer Finance — 0.4%
955,570	Discover Financial Services 6.5000%	23,440,132
Total Preferred Stock (cost $110,492,705)		115,122,429
U.S. Treasury Notes/Bonds — 23.4%
$ 59,938,000	0.3750%, 3/15/15	60,069,144
18,826,000	0.2500%, 12/31/15	18,800,999
262,757,000	0.3750%, 1/31/16	262,838,980
401,992,000	0.2500%, 2/29/16	400,924,309
54,215,500	0.8750%, 1/31/17	54,283,269
17,908,000	0.8750%, 2/28/17	17,909,397
28,415,000	0.7500%, 6/30/17	28,148,609
9,545,000	0.7500%, 10/31/17	9,390,638
11,750,000	0.7500%, 12/31/17	11,521,427
19,120,000	0.8750%, 1/31/18	18,809,300
14,010,000	0.7500%, 3/31/18	13,663,028
17,343,100	2.3750%, 5/31/18	18,005,659
64,655,000	1.3750%, 7/31/18	64,271,079
103,511,000	1.5000%, 8/31/18	103,316,917
129,828,000	2.7500%, 11/15/23	130,416,251
29,904,000	2.7500%, 2/15/24	29,969,430
41,522,000	3.7500%, 11/15/43	42,988,225
120,186,000	3.6250%, 2/15/44	121,575,591
Total U.S. Treasury Notes/Bonds (cost $1,403,589,412)		1,406,902,252
Money Market — 1.1%
64,670,925	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $64,670,925)	64,670,925
Total Investments (total cost $5,907,494,905) – 100%		$ 6,009,902,268

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$5,611,805,866	93.4%
United Kingdom	141,449,730	2.3
Australia	72,332,372	1.2
South Korea	57,697,528	1.0
Taiwan	54,415,356	0.9
Netherlands	41,859,793	0.7
Germany	30,341,623	0.5
Total	$6,009,902,268	100.0%

†† Includes Cash Equivalents of 1.1%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Flexible Bond Fund	$ 991,268,564	16.5%

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus Flexible Bond Fund	$ 2,188,638

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Flexible Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/2013	$ 16,583,372	$ 16,765,139	0.3%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Flexible Bond Fund
Janus Cash Liquidity Fund LLC	40,073,406	3,005,615,086	(2,981,017,567)	64,670,925	$ -	$ 41,561	$ 64,670,925

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$293,171,764	$—

Bank Loans and Mezzanine Loans	—	80,715,502	—

Corporate Bonds	—	2,944,814,177	—

Mortgage-Backed Securities	—	1,104,505,219	—

Preferred Stock	—	115,122,429	—

U.S. Treasury Notes/Bonds	—	1,406,902,252	—

Money Market	—	64,670,925	—

Total Investments in Securities	$—	$6,009,902,268	$—

Janus Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Mutual Funds(1),£ — 100.0%
Alternative Funds — 6.2%
1,340,934	Janus Diversified Alternatives Fund* - Class N Shares	$ 13,033,881
498,561	Janus Global Real Estate Fund - Class I Shares	5,329,619
		18,363,500
Equity Funds — 41.3%
1,395,578	INTECH International Fund - Class I Shares	13,174,257
540,387	INTECH U.S. Growth Fund - Class I Shares	10,861,770
1,311,838	INTECH U.S. Value Fund - Class I Shares	16,634,111
53,049	Janus Forty Fund - Class N Shares	2,142,133
116,475	Janus Fund - Class N Shares	4,766,136
199,075	Janus Global Research Fund - Class I Shares	12,175,450
504,426	Janus Global Select Fund - Class I Shares	6,486,924
1,922,323	Janus International Equity Fund - Class N Shares	26,162,808
166,077	Janus Overseas Fund - Class N Shares	6,055,162
283,878	Janus Triton Fund - Class N Shares	6,645,584
791,084	Perkins Large Cap Value Fund - Class N Shares	12,807,654
122,568	Perkins Small Cap Value Fund - Class N Shares	3,221,083
		121,133,072
Fixed Income Funds — 52.5%
2,215,817	Janus Flexible Bond Fund - Class N Shares	23,243,916
10,915,532	Janus Global Bond Fund - Class N Shares	112,429,984
5,972,967	Janus Short-Term Bond Fund - Class N Shares	18,337,007
		154,010,907
Total Investments (total cost $260,948,373) – 100%		$ 293,507,479
(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Except for the value at period end, all other information in the table is for the period ended March 31, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Global Allocation Fund - Conservative
INTECH International Fund - Class I Shares	1,412,859	93,891	(111,172)	1,395,578	$ 55,328	$ 337,529	$ 13,174,257
INTECH U.S. Growth Fund - Class I Shares	689,205	27,334	(176,152)	540,387	760,474	82,736	10,861,770
INTECH U.S. Value Fund - Class I Shares	1,151,475	255,976	(95,613)	1,311,838	106,587	718,193	16,634,111
Janus Diversified Alternatives Fund - Class N Shares	1,401,950	64,148	(125,164)	1,340,934	(19,531)	-	13,033,881
Janus Flexible Bond Fund - Class N Shares	2,647,761	188,031	(619,975)	2,215,817	(131,939)	624,245	23,243,916
Janus Forty Fund - Class N Shares	-	55,936	(2,887)	53,049	(14,442)	18,752	2,142,133
Janus Fund - Class N Shares	159,562	5,552	(48,639)	116,475	443,905	16,239	4,766,136
Janus Global Bond Fund - Class I Shares	10,977,478	333,156	(11,310,634)	-	(204,272)	996,466	-
Janus Global Bond Fund - Class N Shares	-	11,395,331	(479,799)	10,915,532	(104,932)	1,693,959	112,429,984
Janus Global Real Estate Fund - Class I Shares	260,515	273,545	(35,499)	498,561	(10,097)	95,992	5,329,619
Janus Global Research Fund - Class I Shares	216,272	10,094	(27,291)	199,075	182,668	81,790	12,175,450
Janus Global Select Fund - Class I Shares	521,290	24,337	(41,201)	504,426	20,068	41,268	6,486,924
Janus International Equity Fund - Class N Shares	2,027,122	102,320	(207,119)	1,922,323	331,266	273,190	26,162,808
Janus Overseas Fund - Class N Shares	165,860	14,052	(13,835)	166,077	(93,764)	248,660	6,055,162
Janus Short-Term Bond Fund - Class N Shares	5,036,291	1,479,506	(542,830)	5,972,967	(6,131)	214,446	18,337,007
Janus Triton Fund - Class N Shares	283,800	21,860	(21,782)	283,878	68,688	11,367	6,645,584
Perkins Large Cap Value Fund - Class N Shares	740,640	111,606	(61,162)	791,084	64,608	259,832	12,807,654
Perkins Small Cap Value Fund - Class N Shares	119,971	12,346	(9,749)	122,568	5,398	40,515	3,221,083
					$ 1,453,882	$ 5,755,179	$ 293,507,479

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$18,363,500	$—
Equity Funds	—	121,133,072	—
Fixed Income Funds	—	154,010,907	—

Total Investments in Securities	$—	$293,507,479	$—

Janus Global Allocation Fund - Growth

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Mutual Funds(1),£ — 100.0%
Alternative Funds — 9.3%
1,446,144	Janus Diversified Alternatives Fund* - Class N Shares	$ 14,056,524
1,086,273	Janus Global Real Estate Fund - Class I Shares	11,612,254
		25,668,778
Equity Funds — 76.3%
2,922,353	INTECH International Fund - Class I Shares	27,587,014
654,229	INTECH U.S. Growth Fund - Class I Shares	13,150,011
1,976,187	INTECH U.S. Value Fund - Class I Shares	25,058,047
153,938	Janus Asia Equity Fund - Class I Shares	1,437,778
284,317	Janus Contrarian Fund - Class I Shares	6,257,812
1,165,237	Janus Emerging Markets Fund - Class I Shares	9,741,377
69,967	Janus Enterprise Fund - Class N Shares	5,879,361
159,072	Janus Forty Fund - Class N Shares	6,423,342
185,483	Janus Global Research Fund - Class I Shares	11,344,111
670,767	Janus Global Select Fund - Class I Shares	8,626,070
3,286,153	Janus International Equity Fund - Class N Shares	44,724,539
402,372	Janus Overseas Fund - Class N Shares	14,670,498
251,291	Janus Triton Fund - Class N Shares	5,882,714
51,451	Janus Twenty Fund - Class D Shares	3,218,270
876,943	Perkins Large Cap Value Fund - Class N Shares	14,197,712
233,415	Perkins Mid Cap Value Fund - Class N Shares	5,571,627
218,367	Perkins Small Cap Value Fund - Class N Shares	5,738,677
		209,508,960
Fixed Income Fund — 14.4%
3,832,253	Janus Global Bond Fund - Class N Shares	39,472,201
Total Investments (total cost $221,630,742) – 100%		$ 274,649,939

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Except for the value at period end, all other information in the table is for the period ended March 31, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Global Allocation Fund - Growth
INTECH International Fund - Class I Shares	3,208,076	222,066	(507,789)	2,922,353	$ 534,353	$ 773,643	$ 27,587,014
INTECH U.S. Growth Fund - Class I Shares	743,910	32,547	(122,228)	654,229	653,815	101,602	13,150,011
INTECH U.S. Value Fund - Class I Shares	1,690,343	384,907	(99,063)	1,976,187	119,853	1,063,823	25,058,047
Janus Asia Equity Fund - Class I Shares	-	155,918	(1,980)	153,938	(7)	-	1,437,778
Janus Contrarian Fund - Class I Shares	287,149	12,721	(15,553)	284,317	99,018	18,373	6,257,812
Janus Diversified Alternatives Fund - Class N Shares	1,451,536	86,624	(92,016)	1,446,144	(15,372)	-	14,056,524
Janus Emerging Markets Fund - Class I Shares	854,381	368,962	(58,106)	1,165,237	(40,843)	213,684	9,741,377
Janus Enterprise Fund - Class N Shares	67,020	6,683	(3,736)	69,967	22,107	15,324	5,879,361
Janus Forty Fund - Class N Shares	-	163,878	(4,806)	159,072	(24,251)	50,650	6,423,342
Janus Fund - Class N Shares	142,765	2,186	(144,951)	-	2,233,587	-	-
Janus Global Bond Fund - Class I Shares	3,791,953	95,171	(3,887,124)	-	(52,731)	348,095	-
Janus Global Bond Fund - Class N Shares	-	3,929,245	(96,992)	3,832,253	(16,820)	594,980	39,472,201
Janus Global Real Estate Fund - Class I Shares	670,914	468,231	(52,872)	1,086,273	20,948	214,483	11,612,254
Janus Global Research Fund - Class I Shares	186,722	9,286	(10,525)	185,483	39,033	71,250	11,344,111
Janus Global Select Fund - Class I Shares	675,203	33,546	(37,982)	670,767	60,815	53,931	8,626,070
Janus International Equity Fund - Class N Shares	3,295,546	176,898	(186,291)	3,286,153	134,623	448,195	44,724,539
Janus Overseas Fund - Class N Shares	429,709	37,599	(64,936)	402,372	(212,975)	650,294	14,670,498
Janus Triton Fund - Class N Shares	245,020	19,657	(13,386)	251,291	39,918	9,898	5,882,714
Janus Twenty Fund - Class D Shares	74,629	18,819	(41,997)	51,451	822,547	31,225	3,218,270
Perkins Large Cap Value Fund - Class N Shares	799,434	124,164	(46,655)	876,943	95,970	283,017	14,197,712
Perkins Mid Cap Value Fund - Class N Shares	205,204	39,051	(10,840)	233,415	39,553	163,997	5,571,627
Perkins Small Cap Value Fund - Class N Shares	208,161	22,159	(11,953)	218,367	29,436	70,951	5,738,677
					$ 4,582,577	$ 5,177,415	$ 274,649,939

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$25,668,778	$—
Equity Funds	—	209,508,960	—
Fixed Income Fund	—	39,472,201	—

Total Investments in Securities	$—	$274,649,939	$—

Janus Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Mutual Funds(1),£ — 100.0%
Alternative Funds — 10.4%
2,534,176	Janus Diversified Alternatives Fund* - Class N Shares	$ 24,632,188
787,104	Janus Global Real Estate Fund - Class I Shares	8,414,145
		33,046,333
Equity Funds — 59.3%
2,607,874	INTECH International Fund - Class I Shares	24,618,332
671,516	INTECH U.S. Growth Fund - Class I Shares	13,497,461
2,076,369	INTECH U.S. Value Fund - Class I Shares	26,328,364
87,889	Janus Asia Equity Fund - Class I Shares	820,885
169,724	Janus Contrarian Fund - Class I Shares	3,735,630
780,896	Janus Emerging Markets Fund - Class I Shares	6,528,290
101,416	Janus Forty Fund - Class N Shares	4,095,171
125,678	Janus Fund - Class N Shares	5,142,746
165,040	Janus Global Research Fund - Class I Shares	10,093,840
571,730	Janus Global Select Fund - Class I Shares	7,352,451
2,924,573	Janus International Equity Fund - Class N Shares	39,803,434
345,135	Janus Overseas Fund - Class N Shares	12,583,634
306,286	Janus Triton Fund - Class N Shares	7,170,154
68,324	Janus Twenty Fund - Class D Shares	4,273,681
1,038,793	Perkins Large Cap Value Fund - Class N Shares	16,818,051
259,133	Perkins Small Cap Value Fund - Class N Shares	6,810,023
		189,672,147
Fixed Income Funds — 30.3%
8,254,971	Janus Global Bond Fund - Class N Shares	85,026,203
3,893,166	Janus Short-Term Bond Fund - Class N Shares	11,952,019
		96,978,222
Total Investments (total cost $269,618,410) – 100%		$ 319,696,702

(1)	The Fund invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.
£	The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Except for the value at period end, all other information in the table is for the period ended March 31, 2014.

	Share			Share
	Balance			Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Global Allocation Fund - Moderate
INTECH International Fund - Class I Shares	2,753,960	154,663	(300,749)	2,607,874	$ 268,499	$ 656,179	$ 24,618,332
INTECH U.S. Growth Fund - Class I Shares	719,484	24,105	(72,073)	671,516	310,279	100,854	13,497,461
INTECH U.S. Value Fund - Class I Shares	1,801,208	381,706	(106,545)	2,076,369	222,117	1,120,329	26,328,364
Janus Asia Equity Fund - Class I Shares	-	88,472	(583)	87,889	(1)	-	820,885
Janus Contrarian Fund - Class I Shares	173,834	5,486	(9,596)	169,724	9,716	10,991	3,735,630
Janus Diversified Alternatives Fund - Class N Shares	2,610,723	92,040	(168,587)	2,534,176	(25,401)	-	24,632,188
Janus Emerging Market Fund- Class I Shares	683,318	143,848	(46,270)	780,896	(20,781)	160,835	6,528,290
Janus Forty Fund - Class N Shares	1,083	104,194	(3,861)	101,416	5,599	36,889	4,095,171
Janus Fund - Class N Shares	171,014	4,074	(49,410)	125,678	676,383	17,342	5,142,746
Janus Global Bond Fund - Class I Shares	8,611,851	129,681	(8,741,532)	-	(195,568)	780,577	-
Janus Global Bond Fund - Class N Shares	-	8,482,243	(227,272)	8,254,971	(49,118)	1,280,437	85,026,203
Janus Global Real Estate Fund - Class I Shares	537,689	292,741	(43,326)	787,104	44	151,570	8,414,145
Janus Global Research Fund - Class I Shares	167,791	6,963	(9,714)	165,040	39,245	63,529	10,093,840
Janus Global Select Fund - Class I Shares	582,667	20,183	(31,120)	571,730	66,353	46,061	7,352,451
Janus High-Yield Fund - Class N Shares	9,013	140	(9,153)	-	17,497	1,631	-
Janus International Equity Fund - Class N Shares	2,992,150	121,162	(188,739)	2,924,573	115,665	401,945	39,803,434
Janus Overseas Fund - Class N Shares	359,131	25,953	(39,949)	345,135	(94,931)	537,046	12,583,634
Janus Research Fund - Class N Shares	1,162	-	(1,162)	-	22,685	-	-
Janus Short-Term Bond Fund - Class N Shares	2,892,821	1,235,648	(235,303)	3,893,166	(2,335)	134,234	11,952,019
Janus Triton Fund - Class N Shares	302,610	20,122	(16,446)	306,286	58,731	12,087	7,170,154
Janus Twenty Fund - Class D Shares	89,382	21,259	(42,317)	68,324	641,681	36,915	4,273,681
Perkins Global Value Fund - Class N Shares	39,572	-	(39,572)	-	87,153	-	-
Perkins Large Cap Value Fund - Class N Shares	960,548	132,628	(54,383)	1,038,793	107,350	336,074	16,818,051
Perkins Mid Cap Value Fund - Class N Shares	2,638	-	(2,638)	-	30,573	-	-
Perkins Small Cap Value Fund - Class N Shares	250,571	23,204	(14,642)	259,133	41,376	84,393	6,810,023
					$ 2,332,811	$ 5,969,918	$ 319,696,702

The following is a summary of inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 Quoted - Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Mutual Funds
Alternative Funds	$—	$33,046,333	$—
Equity Funds	—	189,672,147	—
Fixed Income Funds	—	96,978,222	—

Total Investments in Securities	$—	$319,696,702	$—

Janus Global Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount			Value
Asset-Backed/Commercial Mortgage-Backed Securities — 10.2%
	$ 665,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 680,382
	221,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	228,060
	615,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A)	571,516
	350,000	Boca Hotel Portfolio Trust 2013-BOCA 3.2050%, 8/15/26 (144A),‡	350,471
	113,311	COMM 2006-FL12 Mortgage Trust 0.4950%, 12/15/20 (144A),‡	111,900
	197,530	COMM 2006-FL12 Mortgage Trust 0.5350%, 12/15/20 (144A),‡	193,094
	197,532	COMM 2006-FL12 Mortgage Trust 0.7250%, 12/15/20 (144A),‡	189,146
	158,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	168,267
	245,000	COMM 2013-FL3 Mortgage Trust 2.8738%, 10/13/28 (144A),‡	247,520
	877,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	963,530
EUR	1,277,240	Florentia, Ltd. 8.2040%, 10/6/24†,‡	1,937,054
	834,385	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A),§	716,013
	205,000	Gracechurch Card Funding PLC 0.8545%, 6/15/17 (144A),†,‡	205,967
	680,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	600,913
	680,000	GS Mortgage Securities Corp. II 2.7570%, 11/8/29 (144A),‡	689,470
	648,000	GS Mortgage Securities Corp. II 3.7544%, 11/8/29 (144A),‡	657,976
	420,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	427,252
	275,352	JPMorgan Chase Commercial Mortgage Securities Corp. 3.9050%, 8/15/29 (144A),‡	278,515
	430,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.1450%, 4/15/30 (144A),‡	430,084
	205,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8950%, 4/15/30 (144A),‡	205,040
	163,000	JPMorgan Chase Commercial Mortgage Securities Trust 2014-FBLU 3.6550%, 12/15/28 (144A),‡	163,248
	177,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	188,077
GBP	580,994	LCP Proudreed PLC 0.7834%, 8/25/16†,‡	962,157
GBP	1,530,283	London & Regional Debt Securitisation No. 2 PLC 5.8194%, 10/15/18†,‡	2,608,206
GBP	1,092,317	Morpheus European Loan Conduit No. 19 PLC 0.9513%, 11/1/29†,‡	1,807,116
	276,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	279,016
	293,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	302,453
EUR	2,312,333	Taurus 2013 GMF1 PLC 3.0370%, 5/21/24†,‡	3,217,103
EUR	1,882,978	TDA CAM 2 Fondo de Titulizacion de Activos 0.5250%, 10/26/32†,‡	2,495,665
	1,049,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	1,135,472
	368,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	403,470
CAD	1,374,000	West Edmonton Mall Property, Inc. 4.0560%, 2/13/24†	1,255,073
GBP	1,050,081	Windermere XI CMBS PLC 0.7766%, 4/24/17†,‡	1,741,616
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $25,623,627)			26,410,842
Bank Loans and Mezzanine Loans — 1.8%
Basic Industry — 0.2%
	538,650	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	542,534
Communications — 0.2%
	643,000	Tribune Co. 4.0000%, 12/27/20‡	642,357
Consumer Cyclical — 0.1%
	148,500	MGM Resorts International 3.5000%, 12/20/19‡	148,083
Consumer Non-Cyclical — 0.3%
	144,000	CHS/Community Health Systems, Inc. 4.2500%, 1/27/21‡	145,107
	614,000	IMS Health, Inc. 3.7500%, 3/17/21‡	612,575
	72,649	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	72,595
			830,277
Industrial — 1.0%
	2,492,753	American Builders & Contractors Supply Co., Inc. 3.5000%, 4/16/20‡	2,484,302
Total Bank Loans and Mezzanine Loans (cost $4,646,390)			4,647,553
Common Stock — 0.5% Real Estate Management & Development — 0.5%
GBP	77,000	Kennedy-Wilson Europe Real Estate PLC* (cost $1,285,796)	1,334,845
Corporate Bonds — 48.4%
Banking — 11.3%
	$ 18,000	American Express Co. 6.8000%, 9/1/66‡	19,723
EUR	1,000,000	Banco Bilbao Vizcaya Argentaria SA 7.0000%, 5/19/99†,‡	1,390,592
	780,000	Bank of America Corp. 8.0000%, 7/30/99‡	883,350
EUR	656,000	Bank of Ireland 3.2500%, 1/15/19†	935,271
EUR	1,404,000	Bank of Ireland 10.0000%, 2/12/20†	2,340,161
EUR	1,400,000	Bankia SA 3.5000%, 1/17/19†	1,982,583
EUR	1,300,000	CaixaBank SA 5.0000%, 11/14/23†,‡	1,890,932
	825,000	Citigroup, Inc. 5.9000%, 12/29/49	807,984
	610,000	Credit Agricole SA 7.8750%, 3/23/99 (144A),†,‡	644,313
	600,000	Credit Suisse Group AG 7.5000%, 12/11/49 (144A)	651,750
EUR	1,635,000	Intesa Sanpaolo SpA 6.6250%, 9/13/23†	2,623,013
	144,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	162,720
EUR	2,818,000	Lloyds Bank PLC 6.5000%, 3/24/20†	4,655,152
	1,737,000	Morgan Stanley 4.1000%, 5/22/23	1,719,392
	493,000	Morgan Stanley 5.0000%, 11/24/25	507,258
	3,133,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23†	3,252,114
EUR	1,090,000	Royal Bank of Scotland Group PLC 3.6250%, 3/25/24†,‡	1,481,784
	644,000	Santander UK PLC 5.0000%, 11/7/23 (144A),†	662,545
EUR	136,000	Societe Generale SA 6.7500%, 10/7/49†	189,682
	646,000	Societe Generale SA 7.8750%, 6/18/99 (144A),†,‡	671,840
	511,000	SVB Financial Group 5.3750%, 9/15/20	567,081
	1,225,000	Zions Bancorp 5.8000%, 12/15/99‡	1,142,312
			29,181,552
Basic Industry — 2.1%
	498,000	Ashland, Inc. 3.8750%, 4/15/18	514,185
	692,000	Ashland, Inc. 6.8750%, 5/15/43	697,190
	1,390,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	1,529,000
	403,000	Mosaic Co. 4.2500%, 11/15/23	413,412
	331,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	364,514
	125,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	136,875
	311,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	343,655
	1,406,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	1,564,175
			5,563,006
Brokerage — 2.3%
	47,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	52,052
	815,000	Lazard Group LLC 4.2500%, 11/14/20	844,374
	1,804,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	1,894,200
	851,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	906,315
	2,092,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	2,271,973
			5,968,914
Capital Goods — 2.2%
	1,016,000	CNH Capital LLC 3.6250%, 4/15/18	1,033,780
	440,000	Exelis, Inc. 4.2500%, 10/1/16	464,081
	1,008,000	FLIR Systems, Inc. 3.7500%, 9/1/16	1,051,002
CAD	2,753,000	Holcim Finance Canada, Inc. 3.6500%, 4/10/18†	2,579,396
	457,000	TransDigm, Inc. 7.7500%, 12/15/18	490,133
			5,618,392
Communications — 3.3%
EUR	952,000	Discovery Communications LLC 2.3750%, 3/7/22	1,304,540
EUR	1,868,000	O2 Telefonica Deutschland Finanzierungs GmbH 2.3750%, 2/10/21†	2,581,723
CAD	1,240,000	Rogers Communications, Inc. 5.3800%, 11/4/19†	1,258,331
EUR	1,156,000	Verizon Communications, Inc. 2.3750%, 2/17/22	1,609,769
EUR	743,000	Verizon Communications, Inc. 3.2500%, 2/17/26	1,057,157
GBP	350,000	WPP PLC 6.0000%, 4/4/17†	647,428
			8,458,948
Consumer Cyclical — 6.0%
	526,000	DR Horton, Inc. 3.7500%, 3/1/19	527,315
	1,683,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	1,936,519
	1,779,000	General Motors Co. 4.8750%, 10/2/23 (144A)	1,823,475
	1,594,000	General Motors Co. 6.2500%, 10/2/43 (144A)	1,725,505
GBP	1,080,000	Jaguar Land Rover Automotive PLC 8.1250%, 5/15/18†	1,921,900
GBP	1,059,000	Jaguar Land Rover Automotive PLC 8.2500%, 3/15/20†	2,003,542
	1,259,000	MGM Resorts International 8.6250%, 2/1/19	1,507,652
EUR	1,857,000	Renault SA 3.1250%, 3/5/21†	2,585,879
	232,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	237,800
EUR	550,000	Volkswagen International Finance NV 3.7500%, 3/24/99†,‡	752,893
EUR	385,000	Volkswagen International Finance NV 4.6250%, 3/24/99†,‡	533,651
			15,556,131
Consumer Non-Cyclical — 3.0%
EUR	592,000	FMC Finance VIII SA 5.2500%, 7/31/19†	917,353
	1,690,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	1,778,725
	1,991,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	2,105,482
	1,765,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A),†	1,875,313
	378,000	HCA, Inc. 3.7500%, 3/15/19	379,418
	592,000	Safeway, Inc. 4.7500%, 12/1/21	605,149
	204,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	211,905
			7,873,345
Energy — 3.0%
EUR	50,000	BP Capital Markets PLC 3.8300%, 10/6/17†	75,435
	2,431,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	2,558,627
	765,000	Cimarex Energy Co. 5.8750%, 5/1/22	830,025
	2,440,000	Continental Resources, Inc. 5.0000%, 9/15/22	2,562,000
	674,000	Nabors Industries, Inc. 5.0000%, 9/15/20	719,411
	883,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	933,773
			7,679,271
Finance Companies — 2.9%
EUR	290,000	Baggot Securities, Ltd. 10.2400%, 2/20/99 (144A),†	434,930
	1,100,000	CIT Group, Inc. 4.2500%, 8/15/17	1,152,250
	276,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	308,775
	1,359,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	1,464,323
	361,000	CIT Group, Inc. 3.8750%, 2/19/19	364,950
	558,000	CIT Group, Inc. 5.0000%, 8/1/23	570,555
	364,000	GE Capital Trust I 6.3750%, 11/15/67‡	400,400
	65,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	71,500
	1,400,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	1,498,000
	1,200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	1,368,000
			7,633,683
Financial — 0.4%
	1,142,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A),†	1,133,949
Industrial — 0.5%
	633,000	URS Corp. 3.8500%, 4/1/17	655,119
	610,000	URS Corp. 5.0000%, 4/1/22	603,104
			1,258,223
Insurance — 1.8%
EUR	50,000	American International Group, Inc. 8.0000%, 5/22/38 (144A),‡	81,531
EUR	300,000	American International Group, Inc. 8.0000%, 5/22/38‡	489,187
	1,024,000	American International Group, Inc. 8.1750%, 5/15/58‡	1,345,280
	1,846,000	ING U.S., Inc. 5.6500%, 5/15/53‡	1,834,924
	919,000	Primerica, Inc. 4.7500%, 7/15/22	972,163
			4,723,085
Mortgage Assets — 1.5%
EUR	500,000	Banco BPI SA 3.2500%, 1/15/15†	699,559
EUR	1,400,000	Bank of Ireland Mortgage Bank 2.7500%, 3/22/18†	2,026,252
EUR	850,000	National Bank of Greece SA 3.8750%, 10/7/16†	1,154,759
			3,880,570
Natural Gas — 2.3%
	1,879,000	DCP Midstream Operating L.P. 5.6000%, 4/1/44	1,961,313
	862,000	El Paso LLC 7.0000%, 6/15/17	972,626
	39,000	El Paso LLC 6.5000%, 9/15/20	42,794
	1,914,000	EnLink Midstream Partners L.P. 5.6000%, 4/1/44	2,020,953
	899,000	Western Gas Partners L.P. 5.3750%, 6/1/21	985,667
			5,983,353
Owned No Guarantee — 2.7%
	1,400,000	CNOOC Finance 2012, Ltd. 3.8750%, 5/2/22 (144A)	1,376,175
EUR	1,876,000	DAA Finance PLC 6.5872%, 7/9/18†	3,059,357
	1,307,000	Empresa de Transporte de Pasajeros Metro SA 4.7500%, 2/4/24 (144A)	1,357,486
	1,098,000	Korea National Oil Corp. 2.7500%, 1/23/19 (144A), †	1,107,775
			6,900,793
Real Estate Investment Trusts (REITs) — 1.6%
	1,120,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	1,267,182
EUR	1,860,000	Prologis International Funding II SA 2.7500%, 10/23/18	2,634,080
EUR	120,000	Prologis L.P. 3.3750%, 2/20/24	169,281
			4,070,543
Technology — 1.4%
	2,355,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	2,283,019
	522,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	559,716
	746,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	827,823
			3,670,558
Transportation — 0.1%
	75,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	79,446
	192,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	193,753
			273,199
Total Corporate Bonds (cost $121,792,254)			125,427,515
Foreign Government Bonds — 35.4%
EUR	1,386,000	Bank of Ireland 2.7500%, 6/5/16†	1,948,056
	1,400,000	Bermuda Government International Bond 4.1380%, 1/3/23 (144A)	1,373,400
BRL	336,000	Brazil Notas do Tesouro Nacional 10.0000%, 1/1/21	1,310,821
BRL	355,000	Brazil Notas do Tesouro Nacional 10.0000%, 1/1/23ß	1,353,915
BRL	360,000	Brazil Notas do Tesouro Nacional 10.0000%, 1/1/25ß	1,338,825
EUR	1,817,000	Bundesobligation 1.0000%, 10/12/18†	2,553,742
EUR	4,090,000	Bundesobligation 1.0000%, 2/22/19†	5,734,096
EUR	1,445,000	Bundesrepublik Deutschland 1.5000%, 5/15/23†	2,000,969
EUR	1,872,000	Bundesrepublik Deutschland 2.0000%, 8/15/23†	2,695,796
EUR	1,406,000	Bundesrepublik Deutschland 2.5000%, 7/4/44†	1,965,553
EUR	991,000	Ireland Government Bond 4.5000%, 4/18/20†	1,554,612
EUR	4,006,000	Ireland Government Bond 3.9000%, 3/20/23†	6,015,760
EUR	1,795,000	Ireland Government Bond 3.4000%, 3/18/24†	2,553,180
EUR	3,962,000	Italy Buoni Poliennali Del Tesoro 4.7500%, 9/1/21†	6,198,326
MYR	16,682,000	Malaysia Government Bond 4.1810%, 7/15/24	5,130,236
MXN	48,560,000	Mexican Bonos 4.7500%, 6/14/18†	3,688,918
MXN	42,730,000	Mexican Bonos 8.0000%, 12/7/23†	3,704,326
MXN	26,270,000	Mexican Bonos 10.0000%, 12/5/24†	2,604,281
NZD	9,317,000	New Zealand Government Bond 6.0000%, 4/15/15†	8,299,858
NZD	5,895,000	New Zealand Government Bond 5.5000%, 4/15/23†	5,449,832
EUR	2,307,000	Portugal Obrigacoes do Tesouro OT 4.4500%, 6/15/18 (144A),†	3,398,579
EUR	1,392,000	Portugal Obrigacoes do Tesouro OT 4.7500%, 6/14/19 (144A),†	2,079,477
EUR	5,250,000	Portugal Obrigacoes do Tesouro OT 5.6500%, 2/15/24 (144A),†	8,142,834
EUR	3,538,000	Spain Government Bond 4.3000%, 10/31/19†	5,458,691
EUR	1,652,000	Spain Government Bond 4.8500%, 10/31/20†	2,610,840
EUR	1,473,000	Spain Government Bond 4.4000%, 10/31/23 (144A),†	2,232,844
EUR	225,000	Spain Government Bond 3.8000%, 4/30/24 (144A),†	324,614
Total Foreign Government Bonds (cost $86,454,302)			91,722,381
Mortgage-Backed Securities — 0.8%
Fannie Mae:
136,758		5.5000%, 1/1/33	152,187
161,950		6.0000%, 2/1/37	182,842
141,989		4.5000%, 10/1/40	152,056
Freddie Mac:
144,374		5.0000%, 1/1/19	153,104
133,599		5.0000%, 2/1/19	141,721
102,906		4.5000%, 9/1/41	109,952
Ginnie Mae:
148,346		5.0000%, 1/15/40	165,633
110,627		5.0000%, 4/15/40	123,504
163,275		5.0000%, 5/15/40	179,332
146,001		4.5000%, 7/15/41	158,986
163,970		5.0000%, 9/15/41	181,326
133,593		5.5000%, 9/20/41	147,648
148,298		6.0000%, 3/20/42	168,301
Total Mortgage-Backed Securities (cost $2,015,058)			2,016,592
Preferred Stock — 0.8%
Capital Markets — 0.2%
25,875		Morgan Stanley, 6.8750%	670,680
Commercial Banks — 0.6%
55,625		Wells Fargo & Co., 6.6250%	1,510,775
Total Preferred Stock (cost $2,037,500)			2,181,455
U.S. Treasury Notes/Bonds — 1.5%
$ 635,000		0.3750%, 3/15/15	636,389
3,222,000		3.6250%, 2/15/44	3,259,253
Total U.S. Treasury Notes/Bonds (cost $3,869,999)			3,895,642
Money Market — 0.6%
1,490,000		Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $1,490,000)	1,490,000
Total Investments (total cost $249,214,926) – 100%			$ 259,126,825

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$92,097,934	35.5%
United Kingdom	25,242,065	9.7
Ireland	22,804,633	8.8
Germany	21,611,089	8.3
Spain	18,386,761	7.1
Portugal	14,320,449	5.5
New Zealand	13,749,690	5.3
Mexico	9,997,525	3.9
Italy	8,821,339	3.4
Malaysia	5,130,236	2.0
Canada	5,092,800	2.0
France	4,091,714	1.6
Brazil	4,003,561	1.6
Australia	3,338,716	1.3
Taiwan	2,283,019	0.9
China	1,376,175	0.5
Bermuda	1,373,400	0.5
Chile	1,357,486	0.5
Greece	1,154,759	0.5
Netherlands	1,133,949	0.4
South Korea	1,107,775	0.4
Switzerland	651,750	0.3
Total	$259,126,825	100.0%

††	Includes Cash Equivalents of 0.6%.

Schedule of Forward Currency Contracts, Open March 31, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold/ (Purchased)	Currency Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.:
British Pound 4/24/14	(11,670,000)	$ (19,449,282)	$ (58,414)
Canadian Dollar 4/24/14	(1,370,000)	(1,238,813)	4,059
Euro 4/24/14	63,659,000	87,685,867	194,378
Japanese Yen 4/24/14	(1,851,817,000)	(17,946,354)	(179,134)
Mexican Nuevo Peso 4/24/14	(3,489,000)	(266,785)	4,330
New Zealand Dollar 4/24/14	7,080,000	6,130,646	(205,607)
Norwegian Krone 4/24/14	(37,885,000)	(6,324,606)	7,302
South Korean Won 4/24/14	(2,705,351,000)	(2,541,924)	16,508
Total		$ 46,048,749	$ (216,578)

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Global Bond Fund	$ 51,158,585	19.7%

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus Global Bond Fund	$ 145,005,079

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

β Security is illiquid.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Bond Fund
FREMF 2010 K-SCT Mortgage Trust, 2.0000%, 1/25/20	4/29/13	$ 708,250	$ 716,013	0.3%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Global Bond Fund
Janus Cash Liquidity Fund LLC	13,731,000	200,828,119	(213,069,119)	1,490,000	$ -	$ 2,363	$ 1,490,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$26,410,842	$—

Bank Loans and Mezzanine Loans	—	4,647,553	—

Common Stock	1,334,845	—	—

Corporate Bonds	—	125,427,515	—

Foreign Government Bonds	—	91,722,381	—

Mortgage-Backed Securities	—	2,016,592	—

Preferred Stock	—	2,181,455	—

U.S. Treasury Notes/Bonds	—	3,895,642	—

Money Market	—	1,490,000	—

Total Investments in Securities	$1,334,845	$257,791,980	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$226,577	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$443,155	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Government Money Market Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Principal Amount		Value
Repurchase Agreements — 28.3%
$ 30,700,000	Credit Suisse Securities (USA) LLC, 0.0700% dated 3/31/14, maturing 4/1/14 to be repurchased at $30,700,060 collateralized by $592,895,873 in U.S. Government Agencies 0.3715%-1.9347%, 2/25/19-7/25/43
	with a value of $31,314,094	$ 30,700,000
18,600,000	RBC Capital Markets Corp., 0.1000%, dated 3/31/14, maturing 4/1/14 to be repurchased at $18,600,052 collateralized by $17,916,983 in U.S. Government Agencies 2.0000%-4.5000%, 8/15/41-1/1/44 with a value of $18,972,000	18,600,000
Total Repurchase Agreements (amortized cost $49,300,000)		49,300,000
U.S. Government Agency Notes — 31.1%
	Fannie Mae:
2,250,000	0.0913%, 4/9/14	2,249,954
1,300,000	0.1015%, 8/1/14	1,299,560
3,000,000	0.1421%, 8/19/14	2,998,344
3,000,000	0.1167%, 9/2/14	2,998,522
	Federal Home Loan Bank System:
4,000,000	0.0600%, 5/30/14	3,999,607
3,000,000	0.1269%, 6/6/14	2,999,303
2,000,000	0.1116%, 6/13/14	1,999,548
2,000,000	0.1001%, 6/25/14	1,999,528
2,000,000	0.1051%, 7/2/14	1,999,463
3,000,000	0.0913%, 7/30/14	2,999,087
	Freddie Mac:
2,000,000	0.1352%, 4/21/14	1,999,850
3,000,000	0.1015%, 5/14/14	2,999,636
3,000,000	0.1218%, 6/3/14	2,999,361
2,340,000	0.1301%, 7/1/14	2,339,231
2,000,000	0.1015%, 8/19/14	1,999,222
4,000,000	0.1269%, 9/3/14	3,997,817
3,000,000	0.1218%, 9/16/14	2,998,317
3,000,000	0.1523%, 10/21/14	2,997,427
6,242,839	0.2400%, 1/15/42‡	6,242,839
Total U.S. Government Agency Notes (amortized cost $54,116,616)		54,116,616
Variable Rate Demand Agency Notes — 40.6%
980,000	AE Realty LLC 0.1500%, 10/1/23	980,000
300,000	City of Plymouth WI 0.2000%, 12/1/14	300,000
1,200,000	Clearwater Solutions LLC 0.1600%, 9/1/21	1,200,000
9,000,000	Cypress Bend Real Estate Development Co. LLC 0.1500%, 4/1/33	9,000,000
2,750,000	Florida Food Products, Inc. 0.1500%, 12/1/22	2,750,000
5,860,000	Florida HomeLoan Corp. 0.0900%, 7/15/36	5,860,000
3,000,000	Greer Family LLC 0.1500%, 8/1/31	3,000,000
2,065,000	Housing Development Corp., New York 0.0800%, 6/15/37	2,065,000
405,000	Illinois Housing Development Authority 0.2100%, 5/1/37	405,000
2,500,000	Irrevocable Trust Agreement John A. Thomas & Elizabeth F. Thomas 0.1500%, 12/1/20	2,500,000
3,745,000	Johnson Capital Management LLC 0.2000%, 6/1/47	3,745,000
145,000	Lakeshore Professional Properties LLC 0.2500%, 7/1/45	145,000
700,000	Maryland Community Development Administration 0.0700%, 2/1/41	700,000
10,155,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1530%, 11/1/35	10,155,000
2,395,000	Mississippi Business Finance Corp. 0.1400%, 9/1/21	2,395,000
3,835,000	Mississippi Business Finance Corp. 0.1400%, 1/1/34	3,835,000
4,010,000	Mississippi Business Finance Corp. - Series A 0.1400%, 3/1/29	4,010,000
3,730,000	Mississippi Business Finance Corp. - Series B 0.1400%, 3/1/29	3,730,000
4,310,000	Phenix City Downtown Redevelopment Authority 0.1500%, 2/1/33	4,310,000
500,000	Sacramento Housing & Redevelopment Agency 0.1500%, 1/15/36	500,000
1,655,000	Shepherd Capital LLC 0.2500%, 10/1/53	1,655,000
4,500,000	Thomas H. Turner Family Irrevocable Trust 0.1500%, 6/1/20	4,500,000
2,085,000	Tyler Enterprises LLC 0.1500%, 10/1/22	2,085,000
760,000	VOC-RE I LLC 0.1500%, 2/1/43	760,000
Total Variable Rate Demand Agency Notes (amortized cost $70,585,000)		70,585,000
Total Investments (total amortized cost $174,001,616) – 100%		$ 174,001,616

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Repurchase Agreements	$—	$49,300,000	$—

U.S. Government Agency Notes	—	54,116,616	—

Variable Rate Demand Agency Notes	—	70,585,000	—

Total Investments in Securities	$—	$174,001,616	$—

Janus High-Yield Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.1%
$ 12,636,000	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40	$ 12,816,227
9,251,398	Extended Stay America Trust 2013-ESH MZ 7.6250%, 12/5/19 (144A)	9,552,069
7,908,502	JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ MZ, 6.1550%, 4/15/18 (144A),‡	7,985,214
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $29,980,949)		30,353,510
Bank Loans and Mezzanine Loans — 5.7%
Basic Industry — 0.5%
$ 670,000	Filtration Group, Inc. 8.2500%, 11/22/21‡	683,681
12,110,000	Oxbow Carbon & Minerals LLC 8.0000%, 1/19/20‡	12,352,200
		13,035,881
Capital Goods — 1.2%
32,186,000	Maxim Crane Works L.P. 10.2500%, 11/26/18‡	32,769,532
Commercial Mortgage-Backed Securities — 0.6%
5,407,408	Extended Stay America, Inc. 9.6250%, 11/20/19 (144A),‡	5,569,630
9,890,420	JW Marriott 8.1550%, 4/16/18 (144A),‡	9,890,420
		15,460,050
Consumer Cyclical — 1.5%
13,113,105	JC Penney Corp., Inc. 6.0000%, 5/22/18‡	13,036,656
1,743,075	Orleans Homebuilders, Inc. 10.5000%, 2/14/16‡	1,760,505
4,605,000	Rite Aid Corp. 5.7500%, 8/21/20‡	4,700,001
21,607,000	Riverboat Corp. of Mississippi 10.0000%, 11/29/16‡	21,661,018
		41,158,180
Consumer Non-Cyclical — 0.7%
6,402,000	Air Medical Group Holdings, Inc. 0%, 5/31/18(a),‡	6,369,990
1,344,000	Del Monte Foods, Inc. 0%, 8/18/21(a),‡	1,335,600
5,696,000	Norcraft Cos. L.P. 5.2500%, 11/13/20‡	5,710,240
5,909,000	Roundy's Supermarkets, Inc. 5.7500%, 3/3/21‡	5,911,482
		19,327,312
Energy — 0.8%
4,577,410	Rice Drilling B LLC 8.5000%, 10/25/18‡	4,657,515
16,802,000	Templar Energy LLC 8.0000%, 11/25/20‡	16,959,603
		21,617,118
Transportation — 0.4%
10,257,000	Syncreon Group BV 5.2500%, 10/28/20‡	10,269,821
Total Bank Loans and Mezzanine Loans (cost $150,777,917)		153,637,894
Common Stock — 1.5%
Communications Equipment — 0.8%
836,755	CommScope Holding Co., Inc.*	20,651,113
Energy Equipment & Services — 0.2%
277,040	Nuverra Environmental Solutions, Inc.*	5,621,142
Hotels, Restaurants & Leisure — 0.5%
274,890	Hilton Worldwide Holdings, Inc.*	6,113,554
298,654	MGM Resorts International*	7,723,192
		13,836,746
Total Common Stock (cost $31,799,504)		40,109,001
Corporate Bonds — 85.9%
Banking — 0.3%
$ 8,600,000	Banco Bilbao Vizcaya Argentaria SA 9.0000%, 8/9/99‡	9,320,250
Basic Industry — 2.3%
19,104,000	Ashland, Inc. 4.7500%, 8/15/22	18,745,800
2,568,000	Ashland, Inc. 6.8750%, 5/15/43	2,587,260
11,529,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	12,681,900
2,477,000	INEOS Group Holdings SA 5.8750%, 2/15/19 (144A)	2,529,636
3,522,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	3,750,930
13,493,000	Resolute Forest Products, Inc. 5.8750%, 5/15/23 (144A)	13,155,675
7,065,000	Westmoreland Escrow Corp. 10.7500%, 2/1/18 (144A)	7,718,513
		61,169,714
Brokerage — 0.2%
4,641,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.3750%, 4/1/20 (144A)	4,873,050
Capital Goods — 8.1%
42,142,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),†,§	41,825,935
21,356,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	23,625,075
8,501,000	American Builders & Contractors Supply Co., Inc. 5.6250%, 4/15/21 (144A)	8,798,535
4,986,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.2500%, 1/31/19 (144A)	5,210,370
5,014,000	Bombardier, Inc. 4.7500%, 4/15/19 (144A)	5,014,000
10,253,000	Bombardier, Inc. 6.0000%, 10/15/22 (144A)	10,253,000
11,405,000	Greif, Inc. 7.7500%, 8/1/19	13,058,725
2,486,000	HD Supply, Inc. 11.0000%, 4/15/20	2,952,125
13,873,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	14,219,825
2,853,000	NES Rentals Holdings, Inc. 7.8750%, 5/1/18 (144A)	3,052,710
25,832,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	26,671,540
14,511,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.0000%, 4/15/19	15,526,770
2,459,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.8750%, 8/15/19	2,707,974
7,165,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.8750%, 8/15/19	8,006,887
7,596,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20 (144A)	8,564,490
11,026,000	TransDigm, Inc. 7.5000%, 7/15/21	12,211,295
5,193,000	United Rentals North America, Inc. 8.3750%, 9/15/20	5,751,247
2,273,000	USG Corp. 6.3000%, 11/15/16	2,460,523
5,546,000	USG Corp. 7.8750%, 3/30/20 (144A)	6,197,655
		216,108,681
Communications — 9.5%
14,432,000	Block Communications, Inc. 7.2500%, 2/1/20 (144A)	15,370,080
6,409,000	Cricket Communications, Inc. 7.7500%, 10/15/20	7,325,487
16,610,000	Crown Media Holdings, Inc. 10.5000%, 7/15/19	18,810,825
17,734,000	Entercom Radio LLC 10.5000%, 12/1/19	20,394,100
12,356,000	Gannett Co., Inc. 5.1250%, 10/15/19 (144A)	12,927,465
2,139,000	Gray Television, Inc. 7.5000%, 10/1/20	2,320,815
6,569,000	Harron Communications L.P. / Harron Finance Corp. 9.1250%, 4/1/20 (144A)	7,422,970
5,274,000	IAC / InterActiveCorp 4.8750%, 11/30/18	5,504,738
12,109,000	Intelsat Luxembourg SA 7.7500%, 6/1/21 (144A)	12,744,722
3,306,000	Level 3 Communications, Inc. 11.8750%, 2/1/19	3,735,780
1,751,000	Level 3 Communications, Inc. 8.8750%, 6/1/19	1,923,911
14,059,000	Level 3 Financing, Inc. 9.3750%, 4/1/19	15,605,490
5,714,000	Mood Media Corp. 9.2500%, 10/15/20 (144A)	5,442,585
8,398,000	National CineMedia LLC 7.8750%, 7/15/21	9,269,293
10,852,000	Nielsen Finance LLC / Nielsen Finance Co. 4.5000%, 10/1/20	10,933,390
2,803,000	Sprint Capital Corp. 6.9000%, 5/1/19	3,076,293
24,936,000	Sprint Communications, Inc. 7.0000%, 8/15/20	27,180,240
10,743,000	Sprint Corp. 7.8750%, 9/15/23 (144A)	11,817,300
11,810,000	T-Mobile USA, Inc. 6.5420%, 4/28/20	12,710,512
20,060,000	T-Mobile USA, Inc. 6.1250%, 1/15/22	21,012,850
12,817,000	T-Mobile USA, Inc. 6.5000%, 1/15/24	13,425,807
13,251,000	Townsquare Radio LLC / Townsquare Radio, Inc. 9.0000%, 4/1/19 (144A)	14,576,100
		253,530,753
Consumer Cyclical — 13.0%
8,006,000	ADT Corp. 4.1250%, 4/15/19	7,943,481
3,053,000	Boyd Gaming Corp. 9.1250%, 12/1/18	3,309,452
16,840,000	Caesars Entertainment Resort Properties LLC 8.0000%, 10/1/20 (144A)	17,724,100
8,102,000	Caesars Entertainment Resort Properties LLC 11.0000%, 10/1/21 (144A)	8,507,100
5,486,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	5,842,590
7,536,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.0000%, 6/15/19 (144A)	8,251,920
4,970,000	Chrysler Group LLC / CG Co-Issuer, Inc. 8.2500%, 6/15/21 (144A)	5,622,313
3,931,000	DreamWorks Animation SKG, Inc. 6.8750%, 8/15/20 (144A)	4,255,308
4,098,000	Greektown Holdings LLC / Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	4,231,185
5,306,000	KB Home 7.5000%, 9/15/22	5,810,070
29,517,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	32,505,596
6,307,000	Marina District Finance Co., Inc. 9.8750%, 8/15/18	6,780,025
5,344,000	Meritage Homes Corp. 7.1500%, 4/15/20	5,958,560
9,695,000	Meritage Homes Corp. 7.0000%, 4/1/22	10,688,737
3,925,000	MGM Resorts International 11.3750%, 3/1/18	5,073,063
5,864,000	MGM Resorts International 6.7500%, 10/1/20	6,501,710
15,140,000	MGM Resorts International 6.6250%, 12/15/21	16,654,000
7,047,000	MGM Resorts International 7.7500%, 3/15/22	8,174,520
2,531,000	Michael's Stores, Inc. 5.8750%, 12/15/20 (144A)	2,559,474
18,538,000	Mohegan Tribal Gaming Authority 9.7500%, 9/1/21	20,669,870
5,224,000	Navistar International Corp. 8.2500%, 11/1/21	5,328,480
17,640,000	Peninsula Gaming LLC / Peninsula Gaming Corp. 8.3750%, 2/15/18 (144A)	19,051,200
22,994,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	24,201,185
11,272,000	Pinnacle Entertainment, Inc. 7.5000%, 4/15/21	12,201,940
12,803,000	Playa Resorts Holding B.V. 8.0000%, 8/15/20 (144A)	13,827,240
15,269,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	16,605,037
17,974,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	20,445,425
14,821,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	15,636,155
6,853,000	Station Casinos LLC 7.5000%, 3/1/21	7,409,806
3,599,000	Toys R Us Property Co. II LLC 8.5000%, 12/1/17	3,666,481
10,603,000	Toys R Us, Inc. 10.3750%, 8/15/17	8,853,505
13,000,000	Wynn Macau, Ltd. 5.2500%, 10/15/21 (144A)	13,227,500
		347,517,028
Consumer Non-Cyclical — 13.9%
24,179,000	Biomet, Inc. 6.5000%, 8/1/20	26,040,783
3,784,000	Capsugel SA 7.0000%, 5/15/19 (144A)	3,897,520
6,694,000	Catamaran Corp. 4.7500%, 3/15/21	6,786,042
1,508,000	CHS / Community Health Systems, Inc. 7.1250%, 7/15/20	1,636,180
32,887,000	CHS / Community Health Systems, Inc. 6.8750%, 2/1/22 (144A)	34,366,915
11,180,000	ConvaTec Finance International SA 8.2500%, 1/15/19 (144A)	11,515,400
2,009,000	Diamond Foods, Inc. 7.0000%, 3/15/19 (144A)	2,079,315
15,526,000	Endo Finance LLC 5.7500%, 1/15/22 (144A)	15,914,150
1,583,000	Endo Health Solutions, Inc. 7.0000%, 7/15/19	1,705,683
3,798,000	Endo Health Solutions, Inc. 7.0000%, 12/15/20	4,092,345
2,822,000	Envision Healthcare Corp. 8.1250%, 6/1/19	3,016,013
22,935,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A)	24,368,437
12,733,000	Forest Laboratories, Inc. 5.0000%, 12/15/21 (144A)	13,465,147
3,843,000	Fresenius Medical Care U.S. Finance II, Inc. 5.6250%, 7/31/19 (144A)	4,140,833
13,639,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	14,491,437
9,349,000	Grifols Worldwide Operations, Ltd. 5.2500%, 4/1/22 (144A)	9,559,352
2,245,000	HCA Holdings, Inc. 7.7500%, 5/15/21	2,475,113
12,674,000	HCA, Inc. 5.0000%, 3/15/24	12,697,764
4,749,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc. 9.5000%, 12/1/19 (144A)	5,283,263
11,241,000	JBS USA LLC / JBS USA Finance, Inc. 8.2500%, 2/1/20 (144A)	12,308,895
7,518,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	8,006,670
11,192,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	11,891,500
6,809,000	Physio-Control International, Inc. 9.8750%, 1/15/19 (144A)	7,643,102
6,610,000	Roundy's Supermarkets, Inc. 10.2500%, 12/15/20 (144A)	7,039,650
7,071,000	Safeway, Inc. 7.2500%, 2/1/31	6,648,508
4,049,000	Simmons Foods, Inc. 10.5000%, 11/1/17 (144A)	4,388,104
4,437,000	Smithfield Foods, Inc. 5.8750%, 8/1/21 (144A)	4,603,388
7,200,000	Smithfield Foods, Inc. 6.6250%, 8/15/22	7,776,000
38,406,000	SUPERVALU, Inc. 6.7500%, 6/1/21	38,934,082
6,223,000	Tenet Healthcare Corp. 8.0000%, 8/1/20	6,798,627
5,596,000	Tenet Healthcare Corp. 6.0000%, 10/1/20 (144A)	5,987,720
19,412,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	21,692,910
8,979,000	TreeHouse Foods, Inc. 4.8750%, 3/15/22	9,035,119
8,560,000	Universal Health Services, Inc. 7.0000%, 10/1/18	9,009,400
9,623,000	Valeant Pharmaceuticals International 6.3750%, 10/15/20 (144A)	10,392,840
2,724,000	Valeant Pharmaceuticals International, Inc. 6.7500%, 8/15/18 (144A)	2,996,400
		372,684,607
Electric — 0.6%
974,000	AES Corp. / VA 8.0000%, 10/15/17	1,152,973
12,260,000	IPALCO Enterprises, Inc. 5.0000%, 5/1/18	12,964,950
2,530,000	NRG Energy, Inc. 6.2500%, 7/15/22 (144A)	2,605,900
		16,723,823
Energy — 18.9%
23,876,000	Aurora USA Oil & Gas, Inc. 9.8750%, 2/15/17 (144A)	26,323,290
14,774,000	Aurora USA Oil & Gas, Inc. 7.5000%, 4/1/20 (144A)	16,288,335
7,902,000	Calfrac Holdings L.P. 7.5000%, 12/1/20 (144A)	8,297,100
6,413,000	Chaparral Energy, Inc. 9.8750%, 10/1/20	7,294,788
8,693,000	Chaparral Energy, Inc. 8.2500%, 9/1/21	9,562,300
34,635,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	37,752,150
19,948,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	21,119,945
10,895,000	Dresser-Rand Group, Inc. 6.5000%, 5/1/21	11,630,413
6,066,000	Drill Rigs Holdings, Inc. 6.5000%, 10/1/17 (144A)	6,323,805
2,254,000	Edgen Murray Corp. 8.7500%, 11/1/20 (144A)	2,603,370
11,390,000	EP Energy LLC / EP Energy Finance, Inc. 9.3750%, 5/1/20	13,169,687
2,912,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.7500%, 9/1/22	3,268,720
21,426,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	22,175,910
14,951,000	Forum Energy Technologies, Inc. 6.2500%, 10/1/21 (144A)	15,848,060
5,179,000	Frontier Oil Corp. 6.8750%, 11/15/18	5,541,530
17,837,000	Halcon Resources Corp. 9.7500%, 7/15/20	19,219,367
10,180,000	Halcon Resources Corp. 8.8750%, 5/15/21	10,561,750
4,732,000	Kodiak Oil & Gas Corp. 8.1250%, 12/1/19	5,246,605
7,371,000	Kodiak Oil & Gas Corp. 5.5000%, 2/1/22	7,546,061
5,575,000	Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.6250%, 12/1/21	5,561,063
17,215,000	Linn Energy LLC / Linn Energy Finance Corp. 6.5000%, 5/15/19	17,946,637
16,302,000	Linn Energy LLC / Linn Energy Finance Corp. 7.2500%, 11/1/19 (144A)	16,994,835
10,317,000	Natural Resource Partners L.P. 9.1250%, 10/1/18 (144A)	10,781,265
6,671,000	Oasis Petroleum, Inc. 6.5000%, 11/1/21	7,171,325
13,986,000	Oasis Petroleum, Inc. 6.8750%, 3/15/22 (144A)	15,139,845
10,084,000	Parsley Energy LLC / Parsley Finance Corp. 7.5000%, 2/15/22 (144A)	10,638,620
20,274,000	PBF Holding Co. LLC / PBF Finance Corp. 8.2500%, 2/15/20	21,997,290
13,692,000	QEP Resources, Inc. 5.3750%, 10/1/22	13,760,460
13,322,000	QEP Resources, Inc. 5.2500%, 5/1/23	13,255,390
35,770,000	Samson Investment Co. 10.7500%, 2/15/20 (144A)	38,989,300
8,660,000	SandRidge Energy, Inc. 7.5000%, 3/15/21	9,244,550
11,046,000	SandRidge Energy, Inc. 8.1250%, 10/15/22	12,040,140
5,815,000	SandRidge Energy, Inc. 7.5000%, 2/15/23	6,163,900
11,389,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	11,218,165
4,266,000	SM Energy Co. 6.6250%, 2/15/19	4,564,620
4,463,000	SM Energy Co. 6.5000%, 11/15/21	4,820,040
2,792,000	SM Energy Co. 6.5000%, 1/1/23	2,980,460
11,116,000	Stone Energy Corp. 7.5000%, 11/15/22	12,033,070
20,156,000	W&T Offshore, Inc. 8.5000%, 6/15/19	21,768,480
		506,842,641
Finance Companies — 1.8%
8,241,000	CIT Group, Inc. 5.2500%, 3/15/18	8,859,075
7,400,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	8,278,750
21,468,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	23,131,770
7,384,000	CIT Group, Inc. 5.3750%, 5/15/20	7,919,340
		48,188,935
Industrial — 1.4%
20,772,000	Howard Hughes Corp. 6.8750%, 10/1/21 (144A)	22,433,760
8,457,000	Park-Ohio Industries, Inc. 8.1250%, 4/1/21	9,429,555
5,071,000	Permian Holdings, Inc. 10.5000%, 1/15/18 (144A)	5,159,743
		37,023,058
Insurance — 1.4%
1,451,000	American International Group, Inc. 6.2500%, 3/15/37	1,523,550
26,586,000	American International Group, Inc. 8.1750%, 5/15/58‡	34,927,358
		36,450,908
Natural Gas — 5.1%
3,456,000	Atlas Pipeline Partners L.P. / Atlas Pipeline Finance Corp. 6.6250%, 10/1/20	3,680,640
28,384,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	30,796,640
3,025,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.0000%, 12/15/20	3,168,688
5,687,000	Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp. 8.6250%, 6/15/20	6,042,437
15,072,000	Hiland Partners L.P. / Hiland Partners Finance Corp. 7.2500%, 10/1/20 (144A)	16,390,800
8,664,000	Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.5000%, 3/1/20	9,205,500
22,948,000	NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.8750%, 10/15/21 (144A)	23,865,920
4,278,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 6.8750%, 12/1/18	4,550,722
14,727,000	Sabine Pass Liquefaction LLC 5.6250%, 2/1/21	15,187,219
8,530,000	Sabine Pass Liquefaction LLC 5.6250%, 4/15/23	8,487,350
8,012,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.3750%, 8/1/22	8,512,750
6,838,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.2500%, 5/1/23	6,769,620
		136,658,286
Oil, Gas & Consumable Fuels — 0.1%
4,650,000	Peabody Energy Corp. 4.7500%, 12/15/41	3,760,688
Real Estate Investment Trusts (REITs) — 2.4%
41,729,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19†	45,588,932
17,746,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	17,746,000
		63,334,932
Real Estate Management & Development — 0.1%
3,294,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20 (144A)	3,384,585
Technology — 3.6%
26,499,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	27,757,702
14,304,000	Cardtronics, Inc. 8.2500%, 9/1/18	15,198,000
24,660,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	26,077,950
8,489,000	First Data Corp. 12.6250%, 1/15/21	10,101,910
5,772,000	TransUnion Holding Co., Inc. 8.1250%, 6/15/18	6,060,600
11,006,000	TransUnion Holding Co., Inc. 9.6250%, 6/15/18	11,693,875
		96,890,037
Transportation — 3.2%
10,716,000	CEVA Group PLC 4.0000%, 5/1/18 (144A)	10,046,250
1,540,000	CEVA Group PLC 7.0000%, 3/1/21 (144A)	1,566,950
2,145,000	CEVA Group PLC 9.0000%, 9/1/21 (144A)	2,193,263
5,121,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	5,402,655
10,977,000	Florida East Coast Railway Corp. 8.1250%, 2/1/17	11,470,965
15,478,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	17,006,452
12,031,000	syncreon Group BV / syncreon Global Finance U.S., Inc. 8.6250%, 11/1/21 (144A)	12,542,318
14,057,000	U.S. Airways Group, Inc. 6.1250%, 6/1/18	14,777,421
5,124,000	United Continental Holdings, Inc. 6.3750%, 6/1/18	5,527,515
3,978,000	Watco Cos. LLC / Watco Finance Corp. 6.3750%, 4/1/23 (144A)	4,037,670
		84,571,459
Total Corporate Bonds (cost $2,195,970,895)		2,299,033,435
Preferred Stock — 0.5%
Metals & Mining — 0.5%
508,550	ArcelorMittal (cost $13,023,805)	12,195,029
Money Market — 5.3%
141,206,513	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $141,206,513)	141,206,513
Total Investments (total cost $2,562,759,583) – 100%		$ 2,676,535,382

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$2,422,773,392	90.5%
Netherlands	35,030,451	1.3
Brazil	32,207,065	1.2
Greece	29,771,092	1.1
Canada	29,006,685	1.1
Luxembourg	26,789,758	1.0
Spain	18,879,602	0.7
Germany	18,632,270	0.7
United Kingdom	13,806,463	0.5
Macao	13,227,500	0.5
Australia	12,681,900	0.5
France	12,195,029	0.5
Cyprus	6,323,805	0.2
Ireland	5,210,370	0.2
Total	$2,676,535,382	100.0%

†† Includes Cash Equivalents of 5.3%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus High-Yield Fund	$ 1,065,479,771	39.8%

(a) All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

* Non-income-producing security.

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus High-Yield Fund	$ 37,237,500

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus High-Yield Fund
ADS Tactical, Inc. 11.0000%, 4/1/18	3/22/11 – 11/15/13	$ 42,768,538	$ 41,825,935	1.6%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance at 6/30/13	Purchases	Sales	Share Balance at 3/31/14	Realized Gain/(Loss)	Dividend Income	Value at 3/31/14
Janus High-Yield Fund
Janus Cash Liquidity Fund LLC	104,382,849	1,072,831,664	(1,036,008,000)	141,206,513	$-	$ 66,948	$ 141,206,513

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$30,353,510	$—

Bank Loans and Mezzanine Loans	—	153,637,894	—

Common Stock	40,109,001	—	—

Corporate Bonds	—	2,299,033,435	—

Preferred Stock	—	12,195,029	—

Money Market	—	141,206,513	—

Total Investments in Securities	$40,109,001	$2,636,426,381	$—

Janus Money Market Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Principal Amount		Value
Certificates of Deposit — 21.4%
$ 10,000,000	Bank of Montreal, Chicago 0.1600%, 5/12/14	$ 10,000,000
10,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York 0.1200%, 4/9/14	10,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York 0.1100%, 4/10/14	25,000,000
10,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., New York 0.1100%, 4/11/14	10,000,000
15,000,000	BNP Paribas, New York 0.1100%, 4/14/14	15,000,000
10,000,000	Canadian Imperial Bank of Commerce, New York 0.0800%, 4/14/14	10,000,000
15,000,000	Sumitomo Mitsui Banking Corp., New York 0.1200%, 4/1/14	15,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York 0.1200%, 4/2/14	10,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York 0.1100%, 4/9/14	10,000,000
25,000,000	Sumitomo Mitsui Banking Corp., New York 0.1100%, 4/10/14	25,000,000
10,000,000	Svenska Handelsbanken, New York 0.1550%, 5/14/14	10,000,060
25,000,000	Svenska Handelsbanken, New York 0.1600%, 5/20/14	25,000,170
12,400,000	Swedbank AB, New York 0.0800%, 4/30/14	12,400,000
15,000,000	Toronto-Dominion Bank, New York 0.1300%, 4/21/14	15,000,000
14,000,000	Toronto-Dominion Bank, New York 0.1400%, 5/20/14	14,000,000
10,000,000	Toronto-Dominion Bank, New York 0.1400%, 6/5/14	10,000,000
20,000,000	Toronto-Dominion Bank, New York 0.1400%, 6/19/14	20,000,000
5,000,000	U.S. Bank NA 0.1400%, 5/2/14	5,000,000
10,000,000	Wells Fargo Bank NA 0.1200%, 4/14/14	10,000,000
Total Certificates of Deposit (amortized cost $261,400,230)		261,400,230
Commercial Paper — 19.0%
15,000,000	BNP Paribas Finance, Inc. 0.1014%, 4/11/14	14,999,583
10,000,000	BNP Paribas Finance, Inc. 0.0811%, 4/16/14	9,999,667
20,000,000	BNP Paribas Finance, Inc. 0.1116%, 4/25/14	19,998,533
15,000,000	Gotham Funding Corp. 0.1217%, 4/1/14 (Section 4(2))	15,000,000
25,000,000	JP Morgan Securities LLC 0.3049%, 6/10/14	24,985,410
5,000,000	JP Morgan Securities LLC 0.2540%, 7/22/14	4,996,110
40,000,000	Nieuw Amsterdam Receivables Corp. 0.1421%, 5/8/14 (Section 4(2))	39,994,244
20,000,000	Nieuw Amsterdam Receivables Corp. 0.1421%, 6/24/14 (Section 4(2))	19,993,467
48,000,000	Standard Chartered Bank, New York 0.1624%, 4/3/14 (Section 4(2))	47,999,573
14,700,000	Standard Chartered Bank, New York 0.1522%, 4/9/14 (Section 4(2))	14,699,510
5,000,000	Svenska Handelsbanken, Inc. 0.1573%, 5/2/14 (Section 4(2))	4,999,333
14,000,000	Svenska Handelsbanken, Inc. 0.1573%, 6/9/14 (Section 4(2))	13,995,841
Total Commercial Paper (amortized cost $231,661,271)		231,661,271
Repurchase Agreements — 34.4%
100,000,000	Goldman Sachs & Co., 0.0800% dated 3/31/14, maturing 4/1/14 to be repurchased at $100,000,222 collateralized by $82,162,496 in U.S. Government Agencies 7.0000%-32.1502%, 5/20/39-1/20/44 with a value of $102,000,000	100,000,000
75,000,000	HSBC Securities (USA), Inc., 0.0700% dated 3/31/14, maturing 4/1/14 to be repurchased at $75,000,146 collateralized by $7,409,842 in a U.S. Government Agency 4.5000%, 4/15/40 and in U.S. Treasuries 0.0000%-0.6250%, 3/5/15-9/30/17 with respective values of $1,075,705 and $75,426,392	75,000,000
194,400,000	RBC Capital Markets Corp., 0.1000%, dated 3/31/14, maturing 4/1/14 to be repurchased at $194,400,540 collateralized by $187,261,375 in U.S. Government Agencies 2.0000%-4.5000%, 8/15/41-1/1/44 with a value of $198,288,000	194,400,000
50,000,000	Wells Fargo Securities, 0.0800% dated 3/31/14, maturing 4/1/14 to be repurchased at $50,000,111 collateralized by $51,645,778 in U.S. Government Agencies 0.5542%-5.0000%, 9/1/28-1/20/44 with a value of $50,876,649	50,000,000
Total Repurchase Agreements (amortized cost $419,400,000)		419,400,000
U.S. Government Agency Notes — 12.9%
	Fannie Mae:
10,000,000	0.1421%, 8/19/14	9,994,479
	Federal Home Loan Bank System:
4,100,000	0.0913%, 4/4/14	4,099,969
15,000,000	0.1167%, 5/23/14	14,997,473
6,900,000	0.1218%, 5/28/14	6,898,671
6,500,000	0.1201%, 6/6/14	6,498,570
10,000,000	0.1269%, 6/11/14	9,997,500
10,000,000	0.1269%, 6/20/14	9,997,183
10,000,000	0.1269%, 6/27/14	9,996,937
10,000,000	0.0851%, 7/16/14	9,997,497
15,000,000	0.1352%, 8/19/14	14,992,123
	Freddie Mac:
10,000,000	0.1352%, 4/21/14	9,999,249
11,000,000	0.1015%, 5/14/14	10,998,667
3,500,000	0.1167%, 5/27/14	3,499,365
15,000,000	0.1167%, 7/1/14	14,995,578
15,000,000	0.1218%, 7/11/14	14,994,879
6,000,000	0.1269%, 9/3/14	5,996,725
Total U.S. Government Agency Notes (amortized cost $157,954,865)		157,954,865
Variable Rate Demand Agency Notes — 12.3%
4,840,000	Auburn Industrial Development Board 0.1500%, 7/1/26	4,840,000
4,000,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	4,000,000
14,980,000	Breckenridge Terrace LLC 0.2100%, 5/1/39	14,980,000
7,985,000	Brevard County Health Facilities Authority 0.0500%, 9/1/25	7,985,000
800,000	California Infrastructure & Economic Development Bank 0.1200%, 7/1/33	800,000
990,000	Capital Markets Access Co. LC 0.1500%, 7/1/25	990,000
9,100,000	County of Eagle CO 0.2600%, 6/1/27	9,100,000
8,000,000	County of Eagle CO 0.2600%, 5/1/39	8,000,000
8,235,000	County of Franklin OH - Series A 0.0600%, 11/1/22	8,235,000
6,795,000	County of Franklin OH - Series B 0.0600%, 11/1/34	6,795,000
7,000,000	Florissant Industrial Development Authority 0.0500%, 9/1/28	7,000,000
3,685,000	J-Jay Properties LLC 0.1500%, 7/1/35	3,685,000
5,390,000	Kaneville Road Joint Venture, Inc. 0.1500%, 11/1/32	5,390,000
530,000	Kentucky Economic Development Finance Authority 1.0000%, 11/1/15	530,000
770,000	Lone Tree Building Authority 0.2300%, 12/1/17	770,000
9,000,000	Louisiana Public Facilities Authority 0.0500%, 7/1/47	9,000,000
5,395,000	Lush Properties LLC 0.1500%, 11/1/33	5,395,000
10,000,000	Massachusetts Health & Educational Facilities Authority - Series N2 0.0600%, 10/1/42	10,000,000
4,325,000	Mesivta Yeshiva Rabbi Chaim Berlin 0.1530%, 11/1/35	4,325,000
5,000,000	Phenix City Downtown Redevelopment Authority 0.1500%, 2/1/33	5,000,000
160,000	Phoenix Realty Special Account 0.2400%, 4/1/20	160,000
10,865,000	RBS Insurance Trust 0.1500%, 11/1/31	10,865,000
3,650,000	Riley Family Eagle Lake L.P. & Riley Family Lexington Heights L.P. 0.1500%, 9/1/33	3,650,000
5,000,000	SSAB AB 0.1300%, 4/1/34	5,000,000
5,700,000	Tenderfoot Seasonal Housing LLC 0.2600%, 7/1/35	5,700,000
2,600,000	Tift County Development Authority 0.2000%, 2/1/18	2,600,000
4,095,000	Triple Crown Investments LLC 0.1500%, 8/1/25	4,095,000
1,510,000	Volunteers of America of Alabama, Inc. 0.2000%, 9/1/23	1,510,000
Total Variable Rate Demand Agency Notes (amortized cost $150,400,000)		150,400,000
Total Investments (total amortized cost $1,220,816,366) – 100%		$ 1,220,816,366

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership

LLC	Limited Liability Company

Section 4(2)	Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Certificates of Deposit	$—	$261,400,230	$—

Commercial Paper	—	231,661,271	—

Repurchase Agreements	—	419,400,000	—

U.S. Government Agency Notes	—	157,954,865	—

Variable Rate Demand Agency Notes	—	150,400,000	—

Total Investments in Securities	$—	$1,220,816,366	$—

Janus Multi-Sector Income Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 17.9%
$ 120,000	COMM 2007-C9 Mortgage Trust 5.7993%, 12/10/49 (144A)	$ 114,165
205,000	Credit Suisse Commercial Mortgage Trust Series 2007-C5 5.8700%, 9/15/40	207,924
415,000	Fannie Mae Connecticut Avenue Securities 5.4043%, 10/25/23‡	461,924
99,784	Florentia, Ltd. 8.2040%, 10/6/24†,‡	151,332
330,000	Hilton USA Trust 2013-HLT 4.4533%, 11/5/30 (144A)	333,926
120,000	JPMorgan Chase Commercial Mortgage Securities Trust 2013-JWRZ 3.8950%, 4/15/30 (144A),‡	120,024
120,000	LB-UBS Commercial Mortgage Trust 2007-C6 6.1377%, 7/15/40‡	121,545
148,571	London & Regional Debt Securitisation No. 2 PLC 5.8194%, 10/15/18†,‡	253,224
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.4130%, 12/15/43‡	272,029
200,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.6600%, 4/15/47	203,338
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,243,222)		2,239,431
Bank Loans and Mezzanine Loans — 1.3%
Capital Goods — 1.1%
130,000	Maxim Crane Works L.P. 0%, 11/26/18(a),‡	132,357
Consumer Non-Cyclical — 0.2%
29,000	Air Medical Group Holdings, Inc. 0%, 5/31/18(a),‡	28,855
Total Bank Loans and Mezzanine Loans (cost $162,522)		161,212
Common Stock — 0.5%
2,358	CommScope Holding Co., Inc.* (cost $51,876)	58,196
Corporate Bonds — 55.9%
Banking — 5.3%
$ 115,000	American Express Co. 6.8000%, 9/1/66‡	126,005
200,000	Banco Bilbao Vizcaya Argentaria SA 9.0000%, 8/9/99†,‡	216,750
50,000	Bank of Ireland 10.0000%, 2/12/20†	83,339
90,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23†	93,422
100,000	UBS AG 4.7500%, 2/12/26‡	141,343
		660,859
Basic Industry — 2.2%
60,000	Ashland, Inc. 6.8750%, 5/15/43	60,450
110,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	121,000
85,000	Westmoreland Coal Co. / Westmoreland Partners 10.7500%, 2/1/18	92,863
		274,313
Brokerage — 2.4%
105,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	119,700
85,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	92,437
85,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	89,250
		301,387
Capital Goods — 7.4%
155,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),§	153,837
100,000	HD Supply, Inc. 11.0000%, 4/15/20	118,750
120,000	Hunt Cos., Inc. 9.6250%, 3/1/21 (144A)	123,000
120,000	Masco Corp. 6.5000%, 8/15/32	122,100
105,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	115,894
125,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	129,062
85,000	Summit Materials LLC / Summit Materials Finance Corp. 10.5000%, 1/31/20 (144A)	95,838
60,000	Vulcan Materials Co. 7.1500%, 11/30/37	61,050
		919,531
Communications — 1.2%
135,000	Verizon Communications, Inc. 5.1500%, 9/15/23	147,733
Consumer Cyclical — 11.1%
37,000	ADT Corp. 4.1250%, 4/15/19	36,711
85,000	Caesars Entertainment Resort Properties LLC 8.0000%, 10/1/20 (144A)	89,462
200,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	230,127
55,000	General Motors Co. 4.8750%, 10/2/23 (144A)	56,375
55,000	General Motors Co. 6.2500%, 10/2/43 (144A)	59,538
60,000	Greektown Holdings LLC / Greektown Mothership Corp. 8.8750%, 3/15/19 (144A)	61,950
140,000	Landry's, Inc. 9.3750%, 5/1/20 (144A)	154,175
65,000	MDC Holdings, Inc. 6.0000%, 1/15/43	57,200
110,000	MGM Resorts International 6.7500%, 10/1/20	121,962
80,000	PF Chang's China Bistro, Inc. 10.2500%, 6/30/20 (144A)	84,200
55,000	Quiksilver, Inc. / QS Wholesale, Inc. 7.8750%, 8/1/18 (144A)	59,813
55,000	Quiksilver, Inc. / QS Wholesale, Inc. 10.0000%, 8/1/20	62,563
90,000	ROC Finance LLC / ROC Finance 1 Corp. 12.1250%, 9/1/18 (144A)	94,950
120,000	WCI Communities, Inc. 6.8750%, 8/15/21 (144A)	124,500
88,000	William Lyon Homes, Inc. 5.7500%, 4/15/19 (144A)	89,100
		1,382,626
Consumer Non-Cyclical — 11.0%
55,000	Biomet, Inc. 6.5000%, 10/1/20	58,438
55,000	CHS / Community Health Systems, Inc. 6.8750%, 2/1/22 (144A)	57,475
60,000	Diamond Foods, Inc. 7.0000%, 3/15/19 (144A)	62,100
100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. 9.8750%, 2/1/20 (144A),†	106,250
165,000	Forest Laboratories, Inc. 5.0000%, 12/15/21 (144A)	174,487
145,000	JBS USA LLC / JBS USA Finance, Inc. 7.2500%, 6/1/21 (144A)	154,062
145,000	Roundy's Supermarkets, Inc. 10.2500%, 12/15/20 (144A)	154,425
32,000	Safeway, Inc. 7.2500%, 2/1/31	30,088
115,000	Simmons Foods, Inc. 10.5000%, 11/1/17 (144A)	124,631
85,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	88,294
180,000	SUPERVALU, Inc. 6.7500%, 6/1/21	182,475
80,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	89,400
85,000	Valeant Pharmaceuticals International 6.3750%, 10/15/20 (144A)	91,800
		1,373,925
Energy — 4.1%
55,000	Chesapeake Energy Corp. 6.1250%, 2/15/21	59,950
60,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.0000%, 4/15/19	62,100
120,000	QEP Resources, Inc. 5.2500%, 5/1/23	119,400
160,000	Samson Investment Co. 10.7500%, 2/15/20 (144A)	174,400
95,000	Sidewinder Drilling, Inc. 9.7500%, 11/15/19 (144A)	93,575
		509,425
Finance Companies — 2.0%
100,000	Cemex Finance LLC 5.2500%, 4/1/21 (144A)	139,989
100,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	114,000
		253,989
Insurance — 0.7%
70,000	American International Group, Inc. 8.1750%, 5/15/58‡	91,963
Mortgage Assets — 0.6%
50,000	National Bank of Greece SA 3.8750%, 10/7/16†	67,927
Natural Gas — 0.2%
28,000	EnLink Midstream Partners L.P. 4.4000%, 4/1/24	28,547
Real Estate Investment Trusts (REITs) — 0.3%
41,000	Kennedy-Wilson, Inc. 5.8750%, 4/1/24	41,000
Technology — 5.1%
85,000	Blackboard, Inc. 7.7500%, 11/15/19 (144A)	89,037
110,000	CommScope Holding Co., Inc. 6.6250%, 6/1/20 (144A)	116,325
55,000	CommScope, Inc. 8.2500%, 1/15/19 (144A)	59,538
200,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	193,887
145,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	145,929
13,000	Xilinx, Inc. 2.1250%, 3/15/19	12,845
17,000	Xilinx, Inc. 3.0000%, 3/15/21	16,858
		634,419
Transportation — 2.3%
75,000	CEVA Group PLC 4.0000%, 5/1/18 (144A),†	70,313
75,000	CEVA Group PLC 7.0000%, 3/1/21 (144A),†	76,312
100,000	CMA CGM SA 8.7500%, 12/15/18†	138,095
		284,720
Total Corporate Bonds (cost $6,996,479)		6,972,364
Foreign Government Bond — 1.5%
EUR 125,000	Portugal Obrigacoes do Tesouro OT 5.6500%, 2/15/24 (144A),† (cost $182,734)	193,877
Mortgage-Backed Securities — 10.3%
	Fannie Mae:
152,113	6.5000%, 12/1/28	171,703
206,035	6.5000%, 5/1/29	233,651
194,208	6.5000%, 9/1/33	218,810
125,398	6.5000%, 3/1/35	142,367
499,172	4.0000%, 3/1/44	515,214
Total Mortgage-Backed Securities (cost $1,290,584)		1,281,745
U.S. Treasury Notes/Bonds — 9.8%
600,000	0.2500%, 2/29/16	598,406
624,000	1.5000%, 1/31/19†	618,540
Total U.S. Treasury Notes/Bonds (cost $1,222,128)		1,216,946
Money Market — 2.8%
350,000	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $350,000)	350,000
Total Investments (total cost $12,499,545) – 100%		$ 12,473,771

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$10,156,755	81.4%
United Kingdom	493,271	4.0
Ireland	234,671	1.9
Spain	216,750	1.7
Taiwan	193,887	1.6
Portugal	193,877	1.6
Greece	174,177	1.4
Brazil	154,062	1.2
Switzerland	141,343	1.1
Mexico	139,989	1.1
France	138,095	1.1
Australia	121,000	1.0
Canada	115,894	0.9
Total	$12,473,771	100.0%

†† Includes Cash Equivalents of 2.8%.

Schedule of Forward Currency Contracts, Open

March 31, 2014

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation
JPMorgan Chase & Co.:
British Pound 4/24/14	153,000	$ 254,991	$ 1,113
Euro 4/24/14	671,000	924,256	2,354
Total		$ 1,179,247	$ 3,467

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Multi-Sector Income Fund	$4,361,774	35.0%

(a)	All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

*	Non-income-producing security.

†	A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus Multi-Sector Income Fund	$ 1,946,466

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Multi-Sector Income Fund
ADS Tactical, Inc. 11.0000%, 4/1/18	3/5/14	$ 153,450	$ 153,837	1.2%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Multi-Sector Income Fund
Janus Cash Liquidity Fund LLC	-	11,310,000	(10,960,000)	350,000	$ -	$ 99	$350,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$2,239,431	$—

Bank Loans and Mezzanine Loans	—	161,212	—

Common Stock	58,196	—	—

Corporate Bonds	—	6,972,364	—

Foreign Government Bond	—	193,877	—

Mortgage-Backed Securities	—	1,281,745	—

U.S. Treasury Notes/Bonds	—	1,216,946	—

Money Market	—	350,000	—

Total Investments in Securities	$58,196	$12,415,575	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$3,467	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Real Return Fund

Schedule of Investments (unaudited)

As of March 31, 2013

Shares or Principal Amount		Value
Common Stock — 3.4%
Communications Equipment — 1.3%
9,514	CommScope Holding Co., Inc.*	$ 234,805
Energy Equipment & Services — 0.4%
3,700	Nuverra Environmental Solutions, Inc.*	75,073
Hotels, Restaurants & Leisure — 0.2%
1,840	Hilton Worldwide Holdings, Inc.*	40,922
Oil, Gas & Consumable Fuels — 0.5%
3,745	Chesapeake Energy Corp.	95,947
Real Estate Management & Development — 1.0%
11,000	Kennedy-Wilson Europe Real Estate PLC*	190,692
Total Common Stock (cost $532,410)		637,439
Corporate Bonds — 71.2%
Banking — 5.5%
$ 305,000	Ally Financial, Inc. 6.7500%, 12/1/14	316,056
100,000	American Express Co. 6.8000%, 9/1/66‡	109,570
66,000	Bank of America Corp. 8.0000%, 7/30/99‡	74,745
260,000	Citigroup, Inc. 5.0000%, 9/15/14	265,035
73,000	Regions Financial Corp. 7.7500%, 11/10/14	76,072
40,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	40,849
125,000	Wells Fargo & Co. 7.9800%, 9/15/99‡	142,031
2,000	Zions Bancorp 4.0000%, 6/20/16	2,076
		1,026,434
Basic Industry — 2.9%
70,000	ArcelorMittal 4.2500%, 3/1/16	72,625
72,000	Ashland, Inc. 3.0000%, 3/15/16	73,440
50,000	Ashland, Inc. 3.8750%, 4/15/18	51,625
70,000	FMG Resources August 2006 Pty, Ltd. 6.8750%, 2/1/18 (144A)	73,763
74,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	81,400
100,000	Georgia-Pacific LLC 7.7000%, 6/15/15	108,184
65,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	71,581
		532,618
Brokerage — 2.2%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	71,988
155,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	162,944
120,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	130,500
34,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	36,027
		401,459
Capital Goods — 12.0%
185,000	ADS Tactical, Inc. 11.0000%, 4/1/18 (144A),§	183,613
252,000	Ahern Rentals, Inc. 9.5000%, 6/15/18 (144A)	278,775
290,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.3750%, 10/15/17 (144A)	308,125
274,000	CNH Capital LLC 3.8750%, 11/1/15	281,535
98,000	CNH Capital LLC 3.6250%, 4/15/18	99,715
13,000	Exelis, Inc. 4.2500%, 10/1/16	13,711
120,000	FLIR Systems, Inc. 3.7500%, 9/1/16	125,119
144,000	Interface, Inc. 7.6250%, 12/1/18	153,360
117,000	Masonite International Corp. 8.2500%, 4/15/21 (144A)	129,139
138,000	NES Rentals Holdings, Inc. 7.8750%, 5/1/18 (144A)	147,660
130,000	Nuverra Environmental Solutions, Inc. 9.8750%, 4/15/18	134,225
332,000	TransDigm, Inc. 7.7500%, 12/15/18	356,070
8,000	Vulcan Materials Co. 7.0000%, 6/15/18	9,224
		2,220,271
Communications — 3.6%
40,000	Qwest Corp. 7.5000%, 10/1/14	41,299
145,000	Sprint Communications, Inc. 8.3750%, 8/15/17	170,556
82,000	Verizon Communications, Inc. 2.5000%, 9/15/16	84,909
81,000	Verizon Communications, Inc. 3.6500%, 9/14/18	86,227
250,000	Windstream Corp. 7.8750%, 11/1/17	286,875
		669,866
Consumer Cyclical — 8.5%
55,000	ADT Corp. 4.1250%, 4/15/19	54,571
160,000	CCM Merger, Inc. 9.1250%, 5/1/19 (144A)	170,400
110,000	DR Horton, Inc. 3.7500%, 3/1/19	110,275
325,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	348,956
250,000	Lennar Corp. 4.7500%, 12/15/17	265,000
289,000	Meritage Homes Corp. 4.5000%, 3/1/18	296,225
290,000	MGM Resorts International 7.5000%, 6/1/16	322,987
		1,568,414
Consumer Non-Cyclical — 11.0%
125,000	Capsugel SA 7.0000%, 5/15/19 (144A)	128,750
190,000	Constellation Brands, Inc. 7.2500%, 9/1/16	214,225
250,000	HCA, Inc. 6.5000%, 2/15/16	271,250
190,000	Jarden Corp. 7.5000%, 5/1/17	218,737
134,000	Omnicare, Inc. 7.7500%, 6/1/20	147,400
155,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	166,625
243,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	256,365
173,000	SUPERVALU, Inc. 6.7500%, 6/1/21	175,379
414,000	Tenet Healthcare Corp. 6.2500%, 11/1/18	456,694
		2,035,425
Electric — 1.4%
220,000	AES Corp. 9.7500%, 4/15/16	256,300
Energy — 8.7%
220,000	Berry Petroleum Co. LLC 10.2500%, 6/1/14	222,750
220,000	Chesapeake Energy Corp. 9.5000%, 2/15/15	234,575
122,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	123,220
30,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	34,950
156,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.8750%, 5/1/19	168,480
190,000	Frontier Oil Corp. 6.8750%, 11/15/18	203,300
57,000	Natural Resource Partners L.P. 9.1250%, 10/1/18 (144A)	59,565
238,000	Samson Investment Co. 10.7500%, 2/15/20 (144A)	259,420
126,000	SM Energy Co. 6.6250%, 2/15/19	134,820
168,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	177,660
		1,618,740
Finance Companies — 3.1%
290,000	CIT Group, Inc. 4.7500%, 2/15/15 (144A)	297,975
70,000	GE Capital Trust I 6.3750%, 11/15/67‡	77,000
190,000	SLM Corp. 5.0000%, 4/15/15	197,125
		572,100
Insurance — 1.2%
200,000	Centene Corp. 5.7500%, 6/1/17	217,500
Natural Gas — 5.4%
352,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 7.7500%, 4/1/19	381,920
161,000	Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.5000%, 3/1/20	171,062
2,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	2,130
411,000	Sabine Pass LNG L.P. 7.5000%, 11/30/16	454,155
		1,009,267
Real Estate Investment Trusts (REITs) — 2.6%
150,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	163,875
288,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	312,421
		476,296
Real Estate Management & Development — 0.2%
40,000	Forest City Enterprises, Inc. 3.6250%, 8/15/20 (144A)	41,100
Technology — 1.5%
255,000	CommScope, Inc. 8.2500%, 1/15/19 (144A)	276,038
Transportation — 1.4%
34,000	Eletson Holdings 9.6250%, 1/15/22 (144A)	35,870
14,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	14,067
123,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	126,072
76,000	Swift Services Holdings, Inc. 10.0000%, 11/15/18	83,505
		259,514
Total Corporate Bonds (cost $12,995,662)		13,181,342
Preferred Stock — 1.0%
Commercial Banks — 0.4%
3,175	Royal Bank of Scotland Group PLC	71,819
Construction & Engineering — 0.2%
1,350	Citigroup Capital XIII 7.8750%	37,449
Metals & Mining — 0.4%
2,950	ArcelorMittal	70,741
Total Preferred Stock (cost $184,831)		180,009
U.S. Treasury Notes/Bonds — 20.7%
$ 134,000	0.2500%, 8/31/14	134,094
200,000	0.2500%, 11/30/14	200,219
322,000	0.3750%, 3/15/15	322,704
220,000	0.2500%, 5/31/15	220,232
169,000	0.2500%, 9/30/15	169,066
171,000	0.2500%, 11/30/15	170,880
86,000	0.2500%, 12/31/15	85,886
521,000	0.3750%, 1/31/16	521,163
412,000	0.2500%, 2/29/16	410,906
47,000	1.0000%, 10/31/16	47,349
20,000	0.8750%, 1/31/18	19,675
185,000	0.7500%, 3/31/18	180,418
152,000	1.3750%, 7/31/18	151,097
296,000	1.5000%, 8/31/18	295,445
80,000	1.3750%, 9/30/18	79,281
80,000	1.2500%, 10/31/18	78,725
164,000	2.7500%, 11/15/23	164,743
90,000	2.7500%, 2/15/24	90,197
118,000	3.7500%, 11/15/43	122,167
365,000	3.6250%, 2/15/44	369,220
Total U.S. Treasury Notes/Bonds (cost $3,828,967)		3,833,467
Money Market — 3.7%
685,002	Janus Cash Liquidity Fund LLC, 0.0757% ∞,£ (cost $685,002)	685,002
Total Investments (total cost $18,226,872) – 100%		$ 18,517,259

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$17,632,928	95.2%
Ireland	308,125	1.7
Australia	155,163	0.8
Canada	129,139	0.7
United Kingdom	112,668	0.6
Luxembourg	72,625	0.4
France	70,741	0.4
Greece	35,870	0.2
Total	$18,517,259	100.0%

†† Includes Cash Equivalents of 3.7%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Real Return Fund	$ 2,611,732	14.1%

* Non-income-producing security.

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Real Return Fund
ADS Tactical, Inc. 11.0000%, 4/1/18	11/19/13	$ 166,808	$ 183,613	1.0%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Real Return Fund
Janus Cash Liquidity Fund LLC	2,277,891	10,455,885	(12,048,774)	685,002	$ -	$ 768	$ 685,002

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$637,439	$-	$-

Corporate Bonds	-	13,181,342	-

Preferred Stock	-	180,009	-

U.S. Treasury Notes/Bonds	-	3,833,467	-

Money Market	-	685,002	-

Total Investments in Securities	$637,439	$17,879,820	$-

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 3.3%
$ 16,953,000	AmeriCredit Automobile Receivables Trust 2012-2 3.3800%, 4/9/18	$ 17,628,509
15,814,000	AmeriCredit Automobile Receivables Trust 2012-4 1.9300%, 8/8/18	15,978,339
7,917,000	Gracechurch Card Funding PLC 0.8545%, 6/15/17 (144A),‡	7,954,361
27,668,000	Permanent Master Issuer PLC 1.7889%, 7/15/42 (144A),‡	27,859,186
12,260,000	Santander Drive Auto Receivables Trust 1.9400%, 3/15/18	12,395,804
12,157,473	SMART Trust / Australia 2.5200%, 11/14/16 (144A)	12,252,617
3,636,000	SMART Trust / Australia 0.9700%, 3/14/17	3,641,454
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $97,278,452)		97,710,270
Bank Loans and Mezzanine Loans — 1.0%
Basic Industry — 0.2%
6,645,205	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	6,693,117
Consumer Cyclical — 0.8%
20,154,711	Hilton Worldwide Finance LLC 3.5000%, 10/26/20‡	20,178,090
2,689,579	Pinnacle Entertainment, Inc. 3.7500%, 8/15/16‡	2,704,103
		22,882,193
Total Bank Loans and Mezzanine Loans (cost $29,372,183)		29,575,310
Corporate Bonds — 65.2%
Banking — 13.3%
20,888,000	Abbey National Treasury Services PLC 1.3750%, 3/13/17	20,915,698
9,292,000	Amsouth Bank 5.2000%, 4/1/15	9,663,680
4,505,000	Bank of America Corp. 4.5000%, 4/1/15	4,673,838
7,947,000	Bank of America Corp. 1.5000%, 10/9/15	8,017,450
16,327,000	Bank of America Corp. 1.2500%, 1/11/16	16,412,798
19,617,000	Bank of America Corp. 3.6250%, 3/17/16	20,576,507
6,206,000	Bank of America Corp. 3.7500%, 7/12/16	6,562,888
28,477,000	BBVA U.S. Senior SAU 4.6640%, 10/9/15	29,906,574
46,306,000	Citigroup, Inc. 5.0000%, 9/15/14	47,202,716
6,798,000	Citigroup, Inc. 4.8750%, 5/7/15	7,082,428
30,218,000	Goldman Sachs Group, Inc. 3.6250%, 2/7/16	31,646,707
3,894,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	4,298,832
13,042,000	Intesa Sanpaolo SpA 3.1250%, 1/15/16	13,352,517
48,788,000	JPMorgan Chase & Co. 5.1500%, 10/1/15	51,776,265
12,156,000	Morgan Stanley 4.2000%, 11/20/14	12,431,710
15,784,000	Morgan Stanley 3.4500%, 11/2/15	16,386,270
6,314,000	Morgan Stanley 3.8000%, 4/29/16	6,650,277
7,379,000	Nordea Bank AB 0.8750%, 5/13/16 (144A)	7,368,522
2,997,000	PNC Funding Corp. 5.2500%, 11/15/15	3,200,221
3,997,000	Regions Financial Corp. 7.7500%, 11/10/14	4,165,190
15,375,000	Royal Bank of Scotland Group PLC 5.0500%, 1/8/15	15,733,591
29,327,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15	29,948,996
2,105,000	UBS AG 5.8750%, 7/15/16	2,322,929
1,433,000	Zions Bancorp 4.0000%, 6/20/16	1,487,453
18,492,000	Zions Bancorp 4.5000%, 3/27/17	19,741,800
		391,525,857
Basic Industry — 5.0%
14,299,000	ArcelorMittal 4.2500%, 3/1/16	14,835,212
17,319,000	ArcelorMittal 5.0000%, 2/25/17	18,379,789
16,596,000	Ashland, Inc. 3.0000%, 3/15/16	16,927,920
18,566,000	Ashland, Inc. 3.8750%, 4/15/18	19,169,395
1,782,000	Cascades, Inc. 7.8750%, 1/15/20	1,906,740
11,111,000	Ecolab, Inc. 1.0000%, 8/9/15	11,145,222
22,864,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	25,150,400
6,563,000	Plains Exploration & Production Co. 6.1250%, 6/15/19	7,243,911
13,179,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	14,513,374
15,637,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	17,278,885
		146,550,848
Brokerage — 2.3%
7,824,000	E*TRADE Financial Corp. 6.7500%, 6/1/16	8,469,480
13,268,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	13,947,985
16,971,000	E*TRADE Financial Corp. 6.3750%, 11/15/19	18,455,963
22,908,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	24,273,912
1,660,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	1,700,662
		66,848,002
Capital Goods — 1.6%
2,835,000	CNH Capital LLC 3.6250%, 4/15/18	2,884,612
8,239,000	Eaton Corp. 0.9500%, 11/2/15	8,267,416
9,253,000	Exelis, Inc. 4.2500%, 10/1/16	9,759,417
12,463,000	FLIR Systems, Inc. 3.7500%, 9/1/16	12,994,684
12,944,000	TransDigm, Inc. 7.7500%, 12/15/18	13,882,440
		47,788,569
Communications — 3.2%
20,777,000	British Telecommunications PLC 2.0000%, 6/22/15	21,095,969
19,396,000	Gannett Co., Inc. 6.3750%, 9/1/15	20,559,760
10,859,000	NBCUniversal Enterprise, Inc. 0.7759%, 4/15/16 (144A),‡	10,888,080
9,732,000	Nielsen Finance LLC / Nielsen Finance Co. 7.7500%, 10/15/18	10,401,075
13,436,000	Verizon Communications, Inc. 2.5000%, 9/15/16	13,912,575
13,098,000	Verizon Communications, Inc. 3.6500%, 9/14/18	13,943,240
1,502,000	WPP Finance UK 5.8750%, 6/15/14	1,517,660
		92,318,359
Consumer Cyclical — 7.2%
6,964,000	Brinker International, Inc. 2.6000%, 5/15/18	6,890,962
4,858,500	ClubCorp Club Operations, Inc. 10.0000%, 12/1/18	5,338,277
20,697,000	Ford Motor Credit Co. LLC 2.7500%, 5/15/15	21,119,012
9,115,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	9,786,885
8,874,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	9,217,060
66,218,000	General Motors Co. 3.5000%, 10/2/18 (144A)	67,459,587
24,170,000	General Motors Financial Co., Inc. 2.7500%, 5/15/16	24,486,627
3,846,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	3,879,653
7,730,000	GLP Capital L.P. / GLP Financing II, Inc. 4.3750%, 11/1/18 (144A)	7,932,912
7,541,000	Hanesbrands, Inc. 6.3750%, 12/15/20	8,238,542
13,768,000	MGM Resorts International 6.6250%, 7/15/15	14,594,080
3,254,000	MGM Resorts International 7.5000%, 6/1/16	3,624,143
5,858,000	MGM Resorts International 7.6250%, 1/15/17	6,685,443
7,637,000	PACCAR Financial Corp. 0.7500%, 8/14/15	7,668,105
13,169,000	Time Warner, Inc. 3.1500%, 7/15/15	13,601,009
		210,522,297
Consumer Non-Cyclical — 7.0%
36,534,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	38,452,035
8,434,000	General Mills, Inc. 1.5500%, 5/16/14	8,444,745
15,138,000	GlaxoSmithKline Capital PLC 0.7500%, 5/8/15	15,202,578
11,102,000	Mylan, Inc. 1.3500%, 11/29/16	11,122,161
8,912,000	Mylan, Inc. 6.0000%, 11/15/18 (144A)	9,408,666
14,727,000	PepsiCo, Inc. 0.7000%, 8/13/15	14,760,887
27,974,000	Perrigo Co. PLC 1.3000%, 11/8/16 (144A)	27,916,961
26,717,000	Pilgrim's Pride Corp. 7.8750%, 12/15/18	28,720,775
24,241,000	SABMiller Holdings, Inc. 0.9276%, 8/1/18 (144A),‡	24,427,389
4,292,000	Stater Bros Holdings, Inc. 7.7500%, 4/15/15	4,302,730
14,201,000	Stater Bros Holdings, Inc. 7.3750%, 11/15/18	14,982,055
8,605,000	WM Wrigley Jr Co. 3.7000%, 6/30/14 (144A)	8,668,617
		206,409,599
Electric — 0.7%
3,864,000	AES Corp. / VA 7.7500%, 10/15/15	4,211,760
14,086,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	14,795,639
		19,007,399
Energy — 6.2%
14,294,000	Canadian Natural Resources, Ltd. 1.4500%, 11/14/14	14,378,435
23,968,000	Chesapeake Energy Corp. 3.2500%, 3/15/16	24,207,680
5,792,000	Chesapeake Energy Corp. 7.2500%, 12/15/18	6,747,680
6,609,000	Continental Resources, Inc. 8.2500%, 10/1/19	7,121,198
6,610,000	Nabors Industries, Inc. 2.3500%, 9/15/16 (144A)	6,762,294
22,481,000	Nabors Industries, Inc. 6.1500%, 2/15/18	25,432,036
15,747,000	Petrofac, Ltd. 3.4000%, 10/10/18 (144A)	16,043,689
39,993,000	Phillips 66 1.9500%, 3/5/15	40,459,038
15,125,000	Rowan Cos., Inc. 5.0000%, 9/1/17	16,468,085
22,905,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	24,222,037
		181,842,172
Finance Companies — 3.1%
36,822,000	CIT Group, Inc. 5.0000%, 5/15/17	39,353,512
4,297,000	General Electric Capital Corp. 3.5000%, 6/29/15	4,454,356
12,974,000	General Electric Capital Corp. 2.3750%, 6/30/15	13,271,416
16,868,000	General Electric Capital Corp. 4.3750%, 9/21/15	17,778,552
9,399,000	General Electric Capital Corp. 5.0000%, 1/8/16	10,107,891
6,501,000	International Lease Finance Corp. 2.1834%, 6/15/16‡	6,549,758
		91,515,485
Industrial — 0.5%
4,679,000	Cintas Corp. No. 2 2.8500%, 6/1/16	4,833,005
9,473,000	URS Corp. 3.8500%, 4/1/17	9,804,015
		14,637,020
Insurance — 1.0%
12,148,000	ACE INA Holdings, Inc. 2.6000%, 11/23/15	12,511,298
17,427,000	American International Group, Inc. 2.3750%, 8/24/15	17,776,725
		30,288,023
Mortgage Assets — 1.3%
33,422,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A)	37,399,886
Natural Gas — 4.3%
4,152,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	4,282,070
24,295,000	DCP Midstream Operating L.P. 2.5000%, 12/1/17	24,696,572
3,219,000	DCP Midstream Operating L.P. 2.7000%, 4/1/19	3,211,249
6,414,000	EnLink Midstream Partners L.P. 2.7000%, 4/1/19	6,434,101
8,143,000	Enterprise Products Operating LLC 1.2500%, 8/13/15	8,196,898
42,500,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	45,262,500
4,049,000	Nisource Finance Corp. 5.4000%, 7/15/14	4,103,605
16,987,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	17,761,828
3,263,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	3,326,299
3,888,000	Sunoco, Inc. 4.8750%, 10/15/14	3,973,260
5,701,000	TransCanada PipeLines, Ltd. 0.8750%, 3/2/15	5,723,599
		126,971,981
Owned No Guarantee — 0.4%
12,233,000	Korea National Oil Corp. 2.7500%, 1/23/19 (144A)	12,341,910
Real Estate Investment Trusts (REITs) — 1.1%
2,373,000	Kennedy-Wilson, Inc. 8.7500%, 4/1/19	2,592,502
5,161,000	Prologis L.P. 5.6250%, 11/15/15	5,540,174
5,163,000	Prologis L.P. 5.7500%, 4/1/16	5,608,541
17,873,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	19,388,541
		33,129,758
Technology — 5.0%
16,472,000	CommScope, Inc. 8.2500%, 1/15/19 (144A)	17,830,940
8,730,900	Dun & Bradstreet Corp. 3.2500%, 12/1/17	9,026,939
17,420,000	Fiserv, Inc. 3.1250%, 10/1/15	17,946,676
10,376,000	Fiserv, Inc. 3.1250%, 6/15/16	10,824,420
26,373,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	26,422,845
21,103,000	Total System Services, Inc. 2.3750%, 6/1/18	20,808,592
10,980,000	TSMC Global, Ltd. 0.9500%, 4/3/16 (144A)	10,951,825
12,846,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	12,453,362
15,628,000	Tyco Electronics Group SA 2.3750%, 12/17/18	15,464,922
6,084,000	Xilinx, Inc. 2.1250%, 3/15/19	6,011,491
		147,742,012
Transportation — 2.0%
18,892,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	19,370,742
2,735,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	2,818,639
10,290,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 7/11/14 (144A)	10,339,361
14,629,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	14,994,389
8,601,000	Southwest Airlines Co. 5.2500%, 10/1/14	8,790,351
2,171,000	United Parcel Service, Inc. 3.8750%, 4/1/14	2,171,000
		58,484,482
Total Corporate Bonds (cost $1,893,552,948)		1,915,323,659
U.S. Treasury Notes/Bonds — 28.3%
33,115,000	0.2500%, 4/30/14	33,118,874
9,483,000	0.2500%, 6/30/14	9,487,448
77,903,000	0.6250%, 7/15/14	78,027,801
1,749,000	0.5000%, 8/15/14	1,751,802
58,375,000	0.2500%, 8/31/14	58,416,038
8,786,000	0.2500%, 9/15/14	8,793,204
75,547,000	0.2500%, 10/31/14	75,623,756
155,069,000	0.2500%, 1/15/15	155,238,645
18,606,000	0.2500%, 2/15/15	18,624,904
423,000	0.3750%, 3/15/15	423,926
103,500,000	0.3750%, 4/15/15	103,742,604
41,196,000	0.2500%, 7/31/15	41,232,994
44,102,000	0.2500%, 8/15/15	44,138,164
59,759,000	0.3750%, 8/31/15	59,906,067
62,819,000	0.2500%, 11/30/15†	62,774,838
10,400,000	0.2500%, 12/31/15	10,386,189
29,745,000	0.3750%, 1/31/16	29,754,280
29,693,000	0.2500%, 2/29/16	29,614,135
11,339,000	0.8750%, 9/15/16	11,401,897
Total U.S. Treasury Notes/Bonds (cost $831,674,865)		832,457,566
Short-Term Taxable Variable Rate Demand Note — 0%
865,000	California Infrastructure & Economic Development Bank 0.3000%, 4/1/24‡ (cost $865,000)	865,000
Money Market — 2.2%
63,218,000	Janus Cash Liquidity Fund LLC, 0.0757% ∞,£ (cost $63,218,000)	63,218,000
Total Investments (total cost $2,915,961,448) – 100%		$ 2,939,149,805

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$2,457,732,216	83.6%
United Kingdom	218,099,003	7.4
Australia	67,108,330	2.3
Luxembourg	33,215,001	1.1
Spain	29,906,574	1.0
South Korea	26,422,845	0.9
Taiwan	23,405,187	0.8
Canada	22,008,774	0.7
Switzerland	17,787,851	0.6
Italy	13,352,517	0.5
South Korea	12,341,910	0.4
Netherlands	10,401,075	0.4
Sweden	7,368,522	0.3
Total	$2,939,149,805	100.0%

†† Includes Cash Equivalents of 2.2%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company

144A	Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Short-Term Bond Fund	$ 475,446,215	16.2%

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Janus Short-Term Bond Fund	$ 29,978,910

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Janus Short-Term Bond Fund
Janus Cash Liquidity Fund LLC	39,010,000	1,317,839,192	(1,293,631,192)	63,218,000	$ -	$ 26,597	$ 63,218,000

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$97,710,270	$-

Bank Loans and Mezzanine Loans	-	29,575,310	-

Corporate Bonds	-	1,915,323,659	-

U.S. Treasury Notes/Bonds	-	832,457,566	-

Short-Term Taxable Variable Rate Demand Note	-	865,000	-

Money Market	-	63,218,000	-

Total Investments in Securities	$-	$2,939,149,805	$-

Perkins Large Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Common Stock — 94.5%
Aerospace & Defense — 3.0%
14,500	General Dynamics Corp.	$ 1,579,340
9,300	Honeywell International, Inc.	862,668
11,200	Rockwell Collins, Inc.	892,304
8,000	United Technologies Corp.	934,720
		4,269,032
Auto Components — 0.5%
14,140	Johnson Controls, Inc.	669,105
Beverages — 2.2%
17,600	Molson Coors Brewing Co. - Class B	1,035,936
24,829	PepsiCo, Inc.	2,073,221
		3,109,157
Biotechnology — 0.6%
7,000	Amgen, Inc.	863,380
Capital Markets — 2.8%
13,868	Franklin Resources, Inc.	751,368
4,400	Goldman Sachs Group, Inc.	720,940
17,035	State Street Corp.	1,184,785
15,569	T Rowe Price Group, Inc.	1,282,107
		3,939,200
Commercial Banks — 9.7%
49,524	BB&T Corp.	1,989,379
20,151	CIT Group, Inc.	987,802
50,018	Citigroup, Inc.	2,380,857
60,573	Fifth Third Bancorp	1,390,150
25,000	JPMorgan Chase & Co.	1,517,750
21,322	PNC Financial Services Group, Inc.	1,855,014
20,800	U.S. Bancorp	891,488
58,544	Wells Fargo & Co.	2,911,979
		13,924,419
Commercial Services & Supplies — 2.1%
36,000	Republic Services, Inc.	1,229,760
42,000	Tyco International, Ltd. (U.S. Shares)	1,780,800
		3,010,560
Communications Equipment — 1.4%
48,800	Cisco Systems, Inc.	1,093,608
12,310	QUALCOMM, Inc.	970,767
		2,064,375
Construction & Engineering — 0.8%
17,000	Jacobs Engineering Group, Inc.*	1,079,500
Consumer Finance — 0.8%
20,800	Discover Financial Services	1,210,352
Diversified Financial Services — 3.3%
30,400	Berkshire Hathaway, Inc. - Class B*	3,799,088
4,360	IntercontinentalExchange Group, Inc.	862,539
		4,661,627
Diversified Telecommunication Services — 1.3%
38,808	Verizon Communications, Inc.	1,846,096
Electric Utilities — 1.4%
61,000	PPL Corp.	2,021,540
Energy Equipment & Services — 2.2%
18,229	Ensco PLC - Class A	962,127
6,814	National Oilwell Varco, Inc.	530,606
17,212	Schlumberger, Ltd. (U.S. Shares)	1,678,170
		3,170,903
Food & Staples Retailing — 2.3%
23,794	CVS Caremark Corp.	1,781,219
18,940	Wal-Mart Stores, Inc.	1,447,584
		3,228,803
Food Products — 1.7%
19,623	General Mills, Inc.	1,016,864
33,600	Unilever PLC (ADR)	1,437,408
		2,454,272
Health Care Equipment & Supplies — 4.9%
45,021	Abbott Laboratories	1,733,758
24,541	Baxter International, Inc.	1,805,727
15,200	Medtronic, Inc.	935,408
16,300	Stryker Corp.	1,327,961
12,500	Zimmer Holdings, Inc.	1,182,250
		6,985,104
Health Care Providers & Services — 2.3%
16,000	Laboratory Corp. of America Holdings*	1,571,360
9,600	McKesson Corp.	1,695,072
		3,266,432
Hotels, Restaurants & Leisure — 1.3%
19,365	McDonald's Corp.	1,898,351
Household Products — 1.3%
24,000	Procter & Gamble Co.	1,934,400
Industrial Conglomerates — 0.9%
49,042	General Electric Co.	1,269,697
Information Technology Services — 1.5%
27,134	Accenture PLC - Class A (U.S. Shares)	2,163,122
Insurance — 5.3%
20,800	Allstate Corp.	1,176,864
68,000	American International Group, Inc.	3,400,680
12,306	Chubb Corp.	1,098,926
39,194	Marsh & McLennan Cos., Inc.	1,932,264
		7,608,734
Leisure Products — 0.9%
31,225	Mattel, Inc.	1,252,435
Life Sciences Tools & Services — 1.0%
12,000	Thermo Fisher Scientific, Inc.	1,442,880
Machinery — 1.0%
5,623	Deere & Co.	510,568
11,600	Stanley Black & Decker, Inc.	942,384
		1,452,952
Media — 2.7%
25,600	Comcast Corp. - Class A	1,280,512
24,800	Time Warner, Inc.	1,620,184
12,400	Walt Disney Co.	992,868
		3,893,564
Metals & Mining — 0.5%
29,633	Goldcorp, Inc. (U.S. Shares)	725,416
Multiline Retail — 0.8%
20,064	Target Corp.	1,214,073
Oil, Gas & Consumable Fuels — 8.1%
13,699	Anadarko Petroleum Corp.	1,161,127
15,918	Chevron Corp.	1,892,809
11,200	Enterprise Products Partners L.P.	776,832
18,500	Noble Energy, Inc.	1,314,240
13,923	Occidental Petroleum Corp.	1,326,723
32,493	QEP Resources, Inc.	956,594
45,000	Royal Dutch Shell PLC (ADR)	3,287,700
11,912	Whiting Petroleum Corp.*	826,574
		11,542,599
Pharmaceuticals — 10.7%
14,426	AbbVie, Inc.	741,496
28,558	GlaxoSmithKline PLC (ADR)	1,525,854
21,600	Johnson & Johnson	2,121,768
56,615	Merck & Co., Inc.	3,214,034
37,600	Novartis AG (ADR)	3,196,752
96,019	Pfizer, Inc.	3,084,130
25,600	Teva Pharmaceutical Industries, Ltd. (ADR)	1,352,704
		15,236,738
Real Estate Investment Trusts (REITs) — 1.9%
10,000	Equity Residential	579,900
72,000	Weyerhaeuser Co.	2,113,200
		2,693,100
Road & Rail — 1.9%
10,534	Kansas City Southern	1,075,100
8,500	Union Pacific Corp.	1,595,110
		2,670,210
Semiconductor & Semiconductor Equipment — 2.2%
29,000	Altera Corp.	1,050,960
24,240	Analog Devices, Inc.	1,288,114
32,000	Intel Corp.	825,920
		3,164,994
Software — 4.9%
35,874	CA, Inc.	1,111,018
18,000	Check Point Software Technologies, Ltd.*	1,217,340
55,000	Microsoft Corp.	2,254,450
58,677	Oracle Corp.	2,400,476
		6,983,284
Technology Hardware, Storage & Peripherals — 1.0%
50,000	EMC Corp.	1,370,500
Textiles, Apparel & Luxury Goods — 1.3%
11,282	Ralph Lauren Corp.	1,815,612
Wireless Telecommunication Services — 2.0%
49,325	Rogers Communications, Inc. - Class B	2,044,028
20,727	Vodafone Group PLC (ADR)	762,961
		2,806,989
Total Common Stock (cost $99,309,284)		134,913,507
Exchange-Traded Fund — 0.4%
Capital Markets — 0.4%
4,800	SPDR Gold Trust (ETF)* (cost $751,196)	593,328
Repurchase Agreement — 5.1%
$ 7,300,000	ING Financial Markets LLC, 0.0400%, dated 3/31/14, maturing 4/1/14 to be repurchased at $7,300,008 collateralized by $8,435,130 in U.S. Treasuries 0.1250% - 3.3750%, 4/17/14 - 2/15/43 with a value of $7,446,167	7,300,000
Total Investments (total cost $107,360,480) – 100%		$ 142,806,835

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$127,256,672	89.1%
United Kingdom	7,013,923	4.9
Switzerland	3,196,752	2.2
Canada	2,769,444	2.0
Israel	2,570,044	1.8
Total	$142,806,835	100.0%

†† Includes Cash Equivalents of 5.1%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$134,913,507	$—	$—

Exchange-Traded Fund	593,328	—	—

Repurchase Agreement	—	7,300,000	—

Total Investment in Securities	$135,506,835	$7,300,000	$—

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Common Stock — 95.2%
Aerospace & Defense — 1.5%
479,124	General Dynamics Corp.	$ 52,186,186
1,114,139	Rockwell Collins, Inc.	88,763,454
		140,949,640
Auto Components — 0.9%
1,034,960	TRW Automotive Holdings Corp.*	84,473,435
Beverages — 2.6%
2,489,768	Dr Pepper Snapple Group, Inc.	135,592,765
1,904,913	Molson Coors Brewing Co. - Class B	112,123,179
		247,715,944
Capital Markets — 3.5%
536,764	Carlyle Group L.P.	18,861,887
976,278	Northern Trust Corp.	64,004,786
1,762,642	Raymond James Financial, Inc.	98,584,567
700,000	State Street Corp.	48,685,000
1,212,554	T Rowe Price Group, Inc.	99,853,822
		329,990,062
Commercial Banks — 7.7%
3,032,459	CIT Group, Inc.	148,651,140
5,095,181	Fifth Third Bancorp	116,934,404
2,587,256	First Republic Bank	139,685,952
5,901,892	Fulton Financial Corp.	74,245,801
793,216	M&T Bank Corp.	96,217,101
4,804,041	Zions Bancorp	148,829,190
		724,563,588
Commercial Services & Supplies — 4.4%
6,248,826	Republic Services, Inc.	213,459,896
4,664,960	Tyco International, Ltd. (U.S. Shares)	197,794,304
		411,254,200
Communications Equipment — 0.9%
1,319,408	Motorola Solutions, Inc.	84,824,740
Construction & Engineering — 1.4%
1,302,882	Jacobs Engineering Group, Inc.*	82,733,007
1,782,255	KBR, Inc.	47,550,563
		130,283,570
Consumer Finance — 0.9%
1,396,505	Discover Financial Services	81,262,626
Containers & Packaging — 0.8%
1,574,819	Crown Holdings, Inc.*	70,457,402
Diversified Financial Services — 0.3%
138,632	IntercontinentalExchange Group, Inc.	27,425,569
Electric Utilities — 2.7%
7,652,359	PPL Corp.	253,599,177
Electrical Equipment — 1.7%
4,847,287	Babcock & Wilcox Co.	160,929,928
Energy Equipment & Services — 1.6%
895,144	Ensco PLC - Class A	47,245,700
1,678,281	Frank's International NV	41,587,803
429,396	National Oilwell Varco, Inc.	33,437,067
1,603,197	Weatherford International, Ltd.*	27,831,500
		150,102,070
Food & Staples Retailing — 1.4%
909,059	Casey's General Stores, Inc.	61,443,298
1,806,457	Sysco Corp.	65,267,291
		126,710,589
Food Products — 1.9%
918,429	JM Smucker Co.	89,308,036
1,201,211	McCormick & Co., Inc.	86,174,877
		175,482,913
Gas Utilities — 1.2%
2,200,195	AGL Resources, Inc.	107,721,547
Health Care Equipment & Supplies — 3.7%
1,783,878	Stryker Corp.	145,332,541
1,000,000	Varian Medical Systems, Inc.*	83,990,000
1,250,000	Zimmer Holdings, Inc.	118,225,000
		347,547,541
Health Care Providers & Services — 4.4%
1,753,201	Laboratory Corp. of America Holdings*	172,181,870
280,076	McKesson Corp.	49,453,019
3,519,542	Patterson Cos., Inc.	146,976,074
716,805	Quest Diagnostics, Inc.	41,517,346
		410,128,309
Insurance — 8.1%
3,201,028	Allstate Corp.	181,114,164
2,694,158	Arthur J Gallagher & Co.	128,188,038
2,744,544	Marsh & McLennan Cos., Inc.	135,306,019
1,100,000	RenaissanceRe Holdings, Ltd.	107,360,000
2,574,904	Torchmark Corp.	202,644,945
		754,613,166
Leisure Products — 1.1%
2,634,341	Mattel, Inc.	105,663,418
Life Sciences Tools & Services — 1.2%
953,839	Thermo Fisher Scientific, Inc.	114,689,601
Machinery — 0.9%
332,507	Deere & Co.	30,191,635
701,036	Stanley Black & Decker, Inc.	56,952,165
		87,143,800
Marine — 1.8%
1,655,742	Kirby Corp.*	167,643,878
Metals & Mining — 1.4%
1,334,300	Allegheny Technologies, Inc.	50,276,424
3,296,865	Goldcorp, Inc. (U.S. Shares)	80,707,255
		130,983,679
Multi-Utilities — 1.6%
2,636,470	Alliant Energy Corp.	149,777,861
Multiline Retail — 1.8%
1,005,178	Macy's, Inc.	59,597,004
1,772,607	Nordstrom, Inc.	110,699,307
		170,296,311
Oil, Gas & Consumable Fuels — 7.3%
951,200	Anadarko Petroleum Corp.	80,623,712
1,479,905	HollyFrontier Corp.	70,413,880
1,601,000	Noble Energy, Inc.	113,735,040
1,068,852	Plains All American Pipeline L.P.	58,915,122
7,466,637	Plains GP Holdings L.P. - Class A£	208,916,503
3,622,833	QEP Resources, Inc.	106,656,204
679,593	Whiting Petroleum Corp.*	47,156,958
		686,417,419
Pharmaceuticals — 1.2%
1,525,208	Teva Pharmaceutical Industries, Ltd. (ADR)	80,591,991
951,326	Zoetis, Inc.	27,531,374
		108,123,365
Real Estate Investment Trusts (REITs) — 8.9%
729,556	Alexandria Real Estate Equities, Inc.	52,936,583
550,000	AvalonBay Communities, Inc.	72,226,000
1,600,000	Equity Lifestyle Properties, Inc.	65,040,000
1,416,012	Home Properties, Inc.	85,130,642
2,122,871	Potlatch Corp.£	82,133,879
622,147	Public Storage	104,825,548
4,246,090	Redwood Trust, Inc.£	86,110,705
645,403	Taubman Centers, Inc.	45,688,079
6,363,881	Two Harbors Investment Corp.	65,229,780
6,100,000	Weyerhaeuser Co.	179,035,000
		838,356,216
Road & Rail — 3.3%
1,402,922	Canadian Pacific Railway, Ltd. (U.S. Shares)	211,041,557
1,005,321	Kansas City Southern	102,603,061
		313,644,618
Semiconductor & Semiconductor Equipment — 3.1%
3,537,275	Altera Corp.	128,190,846
1,557,883	Analog Devices, Inc.	82,785,903
1,703,016	Microchip Technology, Inc.	81,336,044
		292,312,793
Software — 3.5%
3,000,000	CA, Inc.	92,910,000
1,900,000	Check Point Software Technologies, Ltd.*	128,497,000
2,763,348	Synopsys, Inc.*	106,140,197
		327,547,197
Specialty Retail — 0.5%
660,761	Ross Stores, Inc.	47,277,450
Textiles, Apparel & Luxury Goods — 2.1%
387,173	PVH Corp.	48,307,575
933,445	Ralph Lauren Corp.	150,219,304
		198,526,879
Thrifts & Mortgage Finance — 0.9%
3,530,183	Washington Federal, Inc.	82,253,264
Trading Companies & Distributors — 1.2%
1,295,939	MSC Industrial Direct Co., Inc. - Class A	112,124,642
Wireless Telecommunication Services — 1.8%
4,128,198	Rogers Communications, Inc. - Class B	171,096,309
Total Common Stock (cost $6,958,744,657)		8,923,914,716
Repurchase Agreements — 4.8%
$ 50,000,000	Credit Agricole, New York, 0.0500% dated 3/31/14, maturing 4/1/14 to be repurchased at $50,000,069 collateralized by $50,971,340 in U.S. Treasuries 0.1250% - 2.0000%, 1/15/21 - 2/15/42 with a value of $51,000,021	50,000,000
25,000,000	Deutsche Bank Securities, Inc., 0.0500%, dated 3/31/14, maturing 4/1/14 to be repurchased at $25,000,035 collateralized by $25,609,800 in a U.S. Treasury 0.7500%, 3/15/17 with a value of $25,500,090	25,000,000
25,300,000	ING Financial Markets LLC, 0.0400% dated 3/31/14, maturing 4/1/14 to be repurchased at $25,300,028 collateralized by $29,234,081 in U.S. Treasuries 0.1250% - 3.3750%, 4/17/14 - 2/15/43 with a value of $25,806,580	25,300,000
350,000,000	RBC Capital Markets Corp., 0.0300% dated 3/31/14, maturing 4/1/14 to be repurchased at $350,000,292 collateralized by $850,000 in a U.S. Government Agency 2.1000%, 9/27/21 and $367,341,638 in U.S. Treasuries 0.0000% - 9.8750%, 4/17/14 - 2/15/44 with respective values of $822,616 and $356,177,433	350,000,000
Total Repurchase Agreements (cost $ 450,300,000)		450,300,000
Total Investments (total cost $ 7,409,044,657) – 100%		$ 9,374,214,716

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$8,702,280,604	92.8%
Canada	462,845,121	5.0
Israel	209,088,991	2.2
Total	$9,374,214,716	100.0%

†† Includes Cash Equivalents of 4.8%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain	Income	at 3/31/14
Perkins Mid Cap Value Fund
Plains GP Holdings L.P. - Class A	-	7,800,842	(334,205)	7,466,637	$ 45,843	$ 842,646	$ 208,916,503
Potlatch Corp.	1,222,871	900,000	-	2,122,871	-	1,981,463	82,133,879
Redwood Trust, Inc.	2,500,000	1,746,090	-	4,246,090	-	2,992,819	86,110,705
					$ 45,843	$ 5,816,928	$ 377,161,087

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$8,923,914,716	$—	$—

Repurchase Agreements	—	450,300,000	—

Total Investment in Securities	$8,923,914,716	$450,300,000	$—

Perkins Select Value Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Common Stock — 90.2%
Chemicals — 1.7%
220,000	Borregaard ASA	$ 1,474,092
Commercial Banks — 5.0%
20,000	Bank of Marin Bancorp	900,400
10,000	BOK Financial Corp.	690,500
15,000	First Republic Bank	809,850
60,000	Heritage Financial Corp.	1,015,200
10,000	PNC Financial Services Group, Inc.	870,000
		4,285,950
Commercial Services & Supplies — 2.6%
35,000	Tetra Tech, Inc.*	1,035,650
28,000	Tyco International, Ltd. (U.S. Shares)	1,187,200
		2,222,850
Communications Equipment — 0.9%
12,000	Motorola Solutions, Inc.	771,480
Construction & Engineering — 4.3%
18,000	EMCOR Group, Inc.	842,220
18,000	Granite Construction, Inc.	718,740
16,000	Jacobs Engineering Group, Inc.*	1,016,000
36,000	KBR, Inc.	960,480
22,550	Sterling Construction Co., Inc.*	195,508
		3,732,948
Diversified Telecommunication Services — 0.4%
6,575	Verizon Communications, Inc.	312,773
Electric Utilities — 0.5%
12,000	NRG Yield, Inc. - Class A	474,360
Electrical Equipment — 1.5%
40,000	Babcock & Wilcox Co.	1,328,000
Energy Equipment & Services — 1.2%
20,000	Ensco PLC - Class A	1,055,600
Food & Staples Retailing — 3.4%
44,000	Casey's General Stores, Inc.	2,973,960
Food Products — 1.4%
140,000	Orkla ASA	1,194,212
Health Care Equipment & Supplies — 10.1%
65,000	Abbott Laboratories	2,503,150
40,000	Baxter International, Inc.	2,943,200
40,000	Hill-Rom Holdings, Inc.	1,541,600
21,000	Stryker Corp.	1,710,870
		8,698,820
Health Care Providers & Services — 5.3%
20,000	Laboratory Corp. of America Holdings*	1,964,200
45,000	Owens & Minor, Inc.	1,576,350
25,704	Patterson Cos., Inc.	1,073,399
		4,613,949
Health Care Technology — 1.2%
35,000	Omnicell, Inc.*	1,001,700
Information Technology Services — 2.0%
8,000	Accenture PLC - Class A (U.S. Shares)	637,760
20,000	Jack Henry & Associates, Inc.	1,115,200
		1,752,960
Leisure Products — 1.6%
34,000	Mattel, Inc.	1,363,740
Life Sciences Tools & Services — 0.7%
5,000	Thermo Fisher Scientific, Inc.	601,200
Machinery — 3.2%
30,000	Briggs & Stratton Corp.	667,500
15,000	Kennametal, Inc.	664,500
12,000	Pfeiffer Vacuum Technology AG	1,465,721
		2,797,721
Marine — 3.5%
72,000	Irish Continental Group PLC	3,020,043
Oil, Gas & Consumable Fuels — 9.0%
212,919	Lone Pine Resources Canada, Ltd.β	135,800
212,919	Lone Pine Resources, Inc.β	135,493
10,000	Noble Energy, Inc.	710,400
20,000	Occidental Petroleum Corp.	1,905,800
35,000	Plains All American Pipeline L.P.	1,929,200
20,000	Plains GP Holdings L.P. - Class A	559,600
68,000	QEP Midstream Partners L.P.	1,589,840
12,000	Whiting Petroleum Corp.*	832,680
		7,798,813
Pharmaceuticals — 9.5%
18,000	AbbVie, Inc.	925,200
30,000	GlaxoSmithKline PLC (ADR)	1,602,900
45,000	Merck & Co., Inc.	2,554,650
20,000	Novartis AG (ADR)	1,700,400
20,000	Teva Pharmaceutical Industries, Ltd. (ADR)	1,056,800
12,000	Zoetis, Inc.	347,280
		8,187,230
Real Estate Investment Trusts (REITs) — 6.4%
25,000	Home Properties, Inc.	1,503,000
40,000	Potlatch Corp.	1,547,600
15,000	Ventas, Inc.	908,550
55,000	Weyerhaeuser Co.	1,614,250
		5,573,400
Road & Rail — 1.7%
3,000	Kansas City Southern	306,180
6,000	Union Pacific Corp.	1,125,960
		1,432,140
Semiconductor & Semiconductor Equipment — 3.2%
35,000	Altera Corp.	1,268,400
12,000	Hittite Microwave Corp.	756,480
15,000	Microchip Technology, Inc.	716,400
		2,741,280
Software — 2.9%
8,000	Autodesk, Inc.*	393,440
14,000	Check Point Software Technologies, Ltd.*	946,820
30,000	Synopsys, Inc.*	1,152,300
		2,492,560
Specialty Retail — 0.9%
52,000	MarineMax, Inc.*	789,880
Technology Hardware, Storage & Peripherals — 2.1%
15,000	Diebold, Inc.	598,350
45,000	EMC Corp.	1,233,450
		1,831,800
Thrifts & Mortgage Finance — 3.4%
50,000	Capitol Federal Financial, Inc.	627,500
130,000	OceanFirst Financial Corp.	2,299,700
		2,927,200
Wireless Telecommunication Services — 0.6%
13,636	Vodafone Group PLC (ADR)	501,941
Total Common Stock (cost $65,121,810)		77,952,602
Repurchase Agreement — 9.8%
$8,500,000	ING Financial Markets LLC, 0.0400% dated 3/31/14, maturing 4/1/14 to be repurchased at $8,500,009 collateralized by $9,821,727 in U.S. Treasuries 0.1250% - 3.3750%, 4/17/14 - 2/15/43 with a value of $8,670,195 (cost $8,500,000)	8,500,000
Total Investments (total cost $73,621,810) – 100%		$ 86,452,602

Summary of Investments by Country – (Long Positions)

March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States††	$73,218,380	84.7%
Ireland	3,020,043	3.5
Norway	2,668,304	3.1
United Kingdom	2,104,841	2.4
Israel	2,003,620	2.3
Switzerland	1,700,400	2.0
Germany	1,465,721	1.7
Canada	271,293	0.3
Total	$86,452,602	100.0%

††	Includes Cash Equivalents of 9.8%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

β Security is illiquid.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$7,527,520	$—	$271,293
All Other	70,153,789	—	—

Repurchase Agreement	—	8,500,000	—

Total Investments in Securities	$77,681,309	$8,500,000	$271,293

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares		Value
Common Stock — 100.0%
Auto Components — 1.0%
952,250	Dana Holding Corp.	$ 22,158,857
Commercial Banks — 16.6%
507,532	Bank of Hawaii Corp.	30,761,515
1,229,530	BankUnited, Inc.	42,750,758
226,583	Banner Corp.	9,337,485
2,114,463	BBCN Bancorp, Inc.	36,241,896
384,549	BOK Financial Corp.	26,553,108
1,795,901	Columbia Banking System, Inc.	51,219,097
2,149,887	Fulton Financial Corp.	27,045,579
411,884	Glacier Bancorp, Inc.	11,973,468
1,567,736	Investors Bancorp, Inc.	43,332,223
849,289	Prosperity Bancshares, Inc.	56,180,467
408,382	Texas Capital Bancshares, Inc.*	26,520,327
		361,915,923
Commercial Services & Supplies — 1.8%
1,304,056	Tetra Tech, Inc.*	38,587,017
Communications Equipment — 1.8%
650,556	Aruba Networks, Inc.*	12,197,925
800,592	NETGEAR, Inc.*	27,003,968
		39,201,893
Construction & Engineering — 3.4%
1,008,045	EMCOR Group, Inc.	47,166,426
440,283	Granite Construction, Inc.	17,580,500
972,500	Sterling Construction Co., Inc.*,£	8,431,575
		73,178,501
Containers & Packaging — 3.8%
501,821	Aptargroup, Inc.	33,170,368
197,558	Silgan Holdings, Inc.	9,783,072
958,525	Sonoco Products Co.	39,318,696
		82,272,136
Electric Utilities — 0.5%
261,860	NRG Yield, Inc. - Class A	10,351,326
Electrical Equipment — 2.0%
953,280	Babcock & Wilcox Co.	31,648,896
479,808	Brady Corp. - Class A	13,026,787
		44,675,683
Energy Equipment & Services — 0.5%
413,276	Frank's International NV	10,240,979
Food & Staples Retailing — 2.8%
896,408	Casey's General Stores, Inc.	60,588,217
Food Products — 3.9%
2,089,575	Flowers Foods, Inc.	44,821,384
423,797	J&J Snack Foods Corp.	40,671,798
		85,493,182
Health Care Equipment & Supplies — 4.7%
435,411	Haemonetics Corp.*	14,190,044
1,072,638	Hill-Rom Holdings, Inc.	41,339,469
773,876	Meridian Bioscience, Inc.	16,862,758
633,644	STERIS Corp.	30,256,501
		102,648,772
Health Care Providers & Services — 5.8%
455,287	Bio-Reference Labs, Inc.*	12,602,344
1,782,905	Owens & Minor, Inc.	62,455,162
1,247,047	Patterson Cos., Inc.	52,076,683
		127,134,189
Health Care Technology — 1.1%
805,000	Omnicell, Inc.*	23,039,100
Household Durables — 1.0%
694,076	Leggett & Platt, Inc.	22,654,641
Information Technology Services — 0.9%
359,212	Jack Henry & Associates, Inc.	20,029,661
Insurance — 3.1%
424,184	Brown & Brown, Inc.	13,047,900
202,489	Infinity Property & Casualty Corp.	13,694,331
414,382	RenaissanceRe Holdings, Ltd.	40,443,683
		67,185,914
Life Sciences Tools & Services — 4.4%
1,091,834	Bruker Corp.*	24,882,897
348,653	Charles River Laboratories International, Inc.*	21,037,722
202,649	Covance, Inc.*	21,055,231
377,951	ICON PLC*	17,971,570
223,127	PerkinElmer, Inc.	10,054,103
		95,001,523
Machinery — 6.7%
612,967	Astec Industries, Inc.	26,915,381
1,229,013	Briggs & Stratton Corp.	27,345,539
732,164	CLARCOR, Inc.	41,989,606
408,254	Kennametal, Inc.	18,085,652
436,188	Lincoln Electric Holdings, Inc.	31,409,898
		145,746,076
Marine — 2.5%
535,102	Kirby Corp.*	54,179,077
Metals & Mining — 1.1%
640,197	Allegheny Technologies, Inc.	24,122,623
Multiline Retail — 0.8%
199,928	Dillard's, Inc. - Class A	18,473,347
Oil, Gas & Consumable Fuels — 6.8%
424,420	Newfield Exploration Co.*	13,309,811
931,327	Plains All American Pipeline L.P.	51,334,744
1,284,311	QEP Midstream Partners L.P.	30,027,191
572,135	QEP Resources, Inc.	16,843,655
364,895	Western Gas Partners L.P.	24,152,400
306,518	Western Refining, Inc.	11,831,595
		147,499,396
Paper & Forest Products — 1.1%
921,988	PH Glatfelter Co.	25,096,513
Real Estate Investment Trusts (REITs) — 6.5%
812,844	BioMed Realty Trust, Inc.	16,655,173
681,440	Healthcare Realty Trust, Inc.	16,456,776
877,709	Home Properties, Inc.	52,767,865
93,436	Post Properties, Inc.	4,587,708
1,332,574	Potlatch Corp.	51,557,288
		142,024,810
Road & Rail — 1.6%
393,726	Heartland Express, Inc.	8,933,643
469,814	Roadrunner Transportation Systems, Inc.*	11,858,105
573,336	Swift Transportation Co.*	14,190,066
		34,981,814
Semiconductor & Semiconductor Equipment — 3.8%
274,823	Hittite Microwave Corp.	17,324,842
390,147	MKS Instruments, Inc.	11,661,494
563,528	Semtech Corp.*	14,279,799
1,275,222	Teradyne, Inc.	25,364,166
510,321	Ultratech, Inc.*	14,896,270
		83,526,571
Software — 5.2%
1,753,128	Cadence Design Systems, Inc.*	27,243,609
47,516	FactSet Research Systems, Inc.	5,122,700
430,519	Netscout Systems, Inc.*	16,178,904
506,963	NICE Systems, Ltd. (ADR)	22,640,968
750,000	Synopsys, Inc.*	28,807,500
709,119	TIBCO Software, Inc.*	14,409,298
		114,402,979
Specialty Retail — 0.7%
521,618	MarineMax, Inc.*,£	7,923,377
417,652	Select Comfort Corp.*	7,551,148
		15,474,525
Textiles, Apparel & Luxury Goods — 0.5%
376,554	Wolverine World Wide, Inc.	10,750,617
Thrifts & Mortgage Finance — 3.6%
2,006,501	Capitol Federal Financial, Inc.	25,181,588
811,641	Provident Financial Services, Inc.	14,909,845
1,605,528	Washington Federal, Inc.	37,408,802
		77,500,235
Total Common Stock (cost $1,699,446,971)		2,180,136,097
Total Investments (total cost $1,699,446,971) – 100%		$ 2,180,136,097

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)

Country	Value	% of Investment Securities
United States	$2,139,523,559	98.1%
Israel	22,640,968	1.1
Ireland	17,971,570	0.8
Total	$2,180,136,097	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company

* Non-income-producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	At 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Perkins Small Cap Value Fund
MarineMax, Inc.(1)	1,250,000	100,000	(828,382)	521,618	$ 7,250,343	$ -	N/A
Sterling Construction Co., Inc.	975,000	-	(2,500)	972,500	(23,094)	-	$ 8,431,575
					$ 7,227,249	$ -	$ 8,431,575
(1)	Company was no longer an affiliate as of March 31, 2014.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$2,180,136,097	$—	$—

Total Investments in Securities	$2,180,136,097	$—	$—

Perkins Value Plus Income Fund

Schedule of Investments (unaudited)

As of March 31, 2014

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.4%
$ 69,000	AmeriCredit Automobile Receivables Trust 2012-4 2.6800%, 10/9/18	$ 70,596
25,000	AmeriCredit Automobile Receivables Trust 2013-4 3.3100%, 10/8/19	25,799
22,742	COMM 2006-FL12 Mortgage Trust 0.5350%, 12/15/20 (144A),‡	22,231
22,742	COMM 2006-FL12 Mortgage Trust 0.7250%, 12/15/20 (144A),‡	21,777
20,000	COMM 2007-C9 Mortgage Trust 5.6500%, 12/10/49	21,300
127,000	Commercial Mortgage Trust 2007-GG11 5.8670%, 12/10/49‡	139,531
82,426	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20 (144A), §	70,732
100,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	88,370
100,000	GS Mortgage Securities Corp. II 3.7544%, 11/8/29 (144A),‡	101,539
18,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	19,126
27,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	27,295
28,000	Santander Drive Auto Receivables Trust 2012-5 3.3000%, 9/17/18	28,903
122,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 5.3830%, 12/15/43	132,057
35,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 5.5910%, 4/15/47‡	38,373
25,000	WFCM 2014-TISH SCH1 2.9043%, 1/15/27	25,000
25,000	WFCM 2014-TISH WTS1 2.4043%, 2/15/17	25,000
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $860,576)		857,629
Bank Loans and Mezzanine Loans — 0.6%
Basic Industry — 0.1%
64,838	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	65,305
Communications — 0.1%
81,000	Tribune Co. 4.0000%, 12/27/20‡	80,919
Consumer Cyclical — 0.2%
97,020	MGM Resorts International 3.5000%, 12/20/19‡	96,748
Consumer Non-Cyclical — 0.2%
18,000	CHS / Community Health Systems, Inc. 4.2500%, 1/27/21‡	18,139
74,000	IMS Health, Inc. 3.7500%, 3/17/21‡	73,828
48,105	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	48,069
		140,036
Total Bank Loans and Mezzanine Loans (cost $381,759)		383,008
Common Stock — 56.7%
Beverages — 0.4%
3,200	PepsiCo, Inc.	267,200
Capital Markets — 0.6%
4,500	T Rowe Price Group, Inc.	370,575
Chemicals — 0.8%
2,100	Air Products & Chemicals, Inc.†	249,984
37,000	Borregaard ASA	247,916
		497,900
Commercial Banks — 4.7%
7,500	BB&T Corp.†	301,275
4,200	BOK Financial Corp.	290,010
6,700	Fifth Third Bancorp	153,765
16,000	Fulton Financial Corp.	201,280
12,500	JPMorgan Chase & Co.	758,875
2,300	M&T Bank Corp.	278,990
20,000	Wells Fargo & Co.†	994,800
		2,978,995
Commercial Services & Supplies — 1.6%
60,000	G4S PLC†	241,532
12,900	Republic Services, Inc.	440,664
8,000	Tyco International, Ltd. (U.S. Shares)	339,200
		1,021,396
Communications Equipment — 0.7%
8,000	Cisco Systems, Inc.	179,280
3,000	QUALCOMM, Inc.	236,580
		415,860
Containers & Packaging — 0.3%
3,800	Greif, Inc. - Class A	199,462
Diversified Telecommunication Services — 0.8%
9,000	Telenor ASA	199,559
7,000	Verizon Communications, Inc.	332,990
		532,549
Electric Utilities — 1.7%
8,900	Hawaiian Electric Industries, Inc.	226,238
25,000	PPL Corp.	828,500
		1,054,738
Energy Equipment & Services — 0.9%
4,000	Ensco PLC - Class A†	211,120
3,600	Schlumberger, Ltd. (U.S. Shares)	351,000
		562,120
Food & Staples Retailing — 2.0%
4,500	Casey's General Stores, Inc.†	304,155
10,000	Sysco Corp.	361,300
120,000	Tesco PLC†	590,879
		1,256,334
Food Products — 2.1%
6,700	Flowers Foods, Inc.	143,715
3,200	JM Smucker Co.†	311,168
3,500	McCormick & Co., Inc.†	251,090
3,000	Nestle SA	225,900
48,000	Orkla ASA	409,444
		1,341,317
Health Care Equipment & Supplies — 1.8%
5,000	Baxter International, Inc.	367,900
2,500	Covidien PLC (U.S. Shares)	184,150
8,200	Meridian Bioscience, Inc.	178,678
5,100	Stryker Corp.†	415,497
		1,146,225
Health Care Providers & Services — 2.2%
2,000	Aetna, Inc.†	149,940
5,200	Landauer, Inc.	235,716
10,000	Patterson Cos., Inc.	417,600
9,600	Quest Diagnostics, Inc.	556,032
		1,359,288
Hotels, Restaurants & Leisure — 1.1%
4,000	Darden Restaurants, Inc.†	203,040
4,900	McDonald's Corp.†	480,347
		683,387
Household Durables — 0.9%
9,100	Leggett & Platt, Inc.	297,024
9,000	MDC Holdings, Inc.	254,520
		551,544
Household Products — 0.7%
5,400	Procter & Gamble Co.	435,240
Information Technology Services — 0.8%
6,000	Accenture PLC - Class A (U.S. Shares)	478,320
Insurance — 2.3%
3,800	Allstate Corp.	215,004
7,500	Arthur J Gallagher & Co.	356,850
3,700	Chubb Corp.	330,410
11,000	Marsh & McLennan Cos., Inc.	542,300
		1,444,564
Leisure Products — 0.5%
8,300	Mattel, Inc.†	332,913
Machinery — 0.4%
5,300	Astec Industries, Inc.†	232,723
Marine — 0.7%
10,000	Irish Continental Group PLC†	419,450
Media — 0.7%
5,500	Comcast Corp. - Class A†	275,110
17,200	UBM PLC†	195,533
		470,643
Metals & Mining — 0.4%
6,000	Allegheny Technologies, Inc.	226,080
Multi-Utilities — 0.8%
6,500	Alliant Energy Corp.	369,265
5,500	Suez Environment Co.†	111,712
		480,977
Multiline Retail — 0.9%
5,000	Nordstrom, Inc.	312,250
4,000	Target Corp.	242,040
		554,290
Oil, Gas & Consumable Fuels — 4.6%
4,300	Anadarko Petroleum Corp.	364,468
6,000	BP PLC (ADR)†	288,600
4,300	Chevron Corp.	511,313
6,500	HollyFrontier Corp.	309,270
3,500	Occidental Petroleum Corp.†	333,515
25,000	Plains GP Holdings L.P. - Class A	699,500
3,000	Royal Dutch Shell PLC (ADR)†	219,180
3,000	Total SA (ADR)†	196,800
		2,922,646
Pharmaceuticals — 5.9%
4,600	AbbVie, Inc.†	236,440
4,000	GlaxoSmithKline PLC (ADR)†	213,720
3,800	Johnson & Johnson	373,274
8,500	Merck & Co., Inc.†	482,545
9,500	Novartis AG (ADR)	807,690
21,200	Pfizer, Inc.†	680,944
14,900	Teva Pharmaceutical Industries, Ltd. (ADR)†	787,316
3,600	Zoetis, Inc.	104,184
		3,686,113
Real Estate Investment Trusts (REITs) — 3.4%
8,500	American Capital Agency Corp.	182,665
2,400	AvalonBay Communities, Inc.†	315,168
6,100	Home Properties, Inc.	366,732
5,000	Potlatch Corp.	193,450
35,900	Two Harbors Investment Corp.	367,975
3,500	Ventas, Inc.	211,995
17,000	Weyerhaeuser Co.	498,950
		2,136,935
Road & Rail — 2.1%
3,500	Canadian Pacific Railway, Ltd. (U.S. Shares)	526,505
3,700	Kansas City Southern†	377,622
2,100	Union Pacific Corp.†	394,086
		1,298,213
Semiconductor & Semiconductor Equipment — 2.4%
15,600	Altera Corp.	565,344
5,000	Analog Devices, Inc. †	265,700
9,600	Intel Corp. †	247,776
5,000	Microchip Technology, Inc.	238,800
7,500	MKS Instruments, Inc.	224,175
		1,541,795
Software — 2.3%
12,000	Microsoft Corp.	491,880
23,000	Oracle Corp.	940,930
		1,432,810
Technology Hardware, Storage & Peripherals — 1.5%
800	Apple, Inc.†	429,392
20,000	EMC Corp.	548,200
		977,592
Textiles, Apparel & Luxury Goods — 1.3%
6,800	Coach, Inc.	337,688
3,000	Ralph Lauren Corp.†	482,790
		820,478
Tobacco — 1.0%
7,100	Altria Group, Inc.	265,753
11,100	Swedish Match AB	362,846
		628,599
Transportation Infrastructure — 0.7%
40,000	BBA Aviation PLC†	221,230
9,000	Hamburger Hafen und Logistik AG†	216,275
		437,505
Wireless Telecommunication Services — 0.7%
11,000	Rogers Communications, Inc. - Class B	455,903
Total Common Stock (cost $30,504,325)		35,652,679
Corporate Bonds — 19.7%
Asset-Backed Securities — 0.1%
$ 65,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	62,135
Banking — 2.0%
148,000	Abbey National Treasury Services PLC 4.0000%, 3/13/24†	149,275
67,000	American Express Co. 6.8000%, 9/1/66‡	73,412
155,000	American Express Credit Corp. 2.1250%, 3/18/19	154,373
80,000	Bank of America Corp. 8.0000%, 7/30/99‡	90,600
96,000	Citigroup, Inc. 5.9000%, 12/29/49	94,020
11,000	Citigroup, Inc. 5.3500%, 11/15/99‡	10,203
34,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	37,535
68,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	68,452
17,000	JPMorgan Chase & Co. 7.9000%, 10/30/99‡	19,210
180,000	Morgan Stanley 5.0000%, 11/24/25	185,206
15,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15†	15,318
118,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23†	122,486
60,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23†	61,437
56,000	SVB Financial Group 5.3750%, 9/15/20	62,146
131,000	Zions Bancorp 5.8000%, 12/15/99‡	122,157
		1,265,830
Basic Industry — 1.3%
49,000	Ashland, Inc. 3.8750%, 4/15/18	50,592
50,000	Ashland, Inc. 4.7500%, 8/15/22	49,063
68,000	Ashland, Inc. 6.8750%, 5/15/43	68,510
65,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	71,500
136,000	LyondellBasell Industries NV 5.0000%, 4/15/19	151,430
48,000	Mosaic Co. 4.2500%, 11/15/23	49,240
36,000	Phibro Animal Health Corp. 9.2500%, 7/1/18 (144A)	38,340
37,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	40,746
14,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	15,330
37,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	40,885
158,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	175,775
35,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	35,040
		786,451
Brokerage — 1.3%
65,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	71,988
53,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	52,804
75,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	85,500
38,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	39,948
13,000	Lazard Group LLC 6.8500%, 6/15/17	14,780
100,000	Lazard Group LLC 4.2500%, 11/14/20	103,604
120,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	126,000
88,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	93,720
215,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	233,496
		821,840
Capital Goods — 0.5%
53,000	CNH Capital LLC 3.6250%, 4/15/18	53,927
61,000	Exelis, Inc. 4.2500%, 10/1/16	64,339
28,000	Exelis, Inc. 5.5500%, 10/1/21	28,874
84,000	FLIR Systems, Inc. 3.7500%, 9/1/16	87,584
81,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	82,702
		317,426
Communications — 0.6%
50,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	50,639
70,000	Sprint Corp. 7.2500%, 9/15/21 (144A)	76,300
58,000	UBM PLC 5.7500%, 11/3/20 (144A), †	62,152
141,000	Verizon Communications, Inc. 5.1500%, 9/15/23	154,299
		343,390
Consumer Cyclical — 3.0%
144,000	Brinker International, Inc. 3.8750%, 5/15/23	134,106
31,000	DR Horton, Inc. 4.7500%, 5/15/17	32,860
63,000	DR Horton, Inc. 3.7500%, 3/1/19	63,157
400,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	460,254
218,000	General Motors Co. 3.5000%, 10/2/18 (144A)	222,087
474,000	General Motors Co. 4.8750%, 10/2/23 (144A)	485,850
100,000	General Motors Co. 6.2500%, 10/2/43 (144A)	108,250
39,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18	39,341
41,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23	40,488
72,000	MDC Holdings, Inc. 5.5000%, 1/15/24	73,554
35,000	MGM Resorts International 8.6250%, 2/1/19	41,913
50,000	Starwood Hotels & Resorts Worldwide, Inc. 7.1500%, 12/1/19	59,489
28,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	28,700
23,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	24,610
15,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	14,438
34,000	Viacom, Inc. 3.8750%, 4/1/24	33,917
46,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	44,275
		1,907,289
Consumer Non-Cyclical — 1.8%
204,000	Forest Laboratories, Inc. 4.3750%, 2/1/19 (144A)	214,710
235,000	Forest Laboratories, Inc. 4.8750%, 2/15/21 (144A)	248,513
117,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A), †	124,313
45,000	HCA, Inc. 3.7500%, 3/15/19	45,169
108,000	Life Technologies Corp. 6.0000%, 3/1/20	124,281
19,000	Life Technologies Corp. 5.0000%, 1/15/21	21,126
59,000	Safeway, Inc. 4.7500%, 12/1/21	60,310
23,000	Smithfield Foods, Inc. 5.2500%, 8/1/18 (144A)	23,891
100,000	Tyson Foods, Inc. 6.6000%, 4/1/16	110,443
148,000	WM Wrigley Jr Co. 3.3750%, 10/21/20 (144A)	149,417
		1,122,173
Electric — 0.2%
51,000	CMS Energy Corp. 4.2500%, 9/30/15	53,409
46,000	PPL WEM Holdings, Ltd. 3.9000%, 5/1/16 (144A)	48,318
32,000	PPL WEM Holdings, Ltd. 5.3750%, 5/1/21 (144A)	35,050
		136,777
Energy — 1.3%
250,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	263,125
81,000	Cimarex Energy Co. 5.8750%, 5/1/22	87,885
15,000	Continental Resources, Inc. 7.1250%, 4/1/21	16,969
160,000	Continental Resources, Inc. 5.0000%, 9/15/22	168,000
50,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	56,732
100,000	Nabors Industries, Inc. 5.0000%, 9/15/20	106,738
10,000	Nabors Industries, Inc. 4.6250%, 9/15/21	10,331
99,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	104,692
		814,472
Finance Companies — 1.5%
187,000	CIT Group, Inc. 4.2500%, 8/15/17	195,882
29,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	32,444
129,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	138,998
44,000	CIT Group, Inc. 3.8750%, 2/19/19	44,481
67,000	CIT Group, Inc. 5.0000%, 8/1/23	68,508
33,000	GE Capital Trust I 6.3750%, 11/15/67‡	36,300
7,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	7,700
200,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	214,000
200,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	228,000
		966,313
Financial — 0.5%
102,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	99,675
200,000	LeasePlan Corp. NV 2.5000%, 5/16/18 (144A), †	198,590
		298,265
Industrial — 0.3%
23,000	CBRE Services, Inc. 6.6250%, 10/15/20	24,552
31,000	Cintas Corp. No. 2 2.8500%, 6/1/16	32,020
34,000	Cintas Corp. No. 2 4.3000%, 6/1/21	36,321
60,000	URS Corp. 3.8500%, 4/1/17	62,097
59,000	URS Corp. 5.0000%, 4/1/22	58,333
		213,323
Insurance — 0.6%
129,000	American International Group, Inc. 8.1750%, 5/15/58‡	169,474
63,000	ING U.S., Inc. 5.6500%, 5/15/53‡	62,622
152,000	Primerica, Inc. 4.7500%, 7/15/22	160,793
		392,889
Natural Gas — 1.2%
37,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	38,159
120,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	128,036
90,000	El Paso LLC 7.0000%, 6/15/17	101,550
5,000	El Paso LLC 6.5000%, 9/15/20	5,487
44,000	Energy Transfer Partners L.P. 4.1500%, 10/1/20	45,406
36,000	EnLink Midstream Partners L.P. 4.4000%, 4/1/24	36,703
99,000	EnLink Midstream Partners L.P. 5.6000%, 4/1/44	104,532
17,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	17,330
88,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	92,726
157,000	Western Gas Partners L.P. 5.3750%, 6/1/21	172,135
		742,064
Owned No Guarantee — 0.3%
200,000	Korea National Oil Corp. 4.0000%, 10/27/16 (144A)	212,906
Real Estate Investment Trusts (REITs) — 1.3%
120,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	123,997
88,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	85,957
250,000	Goodman Funding Pty, Ltd. 6.3750%, 4/15/21 (144A)	282,579
37,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	40,509
18,000	Retail Opportunity Investments Partnership L.P. 5.0000%, 12/15/23	18,666
27,000	Senior Housing Properties Trust 6.7500%, 12/15/21	30,478
210,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	227,480
		809,666
Technology — 1.5%
57,000	Autodesk, Inc. 3.6000%, 12/15/22	54,429
214,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	214,404
250,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	242,359
49,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	52,540
214,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	237,472
87,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	87,557
34,000	Xilinx, Inc. 2.1250%, 3/15/19	33,595
41,000	Xilinx, Inc. 3.0000%, 3/15/21	40,658
		963,014
Transportation — 0.4%
7,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	7,177
13,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	13,325
92,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	95,779
9,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	9,533
52,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	52,475
53,000	Southwest Airlines Co. 5.1250%, 3/1/17	58,120
		236,409
Total Corporate Bonds (cost $11,988,197)		12,412,632
Mortgage-Backed Securities — 5.6%
Fannie Mae:
16,860	5.5000%, 1/1/25	18,342
34,052	5.5000%, 7/1/25	37,035
52,516	5.0000%, 9/1/29	57,436
18,936	5.0000%, 1/1/30	20,717
9,897	5.5000%, 1/1/33	11,013
50,328	6.0000%, 12/1/35	56,595
7,524	6.0000%, 2/1/37	8,494
66,367	6.0000%, 9/1/37	71,879
50,632	6.0000%, 10/1/38	58,265
17,476	7.0000%, 2/1/39	18,550
13,257	4.5000%, 10/1/40	14,197
142,464	5.0000%, 2/1/41	155,877
25,307	4.5000%, 4/1/41	27,152
29,865	5.0000%, 4/1/41	32,651
42,004	4.5000%, 5/1/41	45,075
23,976	5.0000%, 5/1/41	26,351
61,183	5.0000%, 7/1/41	67,008
30,722	5.0000%, 10/1/41	33,622
80,920	4.5000%, 11/1/42	86,548
202,858	4.5000%, 2/1/43	216,308
292,315	4.5000%, 2/1/43	313,623
58,533	4.0000%, 7/1/43	60,399
75,000	3.5000%, 1/1/44	75,507
158,914	3.5000%, 1/1/44	160,266
74,777	4.0000%, 2/1/44	77,200
Freddie Mac:
14,470	5.0000%, 1/1/19	15,345
10,148	5.0000%, 2/1/19	10,765
13,750	5.5000%, 8/1/19	14,759
23,197	5.0000%, 6/1/20	24,666
44,491	5.5000%, 12/1/28	49,708
34,204	5.5000%, 10/1/36	38,091
170,546	6.0000%, 4/1/40	192,920
38,125	4.5000%, 1/1/41	40,787
82,745	5.0000%, 5/1/41	90,895
Ginnie Mae:
50,483	5.1000%, 1/15/32	56,853
58,309	4.9000%, 10/15/34	64,191
27,102	6.0000%, 11/20/34	30,476
9,117	5.5000%, 9/15/35	10,371
16,898	6.0000%, 1/20/39	19,148
139,218	5.5000%, 8/15/39	159,540
29,488	5.0000%, 10/15/39	32,957
47,942	5.0000%, 11/15/39	53,347
14,066	5.0000%, 1/15/40	15,705
10,739	5.0000%, 4/15/40	11,989
16,800	5.0000%, 5/15/40	18,452
7,046	5.0000%, 7/15/40	7,864
47,949	5.0000%, 7/15/40	53,540
49,099	5.0000%, 2/15/41	54,600
18,342	5.0000%, 5/15/41	20,569
12,048	4.5000%, 7/15/41	13,120
50,077	4.5000%, 7/15/41	54,185
114,497	4.5000%, 8/15/41	126,110
14,830	5.0000%, 9/15/41	16,400
6,919	5.5000%, 9/20/41	7,647
62,959	4.5000%, 10/20/41	68,031
6,999	6.0000%, 10/20/41	7,933
19,654	6.0000%, 12/20/41	22,230
19,808	6.0000%, 1/20/42	22,444
20,668	6.0000%, 2/20/42	23,440
12,292	6.0000%, 3/20/42	13,950
36,315	6.0000%, 4/20/42	41,165
21,493	3.5000%, 5/20/42	22,022
25,754	6.0000%, 5/20/42	29,201
73,067	5.5000%, 7/20/42	80,966
17,614	6.0000%, 7/20/42	19,940
18,642	6.0000%, 8/20/42	21,114
22,564	6.0000%, 9/20/42	25,558
18,119	6.0000%, 11/20/42	20,476
23,354	6.0000%, 2/20/43	26,479
Total Mortgage-Backed Securities (cost $3,514,802)		3,500,059
Preferred Stock — 1.0%
Capital Markets — 0.4%
400	Charles Schwab Corp., 6.0000%	9,940
3,150	Morgan Stanley, 6.8750%	81,648
4,175	Morgan Stanley, 7.1250%	110,763
1,925	State Street Corp., 5.9000%	49,838
		252,189
Commercial Banks — 0.3%
6,800	Wells Fargo & Co., 6.6250%	184,688
Construction & Engineering — 0.1%
1,500	Citigroup Capital XIII, 7.8750%	41,610
Consumer Finance — 0.1%
4,275	Discover Financial Services, 6.5000%	104,866
Electric Utilities — 0.1%
600	PPL Corp., 8.7500%	32,820
Total Preferred Stock (cost $589,283)		616,173
U.S. Treasury Notes/Bonds — 13.1%
$ 310,000	0.3750%, 3/15/15	310,678
1,623,000	0.3750%, 1/31/16	1,623,506
2,691,000	0.2500%, 2/29/16	2,683,853
576,000	1.3750%, 7/31/18	572,580
261,000	1.5000%, 8/31/18†	260,510
141,000	1.3750%, 9/30/18	139,733
1,218,000	2.7500%, 11/15/23	1,223,519
155,000	2.7500%, 2/15/24	155,339
595,000	3.7500%, 11/15/43	616,011
626,000	3.6250%, 2/15/44	633,238
Total U.S. Treasury Notes/Bonds (cost $8,182,603)		8,218,967
Money Market — 1.9%
1,214,057	Janus Cash Liquidity Fund LLC, 0.0757%∞,£ (cost $1,214,057)	1,214,057
Total Investments (total cost $57,235,602) – 100%		$ 62,855,204

Summary of Investments by Country – (Long Positions) March 31, 2014 (unaudited)
Country	Value	% of Investment Securities
United States††	$54,087,413	86.0%
United Kingdom	2,381,342	3.8
Switzerland	1,033,590	1.6
Canada	982,408	1.6
Norway	856,919	1.4
Israel	787,316	1.2
South Korea	427,310	0.7
Australia	426,561	0.7
Ireland	419,450	0.7
Sweden	362,846	0.6
Germany	340,588	0.5
France	308,512	0.5
Taiwan	242,359	0.4
Netherlands	198,590	0.3
Total	$62,855,204	100.0%

†† Includes Cash Equivalents of 1.9%.

Schedule of Forward Currency Contracts, Open March 31, 2014
Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 5/8/14	430,000	$ 716,567	$ (919)
Euro 5/8/14	289,000	398,068	4,634
		1,114,635	3,715
HSBC Securities (USA), Inc.:
British Pound 5/15/14	616,000	1,026,472	(3,441)
Euro 5/15/14	305,000	420,102	(72)
		1,446,574	(3,513)
Total		$2,561,209	$202

Schedule of Exchange-Traded Written Options – Calls March 31, 2014
Description	Value
AbbVie, Inc. expires April 2014 13 contracts exercise price $55.00	$ (136)
Aetna, Inc. expires April 2014 9 contracts exercise price $80.00	(84)
Air Products & Chemicals, Inc. expires April 2014 6 contracts exercise price $130.00	(45)
Astec Industries, Inc. expires April 2014 16 contracts exercise price $45.00	(817)
AvalonBay Communities, Inc. expires April 2014 5 contracts exercise price $135.00	(294)
BB&T Corp. expires April 2014 18 contracts exercise price $41.00	(523)
Casey's General Stores, Inc. expires April 2014 10 contracts exercise price $72.50	(111)
Comcast Corp. - Class A expires April 2014 14 contracts exercise price $52.50	(274)
Intel Corp. expires April 2014 28 contracts exercise price $26.00	(1,155)
JM Smucker Co. expires April 2014 7 contracts exercise price $100.00	(275)
Mattel, Inc. expires April 2014 18 contracts exercise price $41.00	(1,400)
McCormick & Co., Inc. expires April 2014 10 contracts exercise price $70.00	(2,081)
McDonald's Corp. expires April 2014 7 contracts exercise price $100.00	(192)
Merck & Co., Inc. expires April 2014 13 contracts exercise price $60.00	(187)
Occidental Petroleum Corp. expires April 2014 7 contracts exercise price $100.00	(73)
Pfizer, Inc. expires April 2014 22 contracts exercise price $34.00	(221)
Stryker Corp. expires April 2014 9 contracts exercise price $85.00	(188)
Teva Pharmaceutical Industries, Ltd. (ADR) expires April 2014 14 contracts exercise price $55.00	(730)
Union Pacific Corp. expires April 2014 4 contracts exercise price $200.00	(66)
Wells Fargo & Co. expires April 2014 15 contracts exercise price $50.00	(1,018)
Total Exchange-Traded Written Options - Calls (premiums received $7,571)	$ (9,870)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2014 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Perkins Value Plus Income Fund	$ 4,368,873	7.0%

† A portion of this security or cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of March 31, 2014, is noted below.

Fund	Aggregate Value
Perkins Value Plus Income Fund	$ 5,721,080

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

∞ Rate shown is the 7-day yield as of March 31, 2014.

§ Schedule of Restricted and Illiquid Securities (as of March 31, 2014)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Perkins Value Plus Income Fund
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/13	$ 69,966	$ 70,732	0.1%

The Fund has registration rights for certain restricted securities held as of March 31, 2014. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended March 31, 2014. Unless otherwise indicated, all information in the table is for the period ended March 31, 2014.

	Share Balance			Share Balance	Realized	Dividend	Value
	at 6/30/13	Purchases	Sales	at 3/31/14	Gain/(Loss)	Income	at 3/31/14
Perkins Value Plus Income Fund
Janus Cash Liquidity Fund LLC	368,000	22,277,395	(21,431,338)	1,214,057	$ -	$ 461	$ 1,214,057

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of March 31, 2014. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of March 31, 2014)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$857,629	$—

Bank Loans and Mezzanine Loans	—	383,008	—

Common Stock	35,652,679	—	—

Corporate Bonds	—	12,412,632	—

Mortgage-Backed Securities	—	3,500,059	—

Preferred Stock	—	616,173	—

U.S. Treasury Notes/Bonds	—	8,218,967	—

Money Market	—	1,214,057	—

Total Investments in Securities	$35,652,679	$27,202,525	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$4,634	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$4,432	$—
Exchange-Traded Written Options, at Value	—	9,870	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, INTECH U.S. Value Fund, Janus Diversified Alternatives Fund, Janus Flexible Bond Fund, Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, Janus Global Allocation Fund – Moderate, Janus Global Bond Fund, Janus Government Money Market Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, Janus Short-Term Bond Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, Perkins Select Value Fund, Perkins Small Cap Value Fund, and Perkins Value Plus Income Fund (collectively, the “Funds” and individually, a “Fund”). Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, and Janus Global Allocation Fund – Moderate (the “Global Allocation Funds”) each operate as a “fund of funds,” meaning substantially all of the Global Allocation Funds’ assets will be invested in other Janus funds (the “underlying funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of Janus Diversified Alternatives Fund organized under the laws of the Cayman Islands as an exempted company. The Trust offers forty-five funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Diversified Alternatives Fund and Janus Real Return Fund, which are classified as nondiversified.

Underlying Funds

Janus Global Allocation Fund – Conservative, Janus Global Allocation Fund – Growth, and Janus Global Allocation Fund – Moderate (individually, a “Fund” and collectively, the “Funds”) invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. Each Fund has a target allocation, which is how each Fund’s investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which each Fund’s asset class allocations generally will vary over short-term periods. Each Fund’s long-term expected average asset allocation is as follows: (1) 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments for Janus Global Allocation Fund – Conservative; (2) 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments, for Janus Global Allocation Fund – Growth; and (3) 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments for Janus Global Allocation Fund – Moderate. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Funds’ and underlying funds’ prospectuses. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to Fund shareholders.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Investments held by Janus Government Money Market Fund and Janus Money Market Fund (the “Money Market Funds”) are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Investment in Subsidiary in Janus Diversified Alternatives Fund

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), 90% of Janus Diversified Alternatives Fund’s income must be from certain qualified sources. Direct investment in many commodities-related investments generates income that is not from a qualifying source for purposes of meeting this 90% test. The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in the Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund (“Subsidiary”), which is generally subject to the same investment policies and restrictions as the Janus Diversified Alternatives Fund. The Subsidiary may invest without limitation in commodity index-linked swaps, commodity futures, commodity swaps, commodity-linked notes, and other commodity-linked derivative instruments. The Subsidiary may also invest in fixed-income securities and other investments which may serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest 25% or less of its total assets in the Subsidiary. Income or net capital gains from the Fund’s investment in the Subsidiary would be treated as ordinary income to the Fund. Janus Capital is the adviser to the Subsidiary. The Subsidiary will not be subject to U.S. laws (including securities laws) and their protections. The Subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction.

By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the 1940 Act, and is not subject to all of the provisions of the 1940 Act. The IRS has previously issued a number of private letter rulings to mutual funds (but not the Janus Diversified Alternatives Fund) in which it ruled that income from a fund’s investment in a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. The IRS has suspended issuance of any further private letter rulings pending a review of its position. A change in the IRS’ position or changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectuses and the SAI and could adversely affect the Fund. In particular, unfavorable treatment of the income derived from the Fund’s investment in the Subsidiary could jeopardize the Fund’s status as a regulated investment company under the Code, which in turn may subject the Fund to higher tax rates and/or penalties.

The Subsidiary was incorporated on December 28, 2012 as a wholly-owned subsidiary of Janus Diversified Alternatives Fund. As of March 31, 2014, the market values of the Fund’s investments were $82,656,876, of which $19,478,431, or approximately 24%, represented the Fund’s ownership of the shares of the Subsidiary. The Fund’s Consolidated Schedule of Investments includes the accounts of both the Fund and the Subsidiary.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of March 31, 2014. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of March 31, 2014, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“ FASB”) standard guidance, the Funds utilize the "Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, certain American Depositary Receipts (“ADRs”), certain Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2014 to value the Funds’ investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy. The Funds did not hold a material amount of Level 3 securities as of March 31, 2014.

The following table shows transfers in or out of Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended March 31, 2014.

Fund	Transfers Out of Level 1 to Level 2	Transfers Out of Level 2 to Level 1
INTECH Global Dividend Fund	$ 15,784	$ 54,373
Perkins Large Cap Value Fund	-	8,391,936
Perkins Mid Cap Value Fund	-	123,766,395
Perkins Select Value Fund	-	4,048,500
Perkins Small Cap Value Fund	-	25,823,000
Perkins Value Plus Income Fund	-	2,671,921

Financial assets were transferred out of Level 1 to Level 2 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the current period and no factor was applied at the end of the prior fiscal year.

Financial assets were transferred out of Level 2 to Level 1 as the current market for the securities with quoted prices are considered active.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Derivative Instruments

The Funds, except the Money Market Funds, may invest in various types of derivatives, which may at times result in significant derivative exposure. INTECH Global Dividend Fund, INTECH International Fund, INTECH U.S. Core Fund, INTECH U.S. Growth Fund, and INTECH U.S. Value Fund (the “Mathematical Funds”) may invest, to a limited extent, in certain types of derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, commodities-linked derivative instruments, inflation index swaps, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended March 31, 2014 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC’s (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Commodity Risk – Commodity risk relates to the change in value of commodities or commoditylinked investments due to changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Commodity-Linked Investments in Janus Diversified Alternatives Subsidiary, Ltd.

Janus Diversified Alternatives Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in Janus Diversified Alternatives Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands as an exempted company which is generally subject to the same investment policies and restrictions as the Fund. Janus Diversified Alternatives Subsidiary, Ltd. invests in commodity-linked investments and other investments which may serve as margin or collateral for Janus Diversified Alternatives Subsidiary Ltd.’s derivative positions. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds, except the Global Allocation Funds, Mathematical Funds, and the Money Market Funds, may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, commodity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e. treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds, except the Mathematical Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended March 31, 2014 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2013	465	$10,238
Options written	2,212	64,335
Options closed	(157)	(4,393)
Options expired	(1,838)	(49,430)
Options exercised	(437)	(13,179)
Options outstanding at March 31, 2014	245	$7,571

Put Options	Number of Contracts	Premiums Received
Perkins Value Plus Income Fund
Options outstanding at June 30, 2013	45	$821
Options written	33	1,274
Options closed	-	-
Options expired	(78)	(2,095)
Options exercised	-	-
Options outstanding at March 31, 2014	-	$-

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds, with the exception of the Global Allocation Funds and the Mathematical Funds, may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices, the rate of inflation, or interest rates. The Funds are subject to equity risk, commodity risk, and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

Janus Flexible Bond Fund, Janus Global Bond Fund, Janus High-Yield Fund, Janus Multi-Sector Income Fund, Janus Real Return Fund, and Janus Short-Term Bond Fund (the “Fixed Income Funds”), Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. The Mathematical Funds do not intend to invest in these types of bonds.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act is dramatically changing the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act, on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Loans

The Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fixed Income Funds, Perkins Value Plus Income Fund, and certain underlying funds of the Global Allocation Funds at period end.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans, bridge loans, and delayed draw term loans. Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, except the Global Allocation Funds and the Mathematical Funds, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include corporate bonds, common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, certain Funds may seek to earn additional income by lending securities to qualified parties. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions. Each Fund may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If a Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Cash Collateral Fund LLC. An investment in Janus Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause a Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Funds and Janus Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Funds and Janus Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Funds may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2014 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
INTECH Global Dividend Fund	$ 14,974,327	$ 1,920,664	$ (324,587)	$ 1,596,077
INTECH International Fund	63,913,717	9,994,816	(944,686)	9,050,130
INTECH U.S. Core Fund	504,486,001	135,461,303	(1,870,093)	133,591,210
INTECH U.S. Growth Fund	256,911,958	67,795,866	(2,837,708)	64,958,158
INTECH U.S. Value Fund	97,616,029	22,115,659	(408,991)	21,706,668
Janus Diversified Alternatives Fund	8,292,904	616,118	(10,465)	605,653
Janus Flexible Bond Fund	5,909,939,256	122,695,775	(22,732,763)	99,963,012
Janus Global Allocation Fund – Conservative	263,514,545	30,613,805	(620,871)	29,992,934
Janus Global Allocation Fund – Growth	225,430,853	50,362,900	(1,143,814)	49,219,086
Janus Global Allocation Fund – Moderate	273,313,154	47,629,919	(1,246,371)	46,383,548
Janus Global Bond Fund	249,509,161	10,382,489	(764,825)	9,617,664
Janus Government Money Market Fund	174,001,616	-	-	-
Janus High-Yield Fund	2,563,140,817	119,720,483	(6,325,918)	113,394,565
Janus Money Market Fund	1,220,816,366	-	-	-
Janus Multi-Sector Income Fund	12,499,669	48,977	(74,875)	(25,898)
Janus Real Return Fund	18,226,532	330,463	(39,736)	290,727
Janus Short-Term Bond Fund	2,915,950,079	25,875,901	(2,676,175)	23,199,726
Perkins Large Cap Value Fund	107,447,309	35,945,074	(585,548)	35,359,526
Perkins Mid Cap Value Fund	7,408,826,329	1,972,811,614	(7,423,227)	1,965,388,387
Perkins Select Value Fund	73,524,965	13,163,404	(235,767)	12,927,637
Perkins Small Cap Value Fund	1,693,967,610	488,864,730	(2,696,243)	486,168,487
Perkins Value Plus Income Fund	57,264,372	5,961,424	(372,592)	5,590,832

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2014 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ filings.

Item 2. Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robin C. Beery

Robin C. Beery,

President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: May 30, 2014

By:

/s/ Jesper Nergaard

Jesper Nergaard,

Vice President, Chief Financial Officer, Treasurer and Principal

Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2014